LVIP SSGA Bond Index Fund
Schedule of Investments
March 31, 2021 (unaudited)
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.97%
Fannie Mae-Aces
•Series 2013-M12 APT 2.42% 3/25/23	347,330	$ 359,775
•Series 2014-M4 A2 3.35% 3/25/24	887,968	951,793
Series 2015-M1 A2 2.53% 9/25/24	465,299	490,614
•Series 2016-M13 A2 2.48% 9/25/26	1,600,000	1,689,370
•Series 2017-M15 ATS2 3.14% 11/25/27	500,000	546,818
•Series 2017-M3 A2 2.48% 12/25/26	800,000	845,654
•Series 2017-M8 A2 3.06% 5/25/27	350,000	380,544
•Series 2018-M1 A2 2.98% 12/25/27	185,000	200,809
Series 2020-M42 A2 1.27% 7/25/30	960,000	896,734
•Series 2020-M53 A2 1.68% 11/25/32	1,000,000	964,185
Series 2020-M8 A2 1.82% 2/25/30	144,700	142,499
•Series 2021-M1 A2 1.39% 11/25/30	131,250	124,888
Freddie Mac Multifamily Structured Pass Through Certificates
♦Series K026 A2 2.51% 11/25/22	1,000,000	1,030,639
♦•Series K030 A2 3.25% 4/25/23	4,700,000	4,937,872
♦Series K060 A2 3.30% 10/25/26	1,000,000	1,105,417
♦Series K067 AM 3.28% 8/25/27	800,000	882,222
♦•Series K069 A2 3.19% 9/25/27	1,400,000	1,545,645
♦Series K072 A2 3.44% 12/25/27	1,270,000	1,422,349
♦Series K089 A2 3.56% 1/25/29	714,286	807,201
♦Series K098 A2 2.43% 8/25/29	350,000	365,983
♦Series K102 A2 2.54% 10/25/29	1,000,000	1,053,920
♦Series K105 A2 1.87% 1/25/30	250,000	250,703
♦Series K108 A2 1.52% 3/25/30	222,222	216,587
♦Series K109 A2 1.56% 4/25/30	200,000	195,323
♦Series K110 A2 1.48% 4/25/30	160,714	155,956
♦Series K111 A2 1.35% 5/25/30	600,000	575,400
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac Multifamily Structured Pass Through Certificates (continued)
♦Series K113 A2 1.34% 6/25/30	500,000	$ 478,794
♦Series K115 A2 1.38% 6/25/30	2,383,333	2,288,029
♦Series K117 A2 1.41% 8/25/30	750,000	720,230
♦Series K121 A2 1.55% 10/25/30	400,000	387,755
♦Series K123 A2 1.62% 12/25/30	350,000	341,285
♦Series K126 A2 2.07% 1/25/31	400,000	406,249
♦Series K-1515 A2 1.94% 2/25/35	351,000	336,315
♦Series K-1519 A2 2.01% 12/25/35	250,000	240,059
♦Series K723 A2 2.45% 8/25/23	500,000	520,967
♦Series K734 A2 3.21% 2/25/26	500,000	547,556
♦Series K737 A2 2.53% 10/25/26	1,500,000	1,592,757
♦Series K741 A2 1.60% 12/25/27	400,000	402,961
Total Agency Commercial Mortgage-Backed Securities (Cost $29,754,819)		30,401,857
AGENCY MORTGAGE-BACKED SECURITIES–27.20%
Fannie Mae S.F. 10 yr 4.00% 5/1/23	457	486
Fannie Mae S.F. 15 yr
2.00% 9/1/35	3,839,653	3,943,879
2.00% 11/1/35	6,186,289	6,354,213
2.00% 12/1/35	4,418,150	4,538,079
2.00% 2/1/36	5,918,265	6,078,913
2.50% 10/1/27	433,404	453,316
2.50% 3/1/28	922,287	966,699
2.50% 4/1/28	1,220,907	1,274,835
2.50% 7/1/28	272,809	284,856
2.50% 9/1/28	482,280	503,556
2.50% 10/1/28	269,289	280,854
2.50% 3/1/29	1,224,819	1,277,501
2.50% 2/1/30	881,010	921,157
2.50% 5/1/30	347,885	363,200
2.50% 2/1/31	2,069,056	2,160,196
2.50% 7/1/31	871,980	912,754
2.50% 10/1/31	903,937	940,593
2.50% 12/1/32	1,079,053	1,122,599
2.50% 2/1/35	4,164,892	4,332,730
2.50% 8/1/35	1,746,833	1,817,493
3.00% 11/1/26	715,154	756,086
LVIP SSGA Bond Index Fund–1

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 15 yr (continued)
3.00% 6/1/27	196,306	$ 207,600
3.00% 8/1/27	365,447	386,519
3.00% 9/1/27	1,500,340	1,585,277
3.00% 10/1/27	221,141	233,851
3.00% 12/1/27	71,921	76,064
3.00% 8/1/29	1,062,610	1,123,598
3.00% 4/1/30	576,224	609,555
3.00% 5/1/30	1,423,481	1,503,481
3.00% 6/1/30	909,724	961,288
3.00% 12/1/30	499,746	530,600
3.00% 10/1/32	819,305	865,446
3.50% 11/1/25	145,712	155,412
3.50% 12/1/25	410,393	437,939
3.50% 12/1/26	253,624	270,543
3.50% 10/1/29	925,189	998,053
3.50% 4/1/32	352,357	379,512
3.50% 7/1/32	204,081	219,659
3.50% 6/1/33	520,508	556,169
4.00% 4/1/24	20,380	21,688
4.00% 5/1/24	34,621	36,833
4.00% 6/1/24	52,109	55,443
4.00% 7/1/24	21,536	22,913
4.00% 10/1/24	1,348	1,435
4.00% 12/1/24	50,679	53,930
4.00% 1/1/25	86,591	92,149
4.00% 3/1/25	118,524	126,157
4.00% 5/1/25	34,700	36,915
4.00% 7/1/25	483	514
4.00% 8/1/25	3,660	3,898
4.00% 9/1/25	56,158	59,799
4.00% 10/1/25	58,067	61,823
4.00% 1/1/26	2,574	2,747
4.00% 3/1/26	126,239	134,681
4.00% 5/1/26	1,513	1,616
4.00% 7/1/26	92,926	98,913
4.00% 3/1/31	250,542	267,355
4.50% 2/1/23	10,123	10,617
4.50% 4/1/23	852	894
4.50% 5/1/23	1,557	1,634
4.50% 6/1/23	32,824	34,457
4.50% 11/1/23	2,292	2,406
4.50% 2/1/24	236	248
4.50% 3/1/24	683	718
4.50% 4/1/24	18,361	19,313
4.50% 5/1/24	32,908	34,565
4.50% 7/1/24	32,651	34,315
4.50% 8/1/24	63,495	66,927
4.50% 11/1/24	29,184	31,075
4.50% 4/1/25	42,595	45,018
4.50% 5/1/25	4,531	4,825
4.50% 6/1/25	1,480	1,556
5.00% 4/1/23	2,420	2,541
5.00% 6/1/23	49,716	52,206
5.00% 9/1/23	30,839	32,392
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 15 yr (continued)
5.00% 11/1/23	8,810	$ 9,254
5.00% 12/1/23	11,284	11,849
5.00% 3/1/25	8,027	8,435
5.00% 6/1/25	331	348
5.50% 4/1/22	5,534	5,619
5.50% 7/1/22	947	953
6.00% 8/1/22	1,208	1,235
6.00% 9/1/22	4,800	4,909
Fannie Mae S.F. 15 yr TBA
1.50% 4/19/36	14,000,000	14,063,206
2.00% 4/19/36	6,950,000	7,132,594
Fannie Mae S.F. 20 yr
2.00% 8/1/40	903,484	912,437
2.00% 10/1/40	952,799	964,005
2.00% 11/1/40	6,798,362	6,890,898
2.00% 1/1/41	2,953,595	2,993,800
2.00% 2/1/41	992,323	1,005,862
2.50% 2/1/40	874,100	897,809
2.50% 6/1/40	790,692	816,258
2.50% 8/1/40	1,748,475	1,802,323
3.00% 11/1/34	558,673	588,596
3.00% 12/1/34	396,355	417,585
3.00% 2/1/35	752,197	789,765
3.00% 3/1/36	314,974	331,119
3.00% 11/1/36	1,487,627	1,564,026
3.00% 9/1/37	801,771	837,427
3.50% 6/1/34	802,132	866,633
3.50% 7/1/34	2,094,505	2,252,814
3.50% 2/1/37	911,086	977,236
4.00% 9/1/35	181,620	199,195
4.00% 10/1/35	291,548	318,890
4.00% 1/1/37	435,442	477,168
Fannie Mae S.F. 30 yr
2.00% 8/1/50	9,501,862	9,495,404
2.00% 1/1/51	13,621,548	13,609,114
2.00% 2/1/51	7,626,150	7,617,058
2.00% 3/1/51	4,987,863	4,981,916
2.00% 4/1/51	20,000,000	19,976,260
2.50% 11/1/49	7,850,561	8,063,507
2.50% 7/1/50	5,388,050	5,534,201
2.50% 8/1/50	3,413,799	3,506,398
2.50% 10/1/50	9,405,383	9,660,503
2.50% 4/1/51	7,775,000	7,985,896
3.00% 9/1/42	530,419	558,070
3.00% 10/1/42	1,683,048	1,785,312
3.00% 11/1/42	1,040,883	1,106,759
3.00% 12/1/42	1,033,379	1,098,781
3.00% 1/1/43	779,974	829,265
3.00% 3/1/43	1,585,786	1,679,265
3.00% 4/1/43	1,129,398	1,200,858
3.00% 6/1/43	2,826,663	2,997,232
3.00% 7/1/43	1,627,722	1,723,706
3.00% 8/1/43	1,788,460	1,893,925
3.00% 9/1/45	1,282,842	1,350,128

LVIP SSGA Bond Index Fund–2

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
3.00% 11/1/45	2,178,366	$ 2,285,899
3.00% 9/1/46	2,745,136	2,886,432
3.00% 10/1/46	1,731,863	1,820,763
3.00% 11/1/46	1,923,732	2,032,394
3.00% 12/1/46	4,704,635	4,968,257
3.00% 1/1/47	3,772,757	3,956,361
3.00% 9/1/47	711,064	745,395
3.00% 2/1/48	2,261,701	2,384,712
3.00% 12/1/49	12,545,877	13,085,330
3.00% 7/1/50	3,915,407	4,085,099
3.50% 10/1/40	274,193	295,771
3.50% 12/1/40	185,144	199,207
3.50% 2/1/41	313,524	338,685
3.50% 8/1/42	302,333	328,714
3.50% 9/1/42	2,549,359	2,761,802
3.50% 10/1/42	1,776,822	1,920,752
3.50% 11/1/42	805,367	875,363
3.50% 1/1/43	1,516,638	1,648,581
3.50% 2/1/43	251,183	273,033
3.50% 7/1/43	2,317,403	2,511,910
3.50% 10/1/44	1,008,287	1,084,514
3.50% 1/1/45	757,675	817,763
3.50% 2/1/45	2,763,915	2,984,985
3.50% 5/1/45	1,237,398	1,324,209
3.50% 8/1/45	1,568,703	1,678,200
3.50% 11/1/45	1,901,309	2,033,696
3.50% 12/1/45	2,020,506	2,167,718
3.50% 2/1/46	5,375,901	5,766,279
3.50% 5/1/46	821,197	876,611
3.50% 6/1/46	362,501	389,053
3.50% 2/1/47	1,051,836	1,119,584
3.50% 3/1/47	719,236	765,554
3.50% 5/1/47	1,344,967	1,434,990
3.50% 7/1/47	2,490,929	2,696,366
3.50% 9/1/47	693,918	736,564
3.50% 10/1/47	1,721,363	1,826,663
3.50% 12/1/47	1,450,246	1,538,627
3.50% 1/1/48	1,664,060	1,765,183
3.50% 2/1/48	827,842	884,589
3.50% 6/1/48	1,870,784	1,981,920
3.50% 11/1/48	1,274,652	1,353,513
3.50% 6/1/49	4,970,934	5,260,793
3.50% 8/1/49	5,597,684	5,910,715
3.50% 6/1/50	1,400,349	1,478,927
4.00% 1/1/39	18,272	20,229
4.00% 2/1/39	19,734	21,740
4.00% 3/1/39	1,009	1,116
4.00% 4/1/39	81,800	90,213
4.00% 6/1/39	48,209	52,851
4.00% 8/1/39	226,022	249,406
4.00% 9/1/39	313,031	347,003
4.00% 11/1/39	18,045	19,967
4.00% 12/1/39	364,732	401,498
4.00% 1/1/40	143,067	158,333
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
4.00% 5/1/40	145,687	$ 160,935
4.00% 8/1/40	28,753	31,370
4.00% 9/1/40	56,996	63,049
4.00% 10/1/40	272,566	299,830
4.00% 11/1/40	427,893	471,018
4.00% 12/1/40	702,553	775,060
4.00% 1/1/41	1,306,999	1,435,987
4.00% 2/1/41	409,375	451,682
4.00% 3/1/41	4,354	4,673
4.00% 4/1/41	144,404	159,830
4.00% 5/1/41	697,472	767,049
4.00% 6/1/41	6,949	7,479
4.00% 9/1/41	141,310	155,137
4.00% 10/1/41	67,870	74,431
4.00% 11/1/41	157,766	173,527
4.00% 12/1/41	6,513	7,141
4.00% 1/1/42	5,346	5,917
4.00% 10/1/43	2,039,272	2,247,110
4.00% 12/1/43	525,712	579,326
4.00% 7/1/44	772,212	846,500
4.00% 9/1/44	736,341	807,027
4.00% 10/1/44	1,207,194	1,314,213
4.00% 3/1/45	989,738	1,077,592
4.00% 7/1/45	1,100,935	1,204,077
4.00% 9/1/45	3,406,575	3,722,888
4.00% 4/1/46	675,816	736,980
4.00% 7/1/46	282,711	306,639
4.00% 11/1/46	1,782,208	1,933,336
4.00% 4/1/47	1,335,402	1,443,884
4.00% 9/1/47	659,854	711,838
4.00% 12/1/47	2,610,565	2,816,973
4.00% 1/1/48	754,509	816,290
4.00% 2/1/48	1,642,884	1,767,412
4.00% 5/1/48	432,450	464,962
4.00% 6/1/48	3,350,116	3,595,150
4.00% 7/1/48	928,919	998,086
4.00% 1/1/49	3,491,832	3,832,980
4.00% 5/1/49	1,896,672	2,033,752
4.00% 8/1/49	5,197,006	5,567,227
4.50% 8/1/33	9,227	10,226
4.50% 1/1/34	8,848	9,843
4.50% 9/1/35	29,356	32,696
4.50% 2/1/38	12,675	14,284
4.50% 4/1/38	16,928	18,503
4.50% 7/1/38	27,879	31,157
4.50% 11/1/38	47,803	53,586
4.50% 2/1/39	135,707	152,533
4.50% 3/1/39	96,269	107,181
4.50% 4/1/39	467,186	526,115
4.50% 5/1/39	169,030	189,597
4.50% 6/1/39	46,145	51,988
4.50% 7/1/39	160,053	179,693
4.50% 9/1/39	114,057	127,933
4.50% 1/1/40	400,110	451,140

LVIP SSGA Bond Index Fund–3

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
4.50% 2/1/40	655,813	$ 739,126
4.50% 5/1/40	345,142	389,106
4.50% 6/1/40	170,590	191,293
4.50% 8/1/40	74,426	82,600
4.50% 9/1/40	173,503	194,538
4.50% 10/1/40	1,148,606	1,292,170
4.50% 11/1/40	220,593	244,057
4.50% 2/1/41	659,715	740,074
4.50% 4/1/41	6,505	7,075
4.50% 5/1/41	879,221	983,292
4.50% 6/1/41	34,324	37,340
4.50% 1/1/42	981,089	1,100,084
4.50% 9/1/43	451,820	509,847
4.50% 12/1/43	1,491,972	1,682,906
4.50% 10/1/44	115,004	127,843
4.50% 9/1/47	899,678	987,126
4.50% 11/1/47	731,220	801,647
4.50% 8/1/48	1,893,909	2,060,884
4.50% 11/1/48	1,164,560	1,270,829
4.50% 12/1/48	1,351,992	1,471,721
5.00% 9/1/33	59,457	67,548
5.00% 4/1/34	207,107	240,679
5.00% 7/1/34	145,640	169,019
5.00% 11/1/34	68,511	78,338
5.00% 4/1/35	43,970	51,061
5.00% 6/1/35	71,860	82,841
5.00% 7/1/35	846,300	982,840
5.00% 9/1/35	14,065	16,162
5.00% 10/1/35	52,657	61,228
5.00% 12/1/35	250,957	291,756
5.00% 2/1/36	566,889	659,453
5.00% 3/1/36	31,603	36,731
5.00% 11/1/36	12,232	14,224
5.00% 4/1/38	70,531	82,057
5.00% 7/1/38	5,334	5,921
5.00% 11/1/38	12,215	13,526
5.00% 8/1/39	242,382	278,673
5.00% 12/1/39	61,199	70,698
5.00% 1/1/40	198,194	230,623
5.00% 7/1/40	563,407	649,655
5.00% 9/1/40	184,720	213,395
5.00% 6/1/41	442,929	511,466
5.50% 11/1/33	12,677	14,717
5.50% 1/1/34	30,973	36,152
5.50% 5/1/34	55,939	65,142
5.50% 7/1/34	36,682	42,851
5.50% 10/1/34	75,631	88,484
5.50% 9/1/35	41,236	48,195
5.50% 10/1/35	21,521	25,139
5.50% 12/1/35	235,660	265,387
5.50% 1/1/36	167,918	196,331
5.50% 4/1/36	467,074	546,245
5.50% 8/1/36	145,342	170,213
5.50% 1/1/37	140,978	165,498
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
5.50% 3/1/37	47,119	$ 55,076
5.50% 5/1/37	50,984	59,802
5.50% 6/1/37	24,689	28,158
5.50% 8/1/37	15,898	18,635
5.50% 11/1/37	859	1,004
5.50% 12/1/37	82	92
5.50% 1/1/38	935,082	1,098,294
5.50% 2/1/38	13,863	15,953
5.50% 5/1/38	69,107	81,220
5.50% 6/1/38	4,489	5,274
5.50% 7/1/38	39,356	45,891
5.50% 10/1/38	15,575	18,305
5.50% 1/1/39	69,063	80,287
5.50% 5/1/39	147,174	172,967
5.50% 6/1/39	148,839	174,926
5.50% 10/1/39	64,312	75,559
5.50% 7/1/41	122,572	144,008
6.00% 12/1/35	49,462	57,625
6.00% 2/1/36	20,338	24,296
6.00% 6/1/36	12,364	14,776
6.00% 7/1/36	53,706	63,334
6.00% 8/1/36	25,361	30,261
6.00% 9/1/36	37,657	44,420
6.00% 10/1/36	34,639	41,024
6.00% 11/1/36	3,169	3,715
6.00% 1/1/37	41,322	49,289
6.00% 2/1/37	128,210	151,612
6.00% 3/1/37	18,972	22,099
6.00% 4/1/37	3,365	3,782
6.00% 5/1/37	52,549	62,773
6.00% 6/1/37	25,164	30,038
6.00% 8/1/37	44,045	51,932
6.00% 9/1/37	86,244	102,772
6.00% 10/1/37	89,917	106,576
6.00% 11/1/37	22,727	26,577
6.00% 1/1/38	12,522	14,714
6.00% 2/1/38	17,331	19,457
6.00% 4/1/38	1,769	2,001
6.00% 5/1/38	52,599	62,179
6.00% 6/1/38	21,303	24,764
6.00% 8/1/38	32,605	37,074
6.00% 9/1/38	21,217	24,040
6.00% 10/1/38	6,611	7,621
6.00% 11/1/38	8,968	10,526
6.00% 12/1/38	203,511	243,025
6.00% 4/1/40	171,769	204,249
6.00% 6/1/40	301,465	360,163
6.50% 3/1/32	335	376
6.50% 7/1/36	27,894	32,635
6.50% 9/1/36	29,487	34,780
6.50% 11/1/36	49,501	58,123
6.50% 9/1/37	6,036	7,016
6.50% 10/1/37	62,161	71,909
6.50% 2/1/38	80,085	93,092

LVIP SSGA Bond Index Fund–4

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
6.50% 3/1/38	183,206	$ 215,711
6.50% 5/1/38	20,650	23,568
6.50% 7/1/38	90,056	104,797
7.00% 8/1/39	85,525	99,317
Fannie Mae S.F. 30 yr TBA
1.50% 4/14/51	6,200,000	5,989,781
2.00% 4/14/51	7,175,000	7,161,547
2.50% 4/14/51	25,750,000	26,423,926
Freddie Mac Gold Pool 3.00% 2/1/47	2,307,747	2,441,014
Freddie Mac S.F. 15 yr
2.50% 4/1/28	45,501	47,529
2.50% 7/1/28	205,553	214,677
2.50% 9/1/28	952,776	995,160
2.50% 10/1/28	1,277,932	1,334,617
2.50% 10/1/29	784,705	819,205
2.50% 1/1/31	995,809	1,042,442
2.50% 5/1/31	382,683	398,314
2.50% 6/1/31	1,410,279	1,467,871
2.50% 12/1/31	1,411,912	1,482,884
2.50% 12/1/32	915,813	953,064
3.00% 11/1/26	899,359	950,710
3.00% 2/1/27	92,158	97,796
3.00% 3/1/27	90,558	95,629
3.00% 4/1/27	312,450	330,495
3.00% 11/1/27	143,760	151,960
3.00% 2/1/29	586,434	623,417
3.00% 4/1/30	1,425,112	1,508,454
3.00% 12/1/30	1,616,430	1,710,835
3.00% 5/1/31	794,164	840,442
3.00% 2/1/32	655,212	697,328
3.00% 5/1/32	457,460	483,454
3.00% 11/1/32	851,565	899,610
3.50% 12/1/25	374,724	399,946
3.50% 3/1/26	290,095	309,595
3.50% 10/1/27	234,056	249,538
3.50% 2/1/30	131,068	141,473
3.50% 4/1/32	368,789	397,364
4.00% 2/1/24	12,350	13,138
4.00% 8/1/24	21,286	22,652
4.00% 2/1/25	36,634	39,007
4.00% 7/1/25	100,520	107,063
4.00% 4/1/26	236,246	252,146
4.50% 6/1/24	950	999
4.50% 7/1/24	34,136	35,889
4.50% 8/1/24	16,916	17,776
4.50% 11/1/24	37,775	40,109
4.50% 5/1/25	11,545	12,208
5.00% 4/1/23	14,548	15,278
5.00% 3/1/25	8,425	8,852
6.00% 11/1/23	12,447	13,003
Freddie Mac S.F. 20 yr
3.00% 4/1/36	874,914	920,103
3.00% 2/1/37	644,125	677,473
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr
1.50% 2/1/51	9,439,971	$ 9,127,129
2.00% 10/1/50	7,653,243	7,644,119
2.00% 11/1/50	10,718,712	10,705,933
2.00% 12/1/50	5,677,539	5,670,770
2.00% 1/1/51	7,512,459	7,533,631
2.00% 2/1/51	13,904,679	13,888,101
2.50% 7/1/50	8,117,071	8,337,246
2.50% 8/1/50	8,555,974	8,788,054
2.50% 10/1/50	6,895,762	7,082,809
2.50% 11/1/50	6,458,565	6,633,753
3.00% 10/1/42	1,113,349	1,184,210
3.00% 1/1/43	2,468,081	2,625,378
3.00% 3/1/43	1,366,309	1,453,337
3.00% 4/1/43	1,736,353	1,844,165
3.00% 7/1/43	681,325	724,631
3.00% 8/1/43	284,040	302,133
3.00% 10/1/43	972,952	1,033,506
3.00% 8/1/45	2,888,974	3,041,550
3.00% 4/1/46	670,000	702,921
3.00% 7/1/46	4,925,401	5,164,964
3.00% 10/1/46	2,831,436	2,994,708
3.00% 11/1/46	1,770,667	1,873,085
3.00% 12/1/46	1,114,099	1,171,474
3.00% 1/1/47	2,119,137	2,239,719
3.00% 2/1/47	1,409,032	1,495,768
3.00% 12/1/47	201,373	210,148
3.00% 10/1/49	1,562,904	1,629,421
3.00% 12/1/49	3,783,044	3,939,236
3.00% 1/1/50	4,460,696	4,642,323
3.00% 2/1/50	5,872,448	6,115,229
3.00% 4/1/50	5,990,494	6,249,740
3.00% 5/1/50	979,698	1,022,705
3.50% 10/1/41	1,314,253	1,421,161
3.50% 2/1/42	951,557	1,029,120
3.50% 5/1/42	1,038,340	1,125,780
3.50% 10/1/42	1,039,538	1,127,489
3.50% 2/1/43	770,287	837,608
3.50% 5/1/43	718,463	776,866
3.50% 8/1/43	1,423,085	1,537,766
3.50% 2/1/44	402,877	434,738
3.50% 3/1/44	29,402	31,704
3.50% 6/1/44	453,360	488,331
3.50% 8/1/44	503,677	546,325
3.50% 11/1/44	879,725	945,879
3.50% 1/1/45	1,118,129	1,206,711
3.50% 7/1/45	3,072,217	3,306,354
3.50% 10/1/45	1,113,636	1,195,320
3.50% 12/1/45	727,244	782,582
3.50% 1/1/46	1,492,307	1,612,208
3.50% 3/1/46	762,436	823,861
3.50% 5/1/46	586,191	632,077
3.50% 6/1/46	1,323,382	1,407,926
3.50% 12/1/46	1,640,964	1,748,389
3.50% 2/1/47	1,250,588	1,333,664

LVIP SSGA Bond Index Fund–5

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
3.50% 3/1/47	697,749	$ 741,682
3.50% 10/1/47	523,782	556,411
3.50% 11/1/47	696,762	740,458
3.50% 12/1/47	1,419,563	1,508,055
3.50% 2/1/48	1,743,282	1,850,967
3.50% 5/1/48	696,900	736,720
3.50% 8/1/49	514,410	542,881
3.50% 12/1/49	1,882,745	1,987,047
3.50% 3/1/50	603,221	636,660
4.00% 5/1/39	103,762	114,289
4.00% 2/1/40	51,983	57,216
4.00% 5/1/40	57,260	62,826
4.00% 8/1/40	19,022	21,068
4.00% 9/1/40	136,042	149,269
4.00% 10/1/40	522,095	574,643
4.00% 11/1/40	1,152,182	1,264,417
4.00% 12/1/40	769,623	849,978
4.00% 2/1/41	626,202	693,140
4.00% 12/1/41	806,967	890,158
4.00% 1/1/42	265,160	285,052
4.00% 3/1/42	46,934	51,821
4.00% 4/1/42	1,081,005	1,191,412
4.00% 6/1/42	4,614	5,110
4.00% 5/1/44	1,105,860	1,212,800
4.00% 9/1/44	350,214	383,972
4.00% 4/1/45	1,183,251	1,300,727
4.00% 10/1/45	561,233	612,670
4.00% 11/1/45	223,823	244,357
4.00% 1/1/46	679,147	742,398
4.00% 2/1/46	533,079	580,861
4.00% 2/1/47	323,769	350,550
4.00% 9/1/47	2,563,051	2,760,658
4.00% 11/1/47	357,335	386,046
4.00% 12/1/47	731,609	788,849
4.00% 1/1/48	358,221	386,899
4.00% 5/1/48	1,591,212	1,714,458
4.00% 7/1/48	502,466	539,219
4.00% 10/1/48	748,500	802,691
4.00% 3/1/49	800,874	858,730
4.00% 11/1/49	1,673,377	1,794,052
4.50% 2/1/39	23,029	25,689
4.50% 4/1/39	17,807	20,086
4.50% 5/1/39	47,436	53,507
4.50% 6/1/39	269,455	302,960
4.50% 7/1/39	52,684	58,590
4.50% 9/1/39	323,079	364,438
4.50% 10/1/39	221,685	249,033
4.50% 1/1/40	820,920	925,993
4.50% 2/1/40	455,130	513,385
4.50% 7/1/40	59,718	67,360
4.50% 8/1/40	36,335	40,487
4.50% 9/1/40	394,896	443,908
4.50% 2/1/41	977,519	1,101,095
4.50% 3/1/41	221,130	249,385
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
4.50% 9/1/41	327,301	$ 364,542
4.50% 3/1/44	166,132	186,123
4.50% 5/1/44	20,148	22,002
4.50% 7/1/45	566,036	634,285
4.50% 4/1/47	187,761	206,425
4.50% 9/1/47	423,045	464,268
4.50% 12/1/47	198,169	217,149
4.50% 6/1/48	836,749	912,949
4.50% 8/1/48	1,017,790	1,110,031
4.50% 3/1/49	1,161,997	1,264,916
4.50% 6/1/49	1,479,681	1,610,683
5.00% 10/1/34	89,196	103,481
5.00% 2/1/35	22,156	25,736
5.00% 8/1/35	30,771	35,797
5.00% 10/1/35	15,784	18,367
5.00% 11/1/35	7,525	8,758
5.00% 12/1/35	53,313	62,037
5.00% 2/1/37	37,745	43,615
5.00% 12/1/37	186,950	217,609
5.00% 1/1/38	2,392	2,784
5.00% 4/1/38	1,388	1,615
5.00% 6/1/38	72,630	84,520
5.00% 7/1/38	9,462	11,014
5.00% 9/1/38	3,834	4,463
5.00% 10/1/38	73,641	85,663
5.00% 12/1/38	59,472	69,163
5.00% 1/1/39	18,768	21,839
5.00% 2/1/39	339,144	394,469
5.00% 3/1/39	776,114	903,469
5.00% 8/1/39	64,096	74,617
5.00% 9/1/39	205,626	237,635
5.00% 1/1/40	143,101	164,734
5.00% 5/1/40	76,607	89,178
5.00% 6/1/40	430,367	494,005
5.00% 9/1/40	51,475	59,866
5.00% 3/1/41	121,723	135,603
5.00% 9/1/48	174,437	193,852
5.00% 11/1/48	370,311	410,395
5.50% 8/1/33	23,518	26,872
5.50% 6/1/34	50,791	59,348
5.50% 6/1/35	33,063	38,703
5.50% 11/1/35	50,340	58,934
5.50% 1/1/37	23,102	26,941
5.50% 5/1/37	30,166	35,392
5.50% 7/1/37	11,382	13,382
5.50% 1/1/38	121,745	142,783
5.50% 2/1/38	28,811	33,874
5.50% 5/1/38	292,111	341,687
5.50% 6/1/38	8,253	9,702
5.50% 8/1/38	32,461	38,167
5.50% 12/1/38	37,707	44,141
5.50% 8/1/39	59,461	69,788
5.50% 12/1/39	274,542	315,989
5.50% 3/1/40	182,014	212,151

LVIP SSGA Bond Index Fund–6

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
5.50% 4/1/40	365,315	$ 414,888
5.50% 5/1/40	113,262	133,122
5.50% 6/1/41	32,862	38,624
6.00% 11/1/28	5,330	6,093
6.00% 7/1/33	9,416	10,827
6.00% 8/1/36	7,939	9,492
6.00% 11/1/36	15,513	18,548
6.00% 4/1/37	343	409
6.00% 5/1/37	34,533	41,288
6.00% 8/1/37	77,629	92,050
6.00% 9/1/37	62,480	73,821
6.00% 10/1/37	9,300	10,465
6.00% 11/1/37	86,433	102,728
6.00% 12/1/37	7,646	8,612
6.00% 1/1/38	58,954	69,349
6.00% 4/1/38	4,620	5,445
6.00% 6/1/38	10,514	12,570
6.00% 7/1/38	15,207	17,881
6.00% 8/1/38	16,949	19,668
6.00% 9/1/38	10,684	12,546
6.00% 10/1/38	40,709	47,054
6.00% 11/1/38	18,718	21,052
6.00% 3/1/39	13,261	15,656
6.00% 5/1/40	368,557	440,276
6.00% 7/1/40	479,838	573,485
6.50% 11/1/36	70,555	81,378
6.50% 8/1/37	36,363	41,847
6.50% 10/1/37	9,515	11,132
6.50% 6/1/38	26,571	29,835
6.50% 4/1/39	41,032	46,760
GNMA I S.F. 30 yr
3.00% 9/15/42	584,476	614,845
3.00% 11/15/42	558,461	588,008
3.00% 12/15/42	207,613	218,567
3.00% 2/15/45	356,665	377,467
3.50% 10/15/40	94,648	101,831
3.50% 1/15/41	32,841	35,114
3.50% 7/15/41	60,857	69,242
3.50% 10/15/41	179,204	193,210
3.50% 3/15/42	11,657	12,459
3.50% 6/15/42	827,905	891,083
3.50% 10/15/42	60,124	63,570
4.00% 6/15/39	35,328	38,790
4.00% 4/15/40	778,900	849,521
4.00% 8/15/40	166,777	182,792
4.00% 10/15/40	264,333	292,675
4.00% 12/15/40	463,203	513,024
4.00% 1/15/41	407,381	450,748
4.00% 9/15/41	128,200	141,615
4.50% 2/15/39	55,529	62,689
4.50% 3/15/39	438,623	495,222
4.50% 4/15/39	63,854	71,425
4.50% 5/15/39	36,661	41,612
4.50% 6/15/39	32,408	36,138
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA I S.F. 30 yr (continued)
4.50% 7/15/39	112,474	$ 126,317
4.50% 8/15/39	19,466	21,862
4.50% 9/15/39	146,500	163,641
4.50% 10/15/39	454,152	520,062
4.50% 11/15/39	148,347	167,025
4.50% 12/15/39	95,503	107,822
4.50% 1/15/40	359,585	406,103
4.50% 4/15/40	109,226	123,405
4.50% 5/15/40	108,757	123,547
4.50% 6/15/40	293,134	330,327
4.50% 8/15/40	90,448	101,558
4.50% 9/15/40	68,830	77,615
4.50% 1/15/41	391,607	467,229
4.50% 2/15/41	714,044	808,525
4.50% 3/15/41	72,387	81,513
4.50% 6/15/41	78,070	88,142
4.50% 7/15/41	10,204	11,504
5.00% 3/15/35	24,724	27,876
5.00% 3/15/38	9,371	10,909
5.00% 4/15/38	5,043	5,772
5.00% 5/15/38	1,280	1,490
5.00% 8/15/38	2,319	2,616
5.00% 1/15/39	82,050	95,586
5.00% 4/15/39	82,032	94,592
5.00% 5/15/39	417,175	485,829
5.00% 6/15/39	334,604	387,889
5.00% 9/15/39	759,565	875,622
5.00% 10/15/39	97,449	113,142
5.00% 11/15/39	160,282	186,003
5.00% 1/15/40	474,311	546,814
5.00% 2/15/40	274,525	319,870
5.00% 4/15/40	194,486	225,918
5.00% 7/15/40	179,834	209,356
5.50% 10/15/33	99,896	115,717
5.50% 4/15/37	22,258	26,228
5.50% 7/15/37	9,707	10,991
5.50% 1/15/38	92,946	108,904
5.50% 2/15/38	104,924	123,639
5.50% 7/15/38	37,801	44,520
5.50% 8/15/38	10,939	12,808
5.50% 9/15/38	182,253	213,405
5.50% 12/15/38	128,145	150,491
5.50% 1/15/39	44,527	51,254
5.50% 5/15/39	92,522	109,034
5.50% 7/15/39	639	709
5.50% 10/15/39	102,151	120,364
5.50% 12/15/39	26,163	30,691
5.50% 4/15/40	166,060	193,719
5.50% 2/15/41	24,819	29,234
6.00% 1/15/38	43,803	52,013
6.00% 3/15/38	328	368
6.00% 5/15/38	13,952	15,930
6.00% 7/15/38	1,853	2,223
6.00% 8/15/38	30,776	34,872

LVIP SSGA Bond Index Fund–7

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA I S.F. 30 yr (continued)
6.00% 10/15/38	28,783	$ 32,983
6.00% 11/15/38	30,302	35,816
6.00% 12/15/38	71,428	81,684
6.00% 1/15/39	5,847	6,567
6.00% 8/15/39	4,516	5,073
6.00% 10/15/39	2,692	3,027
6.00% 6/15/40	2,676	3,006
6.00% 12/15/40	264,890	317,414
6.50% 5/15/38	7,868	8,786
6.50% 7/15/38	63,002	72,622
6.50% 10/15/38	6,456	7,413
6.50% 2/15/39	72,330	84,335
6.50% 8/15/39	3,399	3,796
GNMA II S.F. 30 yr
2.00% 1/20/51	4,473,367	4,518,869
2.50% 12/20/46	980,587	1,018,277
2.50% 7/20/50	2,841,083	2,933,048
2.50% 8/20/50	6,825,309	7,046,478
2.50% 10/20/50	7,384,704	7,624,802
3.00% 9/20/42	935,311	995,671
3.00% 11/20/42	470,045	500,378
3.00% 12/20/42	752,451	803,320
3.00% 1/20/43	728,525	778,107
3.00% 2/20/43	1,227,339	1,300,226
3.00% 3/20/43	1,888,651	2,012,831
3.00% 6/20/43	636,981	678,095
3.00% 9/20/43	1,162,946	1,236,800
3.00% 12/20/44	748,044	795,338
3.00% 3/20/45	760,764	807,262
3.00% 4/20/45	646,784	685,964
3.00% 6/20/45	1,086,862	1,151,235
3.00% 8/20/45	1,383,977	1,465,644
3.00% 12/20/45	299,059	316,609
3.00% 5/20/46	1,284,986	1,360,947
3.00% 9/20/46	1,558,817	1,643,717
3.00% 10/20/46	1,577,479	1,661,481
3.00% 11/20/46	1,287,924	1,358,092
3.00% 12/20/46	3,051,995	3,222,490
3.00% 1/20/47	2,361,872	2,483,409
3.00% 2/20/47	810,404	857,421
3.00% 6/20/47	982,891	1,041,261
3.00% 1/20/48	839,623	886,488
3.00% 12/20/49	1,147,201	1,195,488
3.00% 2/20/50	672,485	700,782
3.00% 5/20/50	3,065,457	3,194,982
3.00% 6/20/50	6,239,778	6,503,889
3.00% 7/20/50	10,315,884	10,752,654
3.50% 12/20/41	644,433	703,737
3.50% 4/20/42	312,719	339,185
3.50% 6/20/42	935,770	1,015,035
3.50% 10/20/42	392,770	425,995
3.50% 12/20/42	836,804	908,798
3.50% 2/20/43	1,424,368	1,550,350
3.50% 3/20/43	744,989	815,550
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA II S.F. 30 yr (continued)
3.50% 5/20/43	1,007,510	$ 1,093,883
3.50% 9/20/43	1,182,625	1,285,507
3.50% 1/20/44	1,200,282	1,301,765
3.50% 10/20/44	2,129,351	2,300,074
3.50% 12/20/44	654,193	701,229
3.50% 3/20/45	571,387	612,194
3.50% 4/20/45	3,012,497	3,243,400
3.50% 6/20/45	1,171,034	1,254,709
3.50% 10/20/45	1,223,906	1,311,299
3.50% 11/20/45	794,091	850,795
3.50% 12/20/45	278,821	298,757
3.50% 3/20/46	1,087,517	1,162,865
3.50% 6/20/46	2,183,566	2,331,763
3.50% 7/20/46	1,315,800	1,401,098
3.50% 10/20/46	2,456,278	2,628,077
3.50% 1/20/47	986,049	1,049,443
3.50% 6/20/47	1,447,142	1,538,811
3.50% 7/20/47	1,315,575	1,399,905
3.50% 9/20/47	1,491,096	1,584,570
3.50% 10/20/47	2,100,991	2,244,255
3.50% 11/20/47	1,382,381	1,474,170
3.50% 12/20/47	613,363	652,773
3.50% 1/20/48	1,388,615	1,478,919
3.50% 6/20/48	1,674,042	1,782,819
3.50% 8/20/49	897,071	946,847
3.50% 11/20/49	1,498,184	1,583,691
3.50% 12/20/49	3,104,459	3,276,084
4.00% 8/20/40	210,231	233,303
4.00% 10/20/41	39,631	43,981
4.00% 11/20/41	690,215	765,977
4.00% 12/20/41	275,012	305,200
4.00% 5/20/42	625,994	698,734
4.00% 7/20/42	413,761	459,039
4.00% 8/20/42	305,366	338,784
4.00% 8/20/43	483,819	535,606
4.00% 3/20/44	678,974	750,627
4.00% 8/20/44	926,565	1,025,479
4.00% 10/20/44	270,830	299,516
4.00% 12/20/44	945,985	1,046,561
4.00% 1/20/45	195,414	216,180
4.00% 2/20/45	496,392	549,162
4.00% 8/20/45	373,537	409,933
4.00% 9/20/45	535,865	588,316
4.00% 10/20/45	797,040	873,326
4.00% 11/20/45	514,158	565,027
4.00% 1/20/46	112,324	123,156
4.00% 6/20/46	520,853	569,566
4.00% 1/20/47	454,840	493,451
4.00% 3/20/47	2,639,502	2,850,941
4.00% 4/20/47	864,137	934,456
4.00% 6/20/47	610,241	661,270
4.00% 7/20/47	224,267	243,138
4.00% 8/20/47	870,908	940,511
4.00% 5/20/49	1,486,212	1,590,275

LVIP SSGA Bond Index Fund–8

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA II S.F. 30 yr (continued)
4.00% 7/20/49	1,213,108	$ 1,297,708
4.00% 3/20/50	1,951,525	2,082,876
4.50% 7/20/41	951,245	1,066,694
4.50% 12/20/43	635,196	712,254
4.50% 1/20/44	542,747	608,561
4.50% 3/20/44	408,944	458,541
4.50% 4/20/45	310,709	348,349
4.50% 4/20/47	265,472	292,362
4.50% 7/20/47	276,428	301,922
4.50% 9/20/47	136,974	150,011
4.50% 3/20/48	442,532	483,018
4.50% 7/20/48	1,911,222	2,091,959
5.00% 4/20/43	454,649	522,109
5.00% 7/20/48	385,292	423,611
GNMA II S.F. 30 yr TBA
2.00% 4/21/51	16,000,000	16,155,000
2.50% 4/21/51	17,925,000	18,494,959
Total Agency Mortgage-Backed Securities (Cost $836,418,748)		850,120,535
AGENCY OBLIGATIONS–1.62%
Federal Farm Credit Banks Funding 0.25% 2/26/24	4,245,000	4,232,050
Federal Home Loan Banks
0.13% 8/12/22	600,000	599,640
0.13% 10/21/22	485,000	484,703
0.13% 3/17/23	1,410,000	1,408,365
1.38% 2/17/23	1,000,000	1,022,479
3.25% 11/16/28	1,255,000	1,412,572
5.50% 7/15/36	300,000	432,847
Federal Home Loan Mortgage
Series USD 0.13% 7/25/22	1,210,000	1,209,888
0.13% 10/16/23	225,000	224,151
0.25% 6/26/23	4,345,000	4,349,391
0.25% 8/24/23	2,145,000	2,145,489
0.25% 9/8/23	2,190,000	2,189,577
0.25% 12/4/23	335,000	334,500
0.38% 4/20/23	1,000,000	1,003,799
0.38% 5/5/23	1,000,000	1,004,299
0.38% 9/23/25	185,000	181,645
1.50% 2/12/25	3,000,000	3,101,274
6.25% 7/15/32	750,000	1,081,567
6.75% 9/15/29	100,000	141,832
6.75% 3/15/31	300,000	434,900
Federal National Mortgage Association
0.25% 5/22/23	1,000,000	1,001,258
0.25% 7/10/23	455,000	455,347
0.25% 11/27/23	595,000	594,327
0.38% 8/25/25	2,850,000	2,798,689
0.75% 10/8/27	850,000	818,481
0.88% 8/5/30	3,500,000	3,236,157
1.63% 1/7/25	2,580,000	2,679,908
1.75% 7/2/24	3,000,000	3,128,951
2.13% 4/24/26	1,765,000	1,866,320
	Principal Amount°	Value (U.S. $)
AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
2.63% 9/6/24	2,085,000	$ 2,240,761
5.63% 7/15/37	100,000	147,232
6.25% 5/15/29	500,000	676,173
6.63% 11/15/30	300,000	428,041
7.13% 1/15/30	500,000	720,020
7.25% 5/15/30	500,000	731,669
Japan International Cooperation Agency
2.13% 10/20/26	200,000	208,900
3.38% 6/12/28	200,000	222,420
Tennessee Valley Authority
4.63% 9/15/60	150,000	202,780
4.65% 6/15/35	500,000	642,338
Series B 4.70% 7/15/33	200,000	255,378
5.38% 4/1/56	200,000	301,756
5.88% 4/1/36	75,000	108,196
6.15% 1/15/38	100,000	150,966
7.13% 5/1/30	100,000	145,372
Total Agency Obligations (Cost $48,988,329)		50,756,408
CORPORATE BONDS–27.55%
Advertising–0.04%
Interpublic Group of Companies
2.40% 3/1/31	100,000	98,086
3.38% 3/1/41	70,000	68,034
4.75% 3/30/30	400,000	462,634
Omnicom Group
2.45% 4/30/30	100,000	98,922
3.60% 4/15/26	200,000	219,166
3.63% 5/1/22	200,000	206,887
		1,153,729
Aerospace & Defense–0.58%
Boeing
1.17% 2/4/23	110,000	111,475
1.43% 2/4/24	165,000	167,095
1.88% 6/15/23	250,000	254,649
1.95% 2/1/24	85,000	87,089
2.20% 2/4/26	1,750,000	1,744,573
2.60% 10/30/25	100,000	101,697
2.70% 5/1/22	40,000	40,849
2.70% 2/1/27	75,000	76,191
2.75% 2/1/26	150,000	154,405
2.80% 3/1/23	100,000	103,628
2.95% 2/1/30	150,000	149,583
3.10% 5/1/26	100,000	105,926
3.20% 3/1/29	100,000	101,271
3.25% 2/1/28	150,000	155,154
3.25% 3/1/28	95,000	97,202
3.25% 2/1/35	100,000	96,912
3.55% 3/1/38	65,000	62,860
3.60% 5/1/34	100,000	100,005
3.63% 2/1/31	85,000	88,927
3.63% 3/1/48	35,000	32,309

LVIP SSGA Bond Index Fund–9

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Aerospace & Defense (continued)
Boeing (continued)
3.75% 2/1/50	150,000	$ 143,677
3.85% 11/1/48	35,000	33,774
3.90% 5/1/49	100,000	97,027
3.95% 8/1/59	150,000	144,197
4.51% 5/1/23	250,000	267,596
4.88% 5/1/25	285,000	317,333
5.04% 5/1/27	250,000	285,017
5.15% 5/1/30	500,000	575,873
5.71% 5/1/40	1,050,000	1,284,913
5.81% 5/1/50	500,000	629,475
5.93% 5/1/60	350,000	449,094
6.13% 2/15/33	50,000	62,591
6.88% 3/15/39	100,000	133,211
General Dynamics
1.88% 8/15/23	150,000	155,197
2.13% 8/15/26	150,000	156,120
2.25% 11/15/22	250,000	256,705
2.38% 11/15/24	100,000	105,493
2.63% 11/15/27	100,000	105,959
3.38% 5/15/23	125,000	132,544
3.50% 5/15/25	150,000	163,996
3.75% 5/15/28	160,000	178,293
4.25% 4/1/50	300,000	358,465
L3Harris Technologies
3.83% 4/27/25	250,000	273,792
3.85% 6/15/23	105,000	112,021
3.85% 12/15/26	75,000	83,036
3.95% 5/28/24	154,000	167,127
4.40% 6/15/28	150,000	170,212
4.85% 4/27/35	70,000	84,863
5.05% 4/27/45	70,000	86,893
Lockheed Martin
1.85% 6/15/30	45,000	43,819
2.80% 6/15/50	50,000	47,157
2.90% 3/1/25	300,000	320,820
3.10% 1/15/23	50,000	52,252
3.60% 3/1/35	150,000	167,100
3.80% 3/1/45	250,000	275,068
4.07% 12/15/42	279,000	322,690
4.50% 5/15/36	40,000	48,269
4.70% 5/15/46	109,000	136,101
Northrop Grumman
3.20% 2/1/27	100,000	108,090
3.25% 8/1/23	350,000	373,296
3.25% 1/15/28	125,000	134,092
4.03% 10/15/47	300,000	333,643
5.05% 11/15/40	100,000	124,067
5.25% 5/1/50	600,000	777,546
Northrop Grumman Systems 7.75% 2/15/31	150,000	216,653
Raytheon Technologies
2.25% 7/1/30	100,000	98,415
2.50% 12/15/22	125,000	128,568
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Aerospace & Defense (continued)
Raytheon Technologies (continued)
3.13% 5/4/27	350,000	$ 376,103
3.13% 7/1/50	600,000	581,214
3.20% 3/15/24	150,000	160,308
3.50% 3/15/27	107,000	117,181
3.75% 11/1/46	100,000	106,584
3.95% 8/16/25	75,000	83,298
4.05% 5/4/47	50,000	55,643
4.13% 11/16/28	180,000	202,704
4.15% 5/15/45	250,000	276,158
4.35% 4/15/47	70,000	79,715
4.45% 11/16/38	60,000	69,514
4.50% 6/1/42	400,000	476,998
4.63% 11/16/48	100,000	119,642
4.70% 12/15/41	200,000	235,870
5.40% 5/1/35	200,000	252,850
6.05% 6/1/36	150,000	201,411
6.13% 7/15/38	200,000	271,173
		18,220,306
Agriculture–0.38%
Altria Group
2.35% 5/6/25	40,000	41,465
2.45% 2/4/32	500,000	477,690
2.63% 9/16/26	145,000	151,007
3.40% 5/6/30	25,000	26,156
3.40% 2/4/41	415,000	385,051
3.70% 2/4/51	500,000	455,527
3.88% 9/16/46	200,000	194,051
4.00% 2/4/61	385,000	355,925
4.40% 2/14/26	65,000	73,297
4.45% 5/6/50	40,000	41,377
4.50% 5/2/43	100,000	104,317
4.80% 2/14/29	225,000	258,527
5.38% 1/31/44	63,000	73,430
5.80% 2/14/39	165,000	201,346
5.95% 2/14/49	760,000	946,270
Archer-Daniels-Midland
2.50% 8/11/26	250,000	263,494
4.50% 3/15/49	500,000	633,866
BAT Capital
2.26% 3/25/28	75,000	73,841
2.73% 3/25/31	150,000	145,069
2.79% 9/6/24	105,000	110,654
3.22% 8/15/24	400,000	426,145
3.22% 9/6/26	150,000	158,427
3.46% 9/6/29	200,000	208,628
3.56% 8/15/27	600,000	638,712
3.73% 9/25/40	65,000	61,885
3.98% 9/25/50	100,000	93,717
4.39% 8/15/37	275,000	288,316
4.54% 8/15/47	240,000	241,653
4.76% 9/6/49	100,000	102,729
4.91% 4/2/30	700,000	799,253

LVIP SSGA Bond Index Fund–10

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Agriculture (continued)
BAT International Finance 1.67% 3/25/26	100,000	$ 98,978
Bunge Limited Finance
1.63% 8/17/25	50,000	50,022
3.00% 9/25/22	55,000	56,700
3.25% 8/15/26	45,000	47,848
3.75% 9/25/27	55,000	60,330
4.35% 3/15/24	150,000	164,396
Philip Morris International
0.88% 5/1/26	250,000	242,763
1.13% 5/1/23	65,000	65,949
1.75% 11/1/30	250,000	234,063
2.10% 5/1/30	55,000	53,062
2.13% 5/10/23	50,000	51,561
2.38% 8/17/22	150,000	154,038
2.75% 2/25/26	100,000	106,472
2.88% 5/1/24	100,000	106,141
3.13% 8/17/27	150,000	162,431
3.38% 8/11/25	100,000	108,682
3.38% 8/15/29	100,000	107,796
3.60% 11/15/23	300,000	323,158
4.13% 3/4/43	150,000	162,734
4.25% 11/10/44	85,000	94,535
4.38% 11/15/41	200,000	227,267
4.50% 3/20/42	100,000	114,353
6.38% 5/16/38	150,000	207,165
Reynolds American
4.45% 6/12/25	105,000	116,512
4.85% 9/15/23	225,000	247,069
5.70% 8/15/35	50,000	59,303
5.85% 8/15/45	180,000	212,170
6.15% 9/15/43	125,000	150,684
		11,818,007
Airlines–0.08%
♦American Airlines Pass Through Trust
3.00% 4/15/30	49,311	49,706
3.20% 12/15/29	404,750	403,084
3.65% 2/15/29	80,500	81,136
♦Continental Airlines Pass Through Trust 4.15% 10/11/25	157,715	164,739
♦Delta Air Lines Pass Through Trust
2.00% 12/10/29	145,515	145,733
3.20% 10/25/25	25,000	25,897
♦JetBlue Pass Through Trust
2.75% 11/15/33	48,171	48,400
4.00% 5/15/34	25,000	26,966
Southwest Airline 4.75% 5/4/23	90,000	97,173
Southwest Airlines
2.63% 2/10/30	100,000	98,211
3.00% 11/15/26	100,000	105,424
5.13% 6/15/27	265,000	304,662
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Airlines (continued)
Southwest Airlines (continued)
5.25% 5/4/25	115,000	$ 130,849
♦Spirit Airlines Pass Through Trust 4.10% 10/1/29	17,702	17,675
♦United Airlines Pass Through Trust
2.70% 11/1/33	93,597	90,904
3.10% 1/7/30	81,532	83,350
3.50% 9/1/31	119,267	122,044
3.75% 3/3/28	138,090	143,274
4.15% 2/25/33	101,110	107,841
4.88% 7/15/27	60,000	62,250
5.88% 4/15/29	292,748	324,567
		2,633,885
Apparel–0.08%
NIKE
2.25% 5/1/23	100,000	103,418
2.38% 11/1/26	150,000	157,612
2.85% 3/27/30	500,000	526,652
3.38% 11/1/46	100,000	103,468
3.38% 3/27/50	300,000	314,921
3.63% 5/1/43	100,000	108,116
3.88% 11/1/45	100,000	114,050
PVH 4.63% 7/10/25	30,000	32,975
Ralph Lauren
2.95% 6/15/30	55,000	56,734
3.75% 9/15/25	100,000	110,035
Tapestry
3.00% 7/15/22	150,000	153,450
4.13% 7/15/27	150,000	162,597
VF 2.40% 4/23/25	500,000	521,262
		2,465,290
Auto Manufacturers–0.45%
American Honda Finance
0.40% 10/21/22	100,000	100,032
0.55% 7/12/24	100,000	99,277
0.65% 9/8/23	185,000	185,365
0.88% 7/7/23	135,000	135,942
1.00% 9/10/25	250,000	246,166
1.20% 7/8/25	200,000	199,149
1.80% 1/13/31	100,000	94,089
1.95% 5/20/22	125,000	127,310
1.95% 5/10/23	100,000	102,921
2.00% 3/24/28	115,000	114,742
2.35% 1/8/27	100,000	103,287
2.60% 11/16/22	150,000	155,216
2.90% 2/16/24	100,000	106,149
3.45% 7/14/23	100,000	106,676
3.55% 1/12/24	100,000	107,947
3.63% 10/10/23	75,000	80,555
Cummins
0.75% 9/1/25	85,000	83,667
1.50% 9/1/30	250,000	232,256

LVIP SSGA Bond Index Fund–11

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Manufacturers (continued)
Cummins (continued)
2.60% 9/1/50	250,000	$ 223,769
3.65% 10/1/23	139,000	149,159
4.88% 10/1/43	64,000	80,545
Daimler Finance North America 8.50% 1/18/31	200,000	295,324
General Motors
5.00% 10/1/28	150,000	171,901
5.15% 4/1/38	125,000	143,135
5.40% 4/1/48	200,000	237,086
5.95% 4/1/49	100,000	126,892
6.25% 10/2/43	350,000	448,240
6.60% 4/1/36	305,000	395,870
6.75% 4/1/46	75,000	101,238
6.80% 10/1/27	500,000	620,281
General Motors Financial
1.25% 1/8/26	250,000	245,298
1.70% 8/18/23	170,000	173,133
2.35% 1/8/31	250,000	238,742
2.70% 8/20/27	250,000	254,692
2.90% 2/26/25	750,000	786,366
3.15% 6/30/22	115,000	118,237
3.25% 1/5/23	150,000	156,254
3.60% 6/21/30	250,000	263,706
3.70% 5/9/23	140,000	147,456
3.85% 1/5/28	100,000	107,703
3.95% 4/13/24	150,000	161,436
4.00% 1/15/25	200,000	217,246
4.00% 10/6/26	250,000	272,745
4.30% 7/13/25	100,000	109,961
4.35% 4/9/25	115,000	126,134
4.35% 1/17/27	180,000	199,892
5.10% 1/17/24	200,000	221,176
5.20% 3/20/23	90,000	97,604
5.25% 3/1/26	200,000	229,116
PACCAR Financial
0.35% 8/11/23	70,000	69,918
0.35% 2/2/24	100,000	99,551
0.80% 6/8/23	40,000	40,378
2.30% 8/10/22	100,000	102,672
3.40% 8/9/23	100,000	106,439
Toyota Motor
0.68% 3/25/24	200,000	199,954
1.34% 3/25/26	200,000	199,488
2.36% 7/2/24	70,000	73,744
2.36% 3/25/31	200,000	200,919
2.76% 7/2/29	70,000	72,907
3.42% 7/20/23	150,000	159,932
3.67% 7/20/28	105,000	116,614
Toyota Motor Credit
0.35% 10/14/22	250,000	250,084
0.45% 1/11/24	250,000	249,315
0.50% 8/14/23	155,000	155,069
0.80% 10/16/25	250,000	245,645
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Manufacturers (continued)
Toyota Motor Credit (continued)
0.80% 1/9/26	250,000	$ 245,521
1.15% 5/26/22	200,000	202,162
1.15% 8/13/27	120,000	116,252
1.35% 8/25/23	200,000	204,146
1.65% 1/10/31	250,000	235,853
1.80% 2/13/25	250,000	256,854
2.15% 9/8/22	150,000	153,891
2.16% 7/2/22	55,000	56,269
2.25% 10/18/23	150,000	156,527
2.65% 4/12/22	200,000	204,826
2.90% 4/17/24	150,000	159,644
3.20% 1/11/27	100,000	108,609
3.40% 4/14/25	150,000	163,340
		14,107,606
Auto Parts & Equipment–0.03%
Aptiv
4.25% 1/15/26	100,000	112,350
4.35% 3/15/29	65,000	73,216
5.40% 3/15/49	150,000	183,309
BorgWarner 2.65% 7/1/27	125,000	129,793
Lear
3.80% 9/15/27	100,000	108,879
4.25% 5/15/29	50,000	55,394
Magna International 3.63% 6/15/24	200,000	216,238
		879,179
Banks–5.79%
Australia & New Zealand Banking Group
2.05% 11/21/22	250,000	256,952
2.63% 11/9/22	250,000	259,450
Banco Bilbao Vizcaya Argentaria
0.88% 9/18/23	200,000	200,533
1.13% 9/18/25	200,000	196,407
Banco Santander
1.85% 3/25/26	200,000	199,617
2.75% 5/28/25	200,000	208,966
2.96% 3/25/31	200,000	198,846
3.13% 2/23/23	200,000	209,244
3.49% 5/28/30	200,000	208,219
3.50% 4/11/22	200,000	206,043
3.85% 4/12/23	200,000	212,676
4.25% 4/11/27	200,000	223,040
4.38% 4/12/28	200,000	222,875
5.18% 11/19/25	200,000	226,896
Bank of America
μ0.81% 10/24/24	350,000	350,867
μ0.98% 9/25/25	200,000	199,480
μ1.20% 10/24/26	1,350,000	1,332,501
μ1.32% 6/19/26	900,000	897,255
μ1.49% 5/19/24	250,000	254,127
μ1.66% 3/11/27	250,000	250,755

LVIP SSGA Bond Index Fund–12

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Bank of America (continued)
μ1.90% 7/23/31	200,000	$ 187,868
μ1.92% 10/24/31	350,000	329,373
μ2.02% 2/13/26	300,000	307,274
μ2.46% 10/22/25	200,000	209,638
2.50% 10/21/22	500,000	505,915
μ2.50% 2/13/31	300,000	297,238
μ2.65% 3/11/32	250,000	250,638
μ2.68% 6/19/41	700,000	655,327
μ2.82% 7/21/23	350,000	360,307
μ2.83% 10/24/51	75,000	68,856
μ2.88% 10/22/30	200,000	205,607
μ3.09% 10/1/25	550,000	586,980
μ3.19% 7/23/30	250,000	262,432
3.25% 10/21/27	500,000	537,542
3.30% 1/11/23	1,000,000	1,050,568
μ3.37% 1/23/26	250,000	269,146
μ3.42% 12/20/28	480,000	515,462
μ3.46% 3/15/25	200,000	214,754
μ3.48% 3/13/52	250,000	254,747
3.50% 4/19/26	350,000	383,687
μ3.55% 3/5/24	400,000	422,030
μ3.56% 4/23/27	300,000	326,452
μ3.59% 7/21/28	350,000	379,855
μ3.82% 1/20/28	250,000	274,653
μ3.86% 7/23/24	400,000	428,429
3.88% 8/1/25	400,000	441,801
3.95% 4/21/25	250,000	274,115
μ3.95% 1/23/49	250,000	273,528
μ3.97% 2/7/30	375,000	416,207
4.00% 4/1/24	475,000	519,090
μ4.08% 3/20/51	700,000	777,215
4.10% 7/24/23	350,000	378,106
4.18% 11/25/27	250,000	278,018
4.25% 10/22/26	433,000	485,560
μ4.27% 7/23/29	400,000	449,723
μ4.33% 3/15/50	0	0
μ4.44% 1/20/48	200,000	232,444
4.45% 3/3/26	430,000	483,327
5.00% 1/21/44	350,000	430,689
5.88% 2/7/42	218,000	298,226
6.00% 10/15/36	400,000	551,518
6.11% 1/29/37	200,000	264,838
7.75% 5/14/38	200,000	306,893
Bank of Montreal
0.45% 12/8/23	355,000	353,835
2.05% 11/1/22	80,000	82,163
2.35% 9/11/22	150,000	154,601
2.50% 6/28/24	135,000	142,449
2.55% 11/6/22	300,000	309,652
μ3.80% 12/15/32	300,000	329,539
Bank of New York Mellon
1.85% 1/27/23	115,000	118,317
1.95% 8/23/22	165,000	168,748
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Bank of New York Mellon (continued)
2.10% 10/24/24	170,000	$ 178,924
2.20% 8/16/23	100,000	104,001
2.45% 8/17/26	650,000	683,045
μ2.66% 5/16/23	150,000	153,899
3.00% 2/24/25	100,000	107,169
3.00% 10/30/28	55,000	58,390
3.25% 9/11/24	400,000	434,351
3.25% 5/16/27	150,000	163,125
3.30% 8/23/29	350,000	375,520
μ3.44% 2/7/28	180,000	197,817
3.45% 8/11/23	100,000	107,002
3.85% 4/28/28	100,000	112,832
3.95% 11/18/25	100,000	112,086
Bank of Nova Scotia
1.05% 3/2/26	250,000	246,025
1.30% 6/11/25	500,000	501,408
2.00% 11/15/22	200,000	205,349
2.38% 1/18/23	200,000	206,905
2.45% 9/19/22	150,000	154,781
2.70% 8/3/26	200,000	211,939
3.40% 2/11/24	250,000	269,073
4.50% 12/16/25	150,000	170,334
BankUnited 5.13% 6/11/30	200,000	225,489
Barclays
μ2.65% 6/24/31	900,000	884,282
μ2.67% 3/10/32	200,000	195,228
μ2.85% 5/7/26	200,000	209,368
3.68% 1/10/23	200,000	204,567
μ3.81% 3/10/42	200,000	195,927
μ3.93% 5/7/25	200,000	215,872
μ4.34% 5/16/24	200,000	214,156
4.34% 1/10/28	200,000	221,953
4.38% 1/12/26	200,000	222,976
4.95% 1/10/47	200,000	241,534
μ4.97% 5/16/29	200,000	229,968
5.20% 5/12/26	1,100,000	1,243,231
5.25% 8/17/45	200,000	247,605
BBVA USA 2.88% 6/29/22	250,000	257,084
BNP Paribas
3.25% 3/3/23	200,000	210,657
4.25% 10/15/24	200,000	221,368
BPCE 3.38% 12/2/26	250,000	272,051
Canadian Imperial Bank of Commerce
0.50% 12/14/23	250,000	249,019
0.95% 10/23/25	105,000	102,976
2.25% 1/28/25	200,000	207,404
μ2.61% 7/22/23	100,000	102,674
3.10% 4/2/24	300,000	319,554
Citibank 3.65% 1/23/24	500,000	541,310
Citigroup
μ0.78% 10/30/24	300,000	299,796
μ2.57% 6/3/31	500,000	499,609
μ2.67% 1/29/31	300,000	301,418

LVIP SSGA Bond Index Fund–13

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Citigroup (continued)
2.70% 10/27/22	250,000	$ 258,048
μ2.88% 7/24/23	200,000	206,011
μ3.11% 4/8/26	1,600,000	1,707,941
3.20% 10/21/26	300,000	322,373
μ3.35% 4/24/25	300,000	321,063
μ3.52% 10/27/28	250,000	270,423
μ3.67% 7/24/28	200,000	218,725
3.70% 1/12/26	400,000	439,329
3.75% 6/16/24	400,000	436,027
3.88% 10/25/23	350,000	379,452
μ3.88% 1/24/39	250,000	270,020
μ3.98% 3/20/30	750,000	830,290
μ4.04% 6/1/24	250,000	267,959
4.05% 7/30/22	107,000	111,823
4.13% 7/25/28	380,000	420,518
4.30% 11/20/26	400,000	446,189
4.45% 9/29/27	300,000	338,576
4.60% 3/9/26	105,000	118,481
4.65% 7/30/45	250,000	298,603
4.65% 7/23/48	250,000	306,767
4.75% 5/18/46	150,000	178,754
μ5.32% 3/26/41	900,000	1,158,732
5.50% 9/13/25	200,000	231,814
5.88% 2/22/33	200,000	253,573
5.88% 1/30/42	150,000	203,592
6.00% 10/31/33	100,000	129,315
6.63% 6/15/32	100,000	132,431
6.68% 9/13/43	150,000	219,222
8.13% 7/15/39	350,000	574,653
Citizens Bank 2.65% 5/26/22	250,000	255,914
Comerica 3.70% 7/31/23	75,000	80,194
Comerica Bank 4.00% 7/27/25	250,000	276,586
Cooperatieve Rabobank
0.38% 1/12/24	250,000	248,697
2.75% 1/10/23	250,000	260,497
3.38% 5/21/25	500,000	545,305
3.75% 7/21/26	250,000	272,652
3.95% 11/9/22	250,000	263,228
4.63% 12/1/23	350,000	383,570
5.25% 5/24/41	150,000	194,061
5.25% 8/4/45	250,000	319,727
Credit Suisse 1.00% 5/5/23	1,515,000	1,523,255
Credit Suisse Group Funding Guernsey
3.80% 9/15/22	400,000	416,614
3.80% 6/9/23	400,000	424,432
4.55% 4/17/26	350,000	391,566
4.88% 5/15/45	400,000	475,765
Deutsche Bank
1.00% 4/1/25	200,000	199,930
μ2.13% 11/24/26	150,000	150,377
μ2.22% 9/18/24	265,000	272,014
3.30% 11/16/22	200,000	207,701
μ3.55% 9/18/31	355,000	366,568
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Deutsche Bank (continued)
3.70% 5/30/24	490,000	$ 523,963
μ3.96% 11/26/25	200,000	216,556
4.10% 1/13/26	200,000	216,105
Discover Bank
3.35% 2/6/23	550,000	575,418
4.20% 8/8/23	250,000	269,745
Fifth Third Bancorp
2.55% 5/5/27	120,000	124,839
3.65% 1/25/24	100,000	107,741
4.30% 1/16/24	250,000	273,368
8.25% 3/1/38	100,000	161,437
Fifth Third Bank 3.95% 7/28/25	200,000	222,657
First Horizon National
3.55% 5/26/23	100,000	105,708
4.00% 5/26/25	100,000	109,746
First Republic Bank 4.63% 2/13/47	250,000	297,653
FNB 2.20% 2/24/23	35,000	35,683
Goldman Sachs Group
0.52% 3/8/23	155,000	155,010
μ0.63% 11/17/23	945,000	945,170
μ0.67% 3/8/24	250,000	249,804
μ0.86% 2/12/26	1,250,000	1,228,628
μ1.09% 12/9/26	100,000	97,989
μ1.43% 3/9/27	200,000	198,209
μ2.91% 6/5/23	150,000	154,023
μ2.91% 7/24/23	150,000	154,432
3.00% 4/26/22	330,000	330,516
3.20% 2/23/23	470,000	491,826
μ3.27% 9/29/25	1,050,000	1,126,723
3.63% 1/22/23	450,000	474,488
3.63% 2/20/24	210,000	225,992
μ3.69% 6/5/28	135,000	147,712
3.75% 5/22/25	750,000	818,733
3.80% 3/15/30	600,000	660,852
μ3.81% 4/23/29	400,000	438,249
3.85% 7/8/24	400,000	434,741
3.85% 1/26/27	300,000	329,088
μ4.02% 10/31/38	350,000	388,119
μ4.22% 5/1/29	500,000	560,908
μ4.41% 4/23/39	500,000	582,761
4.75% 10/21/45	150,000	184,750
5.15% 5/22/45	360,000	449,989
5.95% 1/15/27	200,000	241,935
6.25% 2/1/41	255,000	360,963
6.45% 5/1/36	200,000	271,726
6.75% 10/1/37	800,000	1,130,897
HSBC Bank USA 7.00% 1/15/39	100,000	147,810
HSBC Holdings
μ1.59% 5/24/27	210,000	206,665
μ1.65% 4/18/26	225,000	225,138

LVIP SSGA Bond Index Fund–14

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
HSBC Holdings (continued)
μ2.01% 9/22/28	355,000	$ 348,843
μ2.10% 6/4/26	290,000	294,893
μ2.36% 8/18/31	200,000	192,475
μ2.63% 11/7/25	510,000	533,004
μ2.85% 6/4/31	250,000	250,024
3.60% 5/25/23	500,000	532,117
μ3.80% 3/11/25	325,000	350,951
3.90% 5/25/26	1,000,000	1,102,640
μ3.95% 5/18/24	235,000	250,806
μ3.97% 5/22/30	435,000	470,716
μ4.04% 3/13/28	200,000	218,950
4.25% 3/14/24	300,000	326,506
μ4.29% 9/12/26	600,000	664,106
4.30% 3/8/26	250,000	279,853
4.38% 11/23/26	375,000	417,672
μ4.58% 6/19/29	235,000	264,092
6.10% 1/14/42	200,000	276,065
6.50% 5/2/36	200,000	262,233
6.50% 9/15/37	200,000	266,124
6.80% 6/1/38	200,000	274,295
Huntington Bancshares
2.55% 2/4/30	250,000	250,631
2.63% 8/6/24	100,000	105,493
4.00% 5/15/25	150,000	166,225
Industrial & Commercial Bank of China 3.54% 11/8/27	250,000	274,225
ING Groep
μ1.73% 4/1/27	200,000	200,116
3.55% 4/9/24	500,000	538,258
4.05% 4/9/29	370,000	411,645
JPMorgan Chase & Co
μ0.56% 2/16/25	575,000	570,725
μ0.65% 9/16/24	335,000	335,651
μ0.70% 3/16/24	250,000	250,913
μ1.95% 2/4/32	150,000	142,164
μ2.78% 4/25/23	113,000	115,718
μ3.11% 4/22/41	800,000	795,476
3.20% 1/25/23	500,000	525,205
3.20% 6/15/26	450,000	486,468
μ3.21% 4/1/23	235,000	241,378
μ3.22% 3/1/25	270,000	288,057
3.25% 9/23/22	550,000	573,816
3.38% 5/1/23	200,000	211,689
μ3.51% 1/23/29	310,000	335,209
μ3.56% 4/23/24	265,000	280,848
μ3.80% 7/23/24	300,000	321,095
μ3.96% 11/15/48	200,000	220,561
μ4.02% 12/5/24	200,000	216,984
4.95% 6/1/45	500,000	623,827
JPMorgan Chase & Co.
μ1.04% 2/4/27	250,000	243,834
μ1.05% 11/19/26	350,000	341,847
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
JPMorgan Chase & Co. (continued)
μ1.51% 6/1/24	700,000	$ 714,527
μ1.76% 11/19/31	350,000	326,443
μ2.01% 3/13/26	110,000	113,119
μ2.18% 6/1/28	700,000	707,294
μ2.30% 10/15/25	185,000	192,573
μ2.53% 11/19/41	350,000	320,581
2.70% 5/18/23	250,000	260,810
μ2.74% 10/15/30	460,000	467,507
2.95% 10/1/26	500,000	534,809
μ2.96% 5/13/31	80,000	81,479
μ3.11% 4/22/51	700,000	685,553
3.30% 4/1/26	500,000	544,036
μ3.54% 5/1/28	150,000	163,252
3.63% 5/13/24	250,000	272,480
3.63% 12/1/27	260,000	282,509
μ3.70% 5/6/30	250,000	272,489
3.90% 7/15/25	500,000	551,944
μ3.96% 1/29/27	500,000	552,979
μ4.01% 4/23/29	350,000	390,313
4.13% 12/15/26	500,000	563,123
μ4.20% 7/23/29	300,000	339,385
μ4.45% 12/5/29	200,000	229,092
μ4.49% 3/24/31	700,000	806,521
5.40% 1/6/42	200,000	264,350
5.50% 10/15/40	100,000	130,997
5.60% 7/15/41	500,000	669,373
6.40% 5/15/38	450,000	638,038
8.00% 4/29/27	100,000	135,510
KeyBank
μ0.42% 1/3/24	250,000	249,783
2.30% 9/14/22	250,000	256,800
2.40% 6/9/22	250,000	255,941
KeyCorp 2.25% 4/6/27	250,000	256,403
Korea Development Bank
2.75% 3/19/23	200,000	208,744
3.25% 2/19/24	400,000	430,616
Kreditanstalt fuer Wiederaufbau
^0.00% 4/18/36	200,000	142,149
^0.00% 6/29/37	500,000	344,750
0.25% 10/19/23	500,000	498,991
0.25% 3/8/24	325,000	323,356
0.38% 7/18/25	1,520,000	1,489,600
0.63% 1/22/26	450,000	442,331
0.75% 9/30/30	1,800,000	1,634,832
1.63% 2/15/23	875,000	897,934
1.75% 8/22/22	350,000	357,532
1.75% 9/14/29	140,000	140,483
2.00% 10/4/22	700,000	718,872
2.00% 5/2/25	400,000	420,570
2.13% 1/17/23	1,000,000	1,033,963
2.38% 12/29/22	395,000	409,827
2.63% 2/28/24	680,000	723,480
2.88% 4/3/28	525,000	573,703

LVIP SSGA Bond Index Fund–15

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Landwirtschaftliche Rentenbank
0.50% 5/27/25	145,000	$ 143,385
0.88% 3/30/26	160,000	158,768
0.88% 9/3/30	500,000	459,202
2.50% 11/15/27	300,000	319,821
3.13% 11/14/23	1,000,000	1,071,017
Lloyds Banking Group
μ0.70% 5/11/24	200,000	199,913
μ1.63% 5/11/27	200,000	198,546
μ2.44% 2/5/26	200,000	207,128
μ2.91% 11/7/23	350,000	362,635
μ3.57% 11/7/28	350,000	377,939
3.75% 1/11/27	235,000	257,737
4.05% 8/16/23	200,000	215,738
4.34% 1/9/48	150,000	163,487
4.38% 3/22/28	200,000	224,477
4.45% 5/8/25	200,000	223,533
4.58% 12/10/25	300,000	334,960
4.65% 3/24/26	200,000	223,948
Lloyds Banking Group plc 4.55% 8/16/28	700,000	796,825
Mitsubishi UFJ Financial Group
μ0.85% 9/15/24	500,000	500,508
1.41% 7/17/25	200,000	199,863
2.05% 7/17/30	200,000	192,497
2.53% 9/13/23	200,000	209,096
2.56% 2/25/30	200,000	199,857
2.62% 7/18/22	200,000	205,521
2.67% 7/25/22	200,000	205,692
2.80% 7/18/24	200,000	211,985
3.20% 7/18/29	200,000	210,061
3.29% 7/25/27	200,000	218,059
3.41% 3/7/24	150,000	161,060
3.46% 3/2/23	200,000	210,884
3.74% 3/7/29	200,000	217,177
3.75% 7/18/39	200,000	214,588
3.78% 3/2/25	200,000	218,510
3.85% 3/1/26	400,000	441,537
3.96% 3/2/28	350,000	389,195
4.05% 9/11/28	200,000	223,474
4.15% 3/7/39	70,000	78,735
4.29% 7/26/38	70,000	79,457
Mizuho Financial Group
μ0.85% 9/8/24	200,000	200,419
μ1.24% 7/10/24	300,000	303,156
μ1.98% 9/8/31	200,000	188,629
2.60% 9/11/22	200,000	205,827
μ2.84% 7/16/25	200,000	211,152
μ3.15% 7/16/30	200,000	209,095
3.17% 9/11/27	200,000	215,478
3.55% 3/5/23	200,000	211,701
μ3.92% 9/11/24	200,000	214,637
4.02% 3/5/28	200,000	222,361
μ4.25% 9/11/29	200,000	224,709
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Morgan Stanley
μ0.56% 11/10/23	185,000	$ 185,060
μ0.86% 10/21/25	50,000	49,730
μ0.99% 12/10/26	500,000	488,047
μ1.79% 2/13/32	655,000	611,350
μ1.93% 4/28/32	1,000,000	944,705
μ2.70% 1/22/31	235,000	239,119
μ2.72% 7/22/25	95,000	100,217
2.75% 5/19/22	415,000	426,228
3.13% 1/23/23	450,000	471,172
3.13% 7/27/26	235,000	252,926
μ3.59% 7/22/28	200,000	218,037
μ3.62% 4/1/31	1,600,000	1,737,191
3.63% 1/20/27	350,000	384,038
3.70% 10/23/24	725,000	793,700
μ3.74% 4/24/24	210,000	223,254
3.75% 2/25/23	500,000	530,102
μ3.77% 1/24/29	950,000	1,039,053
3.88% 1/27/26	265,000	294,664
3.95% 4/23/27	300,000	331,973
μ3.97% 7/22/38	130,000	144,376
4.00% 7/23/25	200,000	221,951
4.10% 5/22/23	350,000	374,265
4.30% 1/27/45	500,000	585,790
4.35% 9/8/26	300,000	338,957
4.38% 1/22/47	400,000	474,471
μ4.43% 1/23/30	165,000	188,927
4.88% 11/1/22	250,000	266,540
5.00% 11/24/25	175,000	201,124
6.25% 8/9/26	100,000	122,822
7.25% 4/1/32	100,000	140,550
MUFG Americas Holdings 3.00% 2/10/25	120,000	127,367
MUFG Union Bank 3.15% 4/1/22	250,000	256,544
National Australia Bank
2.50% 7/12/26	250,000	262,514
3.00% 1/20/23	500,000	522,864
μNational Bank of Canada
0.55% 11/15/24	250,000	249,365
0.90% 8/15/23	250,000	251,142
Natwest Group
μ3.07% 5/22/28	200,000	208,108
μ3.50% 5/15/23	400,000	412,315
μ4.27% 3/22/25	400,000	436,348
μ4.45% 5/8/30	200,000	222,756
μ4.52% 6/25/24	400,000	431,785
4.80% 4/5/26	250,000	283,531
6.00% 12/19/23	325,000	366,858
Northern Trust
1.95% 5/1/30	190,000	185,351
3.65% 8/3/28	100,000	110,842
3.95% 10/30/25	250,000	278,877

LVIP SSGA Bond Index Fund–16

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Oesterreichische Kontrollbank
0.38% 9/17/25	320,000	$ 311,973
1.50% 2/12/25	600,000	617,762
1.63% 9/17/22	80,000	81,628
2.88% 3/13/23	150,000	157,616
PNC Bank
2.45% 7/28/22	250,000	256,477
2.70% 11/1/22	250,000	258,709
2.70% 10/22/29	250,000	255,521
3.10% 10/25/27	250,000	270,670
3.25% 6/1/25	250,000	270,128
PNC Financial Services Group
2.20% 11/1/24	200,000	209,982
2.55% 1/22/30	150,000	152,208
3.15% 5/19/27	250,000	270,412
3.45% 4/23/29	350,000	378,202
3.50% 1/23/24	125,000	134,796
Regions Financial
2.25% 5/18/25	100,000	103,765
3.80% 8/14/23	100,000	107,260
Royal Bank of Canada
0.43% 1/19/24	215,000	213,715
0.50% 10/26/23	105,000	105,084
0.88% 1/20/26	250,000	245,423
1.15% 6/10/25	1,030,000	1,029,469
1.95% 1/17/23	125,000	128,404
2.25% 11/1/24	200,000	209,642
2.80% 4/29/22	350,000	359,457
Santander Holdings USA
3.40% 1/18/23	150,000	156,608
3.45% 6/2/25	100,000	107,165
4.40% 7/13/27	220,000	244,722
4.50% 7/17/25	250,000	276,834
μSantander Uk Group Holdings 1.09% 3/15/25	250,000	250,203
μSantander UK Group Holdings
1.53% 8/21/26	750,000	743,746
3.37% 1/5/24	500,000	522,547
3.82% 11/3/28	200,000	218,364
μSignature Bank 4.00% 10/15/30	250,000	257,871
Sumitomo Mitsui Banking 3.20% 7/18/22	250,000	258,791
Sumitomo Mitsui Financial Group
1.47% 7/8/25	435,000	435,191
2.13% 7/8/30	300,000	289,597
2.14% 9/23/30	500,000	468,722
2.35% 1/15/25	200,000	207,592
2.45% 9/27/24	200,000	209,531
2.70% 7/16/24	200,000	211,446
2.78% 7/12/22	200,000	205,914
2.78% 10/18/22	150,000	155,147
3.01% 10/19/26	500,000	533,929
3.04% 7/16/29	200,000	207,960
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Sumitomo Mitsui Financial Group (continued)
3.10% 1/17/23	250,000	$ 261,620
3.35% 10/18/27	150,000	162,368
3.36% 7/12/27	200,000	216,851
3.45% 1/11/27	250,000	271,535
3.54% 1/17/28	250,000	270,483
3.75% 7/19/23	150,000	160,534
3.78% 3/9/26	200,000	220,414
3.94% 7/19/28	150,000	165,652
SunTrust Bank 3.20% 4/1/24	600,000	643,161
SVB Financial Group
1.80% 2/2/31	165,000	152,133
3.13% 6/5/30	60,000	62,323
Synovus Financial 3.13% 11/1/22	60,000	62,018
Toronto-Dominion Bank
0.25% 1/6/23	210,000	209,655
0.45% 9/11/23	500,000	499,493
0.55% 3/4/24	250,000	249,667
0.75% 6/12/23	165,000	166,198
0.75% 9/11/25	500,000	489,823
0.75% 1/6/26	250,000	244,249
2.65% 6/12/24	200,000	212,134
3.25% 3/11/24	200,000	215,122
3.50% 7/19/23	150,000	160,594
Truist Bank
2.45% 8/1/22	150,000	154,007
2.80% 5/17/22	150,000	153,892
3.00% 2/2/23	100,000	104,558
3.30% 5/15/26	200,000	216,492
3.63% 9/16/25	250,000	272,823
μ3.69% 8/2/24	200,000	213,723
4.05% 11/3/25	75,000	83,701
Truist Financial
1.13% 8/3/27	200,000	191,900
1.20% 8/5/25	165,000	164,643
μ1.27% 3/2/27	145,000	143,268
1.95% 6/5/30	165,000	159,666
2.20% 3/16/23	150,000	154,999
2.85% 10/26/24	100,000	106,796
3.05% 6/20/22	300,000	309,329
3.70% 6/5/25	150,000	164,419
3.75% 12/6/23	150,000	162,438
3.88% 3/19/29	200,000	222,076
US Bancorp
1.38% 7/22/30	150,000	138,289
1.45% 5/12/25	100,000	101,368
2.38% 7/22/26	150,000	156,481
2.40% 7/30/24	150,000	158,080
2.95% 7/15/22	200,000	206,514
3.00% 7/30/29	150,000	157,182
3.10% 4/27/26	65,000	69,742
3.15% 4/27/27	350,000	378,968
3.38% 2/5/24	250,000	269,427

LVIP SSGA Bond Index Fund–17

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
US Bancorp (continued)
3.60% 9/11/24	250,000	$ 273,001
3.70% 1/30/24	250,000	271,214
3.90% 4/26/28	250,000	280,320
US Bank
2.05% 1/21/25	300,000	311,134
2.85% 1/23/23	250,000	261,372
Wachovia 5.50% 8/1/35	150,000	186,738
Wells Fargo & Co
μ2.16% 2/11/26	415,000	428,117
μ2.41% 10/30/25	440,000	459,594
μ2.57% 2/11/31	415,000	417,247
3.00% 4/22/26	150,000	160,292
μ3.07% 4/30/41	1,000,000	980,607
3.30% 9/9/24	250,000	270,042
3.45% 2/13/23	250,000	263,350
μ3.58% 5/22/28	755,000	823,151
3.75% 1/24/24	300,000	324,410
4.10% 6/3/26	740,000	822,499
μ5.01% 4/4/51	950,000	1,218,319
Wells Fargo & Co.
μ1.65% 6/2/24	650,000	664,004
μ2.19% 4/30/26	1,000,000	1,032,080
μ2.39% 6/2/28	805,000	825,040
μ2.88% 10/30/30	500,000	515,056
3.00% 10/23/26	300,000	320,193
4.13% 8/15/23	300,000	324,548
4.15% 1/24/29	300,000	338,135
4.30% 7/22/27	750,000	847,724
4.40% 6/14/46	250,000	278,513
4.65% 11/4/44	225,000	259,129
4.75% 12/7/46	350,000	413,102
Wells Fargo Bank 6.60% 1/15/38	450,000	638,616
Westpac Banking
2.00% 1/13/23	30,000	30,881
2.35% 2/19/25	200,000	209,293
2.50% 6/28/22	150,000	154,041
2.65% 1/16/30	70,000	72,819
μ2.67% 11/15/35	125,000	118,613
2.70% 8/19/26	200,000	212,254
2.85% 5/13/26	150,000	160,092
μ2.89% 2/4/30	600,000	618,006
2.96% 11/16/40	95,000	88,377
3.30% 2/26/24	250,000	269,086
3.35% 3/8/27	250,000	274,271
3.40% 1/25/28	100,000	109,216
3.65% 5/15/23	100,000	106,724
μ4.11% 7/24/34	95,000	101,442
μ4.32% 11/23/31	250,000	276,145
4.42% 7/24/39	70,000	78,657
		180,920,511
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Beverages–0.71%
Anheuser-Busch InBev Finance 4.00% 1/17/43	100,000	$ 106,176
Anheuser-Busch InBev Worldwide
3.50% 6/1/30	500,000	541,478
3.65% 2/1/26	700,000	769,643
3.75% 7/15/42	136,000	139,697
4.00% 4/13/28	270,000	300,908
4.15% 1/23/25	315,000	350,061
4.35% 6/1/40	600,000	678,356
4.38% 4/15/38	285,000	323,942
4.44% 10/6/48	395,000	443,649
4.60% 4/15/48	115,000	131,650
4.70% 2/1/36	950,000	1,112,895
4.75% 1/23/29	895,000	1,045,851
4.75% 4/15/58	200,000	230,527
4.90% 1/23/31	160,000	191,340
4.95% 1/15/42	300,000	358,378
5.45% 1/23/39	165,000	206,138
5.55% 1/23/49	1,230,000	1,587,204
5.80% 1/23/59	415,000	562,827
8.20% 1/15/39	200,000	319,844
Brown-Forman
3.50% 4/15/25	60,000	64,951
4.00% 4/15/38	85,000	96,242
Coca-Cola
1.00% 3/15/28	145,000	137,689
1.38% 3/15/31	250,000	231,775
1.45% 6/1/27	60,000	59,680
1.50% 3/5/28	145,000	142,569
1.65% 6/1/30	700,000	666,928
1.75% 9/6/24	150,000	156,110
2.00% 3/5/31	165,000	161,273
2.13% 9/6/29	150,000	150,404
2.25% 9/1/26	200,000	210,326
2.50% 6/1/40	70,000	65,784
2.50% 3/15/51	165,000	144,135
2.55% 6/1/26	100,000	106,033
2.60% 6/1/50	150,000	135,817
2.75% 6/1/60	150,000	134,171
2.88% 10/27/25	100,000	108,000
2.90% 5/25/27	100,000	107,750
3.00% 3/5/51	65,000	63,877
Coca-Cola Consolidated 3.80% 11/25/25	50,000	54,886
Coca-Cola Femsa
1.85% 9/1/32	185,000	169,225
2.75% 1/22/30	300,000	301,248
Constellation Brands
2.70% 5/9/22	30,000	30,652
3.15% 8/1/29	100,000	104,743
3.20% 2/15/23	100,000	104,638
3.50% 5/9/27	30,000	32,725
3.60% 2/15/28	100,000	108,751
3.70% 12/6/26	100,000	109,830

LVIP SSGA Bond Index Fund–18

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Beverages (continued)
Constellation Brands (continued)
4.10% 2/15/48	100,000	$ 108,101
4.25% 5/1/23	280,000	300,367
4.50% 5/9/47	45,000	51,088
4.65% 11/15/28	125,000	143,702
Diageo Capital
2.13% 10/24/24	200,000	208,723
2.38% 10/24/29	200,000	201,355
3.50% 9/18/23	200,000	214,330
3.88% 5/18/28	200,000	224,298
3.88% 4/29/43	30,000	33,706
5.88% 9/30/36	100,000	137,115
Diageo Investment
2.88% 5/11/22	200,000	205,847
8.00% 9/15/22	100,000	110,934
Fomento Economico Mexicano
2.88% 5/10/23	150,000	156,210
4.38% 5/10/43	200,000	225,690
Keurig Dr Pepper
0.75% 3/15/24	100,000	100,032
2.25% 3/15/31	85,000	83,569
3.13% 12/15/23	100,000	106,114
3.35% 3/15/51	60,000	59,759
3.40% 11/15/25	150,000	163,415
3.43% 6/15/27	70,000	76,728
3.80% 5/1/50	450,000	478,285
4.42% 12/15/46	50,000	57,414
4.60% 5/25/28	150,000	173,266
4.99% 5/25/38	100,000	122,794
Molson Coors Beverage
3.00% 7/15/26	110,000	117,126
4.20% 7/15/46	345,000	359,343
5.00% 5/1/42	250,000	288,323
PepsiCo
0.40% 10/7/23	55,000	55,186
0.75% 5/1/23	85,000	85,818
1.40% 2/25/31	75,000	69,880
1.63% 5/1/30	560,000	535,346
2.25% 5/2/22	200,000	204,027
2.25% 3/19/25	400,000	421,226
2.38% 10/6/26	80,000	84,956
2.75% 3/1/23	550,000	574,533
2.75% 3/19/30	100,000	104,129
2.85% 2/24/26	90,000	96,956
3.00% 10/15/27	150,000	162,887
3.60% 3/1/24	479,000	519,965
3.60% 8/13/42	250,000	269,731
3.63% 3/19/50	600,000	661,810
4.00% 3/5/42	100,000	112,558
4.00% 5/2/47	105,000	117,780
4.45% 4/14/46	120,000	145,267
		22,090,465
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Biotechnology–0.31%
Amgen
1.90% 2/21/25	135,000	$ 139,425
2.20% 2/21/27	175,000	179,522
2.25% 8/19/23	200,000	207,372
2.30% 2/25/31	100,000	98,590
2.45% 2/21/30	700,000	704,848
2.60% 8/19/26	200,000	210,190
2.65% 5/11/22	200,000	204,659
2.70% 5/1/22	100,000	101,738
2.77% 9/1/53	758,000	670,297
3.13% 5/1/25	200,000	214,941
3.15% 2/21/40	600,000	595,342
3.38% 2/21/50	300,000	299,873
3.63% 5/15/22	100,000	102,419
3.63% 5/22/24	150,000	161,928
5.15% 11/15/41	250,000	314,871
Baxalta
4.00% 6/23/25	45,000	49,880
5.25% 6/23/45	14,000	18,051
Biogen
2.25% 5/1/30	75,000	72,758
3.15% 5/1/50	120,000	110,203
3.25% 2/15/51	586,000	546,730
3.63% 9/15/22	145,000	151,550
4.05% 9/15/25	145,000	161,090
Gilead Sciences
0.75% 9/29/23	115,000	115,134
1.20% 10/1/27	120,000	115,049
1.65% 10/1/30	95,000	89,160
2.60% 10/1/40	250,000	229,730
2.80% 10/1/50	250,000	222,196
2.95% 3/1/27	300,000	318,959
3.25% 9/1/22	125,000	129,311
3.50% 2/1/25	270,000	293,281
3.65% 3/1/26	300,000	329,576
4.15% 3/1/47	380,000	422,507
4.50% 2/1/45	80,000	92,917
4.60% 9/1/35	200,000	235,556
4.75% 3/1/46	200,000	241,742
4.80% 4/1/44	200,000	240,442
5.65% 12/1/41	250,000	332,369
Royalty Pharma
0.75% 9/2/23	135,000	134,866
1.20% 9/2/25	180,000	176,277
1.75% 9/2/27	115,000	111,675
2.20% 9/2/30	105,000	100,200
3.30% 9/2/40	160,000	154,240
3.55% 9/2/50	160,000	152,472
		9,553,936
Building Materials–0.12%
Carrier Global
2.24% 2/15/25	700,000	724,814
2.49% 2/15/27	85,000	87,779

LVIP SSGA Bond Index Fund–19

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Building Materials (continued)
Carrier Global (continued)
2.72% 2/15/30	120,000	$ 121,091
3.38% 4/5/40	85,000	84,833
3.58% 4/5/50	120,000	117,840
Fortune Brands Home & Security
3.25% 9/15/29	150,000	156,255
4.00% 6/15/25	50,000	55,070
Johnson Controls International
1.75% 9/15/30	85,000	79,720
φ3.63% 7/2/24	100,000	108,238
3.90% 2/14/26	28,000	30,958
4.50% 2/15/47	145,000	169,338
φ4.95% 7/2/64	68,000	82,199
5.13% 9/14/45	7,000	8,707
Lennox International
1.35% 8/1/25	55,000	54,729
1.70% 8/1/27	40,000	39,348
3.00% 11/15/23	25,000	26,366
Martin Marietta Materials
3.45% 6/1/27	43,000	46,884
3.50% 12/15/27	100,000	109,480
4.25% 7/2/24	55,000	60,283
4.25% 12/15/47	100,000	110,666
Masco
1.50% 2/15/28	75,000	72,033
2.00% 10/1/30	125,000	118,865
2.00% 2/15/31	150,000	142,250
3.13% 2/15/51	45,000	42,258
3.50% 11/15/27	60,000	65,394
4.50% 5/15/47	225,000	257,092
Owens Corning
3.88% 6/1/30	150,000	163,565
3.95% 8/15/29	70,000	77,033
4.30% 7/15/47	100,000	108,229
7.00% 12/1/36	50,000	68,316
Vulcan Materials
3.90% 4/1/27	45,000	50,480
4.70% 3/1/48	250,000	293,931
		3,734,044
Chemicals–0.40%
Air Products and Chemicals 3.35% 7/31/24	250,000	269,687
Albemarle 5.45% 12/1/44	100,000	115,358
Cabot 4.00% 7/1/29	100,000	105,202
Celanese US Holdings 4.63% 11/15/22	90,000	95,371
Dow Chemical
2.10% 11/15/30	250,000	240,976
3.60% 11/15/50	250,000	252,066
3.63% 5/15/26	150,000	164,658
4.38% 11/15/42	400,000	453,958
4.80% 5/15/49	95,000	113,582
5.25% 11/15/41	100,000	125,279
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Chemicals (continued)
Dow Chemical (continued)
7.38% 11/1/29	125,000	$ 169,345
9.40% 5/15/39	100,000	169,109
DuPont de Nemours
2.17% 5/1/23	145,000	145,612
4.21% 11/15/23	300,000	325,889
4.49% 11/15/25	250,000	282,538
4.73% 11/15/28	350,000	406,803
5.32% 11/15/38	135,000	169,575
5.42% 11/15/48	225,000	290,038
Eastman Chemical
3.60% 8/15/22	225,000	232,748
3.80% 3/15/25	100,000	108,692
4.65% 10/15/44	70,000	81,105
4.80% 9/1/42	250,000	297,035
Ecolab
1.30% 1/30/31	195,000	179,135
2.13% 8/15/50	250,000	203,193
2.38% 8/10/22	150,000	153,836
2.70% 11/1/26	45,000	47,942
3.25% 1/14/23	100,000	104,316
EI du Pont de Nemours and Co
1.70% 7/15/25	155,000	157,582
2.30% 7/15/30	335,000	335,531
FMC 4.10% 2/1/24	100,000	107,958
Huntsman International 4.50% 5/1/29	90,000	99,647
International Flavors & Fragrances
3.20% 5/1/23	50,000	52,302
4.38% 6/1/47	55,000	61,816
Linde
2.20% 8/15/22	100,000	102,025
2.70% 2/21/23	100,000	103,746
Lubrizol 6.50% 10/1/34	300,000	421,704
LYB International Finance
3.50% 3/2/27	159,000	171,839
4.00% 7/15/23	200,000	215,031
LYB International Finance III
1.25% 10/1/25	40,000	39,495
2.25% 10/1/30	45,000	43,384
3.38% 5/1/30	400,000	424,172
3.38% 10/1/40	60,000	59,337
3.63% 4/1/51	85,000	83,732
3.80% 10/1/60	60,000	58,570
4.20% 10/15/49	125,000	132,818
Mosaic
3.25% 11/15/22	100,000	103,881
4.05% 11/15/27	150,000	166,506
4.25% 11/15/23	125,000	135,004
5.45% 11/15/33	104,000	124,844
5.63% 11/15/43	200,000	248,873
NewMarket
2.70% 3/18/31	200,000	195,113
4.10% 12/15/22	50,000	52,846

LVIP SSGA Bond Index Fund–20

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Chemicals (continued)
Nutrien
1.90% 5/13/23	35,000	$ 35,896
2.95% 5/13/30	100,000	103,483
3.00% 4/1/25	300,000	318,241
3.15% 10/1/22	100,000	103,211
3.95% 5/13/50	100,000	107,875
4.13% 3/15/35	100,000	110,304
6.13% 1/15/41	245,000	329,176
PPG Industries
1.20% 3/15/26	135,000	132,307
2.40% 8/15/24	100,000	104,843
2.55% 6/15/30	50,000	50,553
2.80% 8/15/29	100,000	103,943
Praxair
1.10% 8/10/30	250,000	227,333
2.00% 8/10/50	160,000	126,355
Rohm and Haas 7.85% 7/15/29	150,000	200,452
RPM International
3.75% 3/15/27	100,000	110,055
5.25% 6/1/45	100,000	114,720
Sherwin-Williams
2.30% 5/15/30	60,000	59,092
2.95% 8/15/29	100,000	104,141
3.13% 6/1/24	100,000	106,524
3.30% 5/15/50	100,000	98,682
3.45% 6/1/27	145,000	158,250
3.80% 8/15/49	100,000	105,956
3.95% 1/15/26	250,000	278,000
4.50% 6/1/47	88,000	102,803
Westlake Chemical
3.60% 8/15/26	150,000	162,138
5.00% 8/15/46	100,000	117,315
		12,572,452
Commercial Services–0.23%
Automatic Data Processing
1.25% 9/1/30	75,000	68,710
3.38% 9/15/25	125,000	137,597
Block Financial 3.88% 8/15/30	60,000	61,908
California Institute of Technology
3.65% 9/1/19	45,000	45,570
4.32% 8/1/45	60,000	73,441
Cintas No. 2
2.90% 4/1/22	100,000	102,313
3.70% 4/1/27	100,000	111,044
Emory University
2.14% 9/1/30	35,000	34,605
2.97% 9/1/50	35,000	34,632
Equifax
2.60% 12/1/24	50,000	52,813
3.95% 6/15/23	40,000	42,810
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services (continued)
Ford Foundation
2.42% 6/1/50	200,000	$ 180,397
2.82% 6/1/70	30,000	27,005
George Washington University
4.13% 9/15/48	200,000	233,380
4.30% 9/15/44	100,000	117,630
Georgetown University
4.32% 4/1/49	50,000	59,404
5.22% 10/1/18	50,000	63,885
Global Payments
1.20% 3/1/26	375,000	369,159
2.90% 5/15/30	115,000	117,396
3.75% 6/1/23	125,000	132,632
4.00% 6/1/23	100,000	107,063
4.45% 6/1/28	100,000	114,669
4.80% 4/1/26	100,000	114,352
Johns Hopkins University 2.81% 1/1/60	35,000	32,695
Leland Stanford Junior University
2.41% 6/1/50	60,000	54,698
3.65% 5/1/48	70,000	80,265
Massachusetts Institute of Technology
3.89% 7/1/16	55,000	59,517
5.60% 7/1/11	200,000	305,536
Moody's
2.55% 8/18/60	50,000	40,396
2.63% 1/15/23	100,000	103,658
3.25% 1/15/28	65,000	69,804
3.25% 5/20/50	100,000	97,065
4.25% 2/1/29	100,000	113,502
4.88% 12/17/48	100,000	123,237
Northwestern University 3.66% 12/1/57	75,000	84,189
PayPal Holdings
1.35% 6/1/23	55,000	55,972
1.65% 6/1/25	100,000	101,840
2.20% 9/26/22	60,000	61,572
2.30% 6/1/30	80,000	79,249
2.40% 10/1/24	105,000	110,333
2.65% 10/1/26	65,000	68,779
2.85% 10/1/29	95,000	98,974
3.25% 6/1/50	500,000	497,480
President and Fellows of Harvard College 3.30% 7/15/56	100,000	108,753
President and Fellows of Harvardllege 3.15% 7/15/46	100,000	105,508
RELX Capital
3.00% 5/22/30	100,000	103,715
3.50% 3/16/23	145,000	152,727
4.00% 3/18/29	200,000	220,611
Rockefeller Foundation 2.49% 10/1/50	60,000	54,932

LVIP SSGA Bond Index Fund–21

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services (continued)
S&P Global
1.25% 8/15/30	75,000	$ 68,667
2.30% 8/15/60	395,000	320,940
2.50% 12/1/29	55,000	56,337
2.95% 1/22/27	150,000	160,056
3.25% 12/1/49	65,000	66,534
Trustees of Boston University 4.06% 10/1/48	25,000	29,262
Trustees of Princeton University
2.52% 7/1/50	40,000	37,393
5.70% 3/1/39	50,000	70,602
Trustees of the University of Pennsylvania 3.61% 2/15/19	100,000	98,757
University of Chicago
2.55% 4/1/50	35,000	31,689
3.00% 10/1/52	65,000	63,909
4.00% 10/1/53	60,000	69,342
University of Notre Dame du Lac 3.39% 2/15/48	100,000	108,985
University of Southern California
3.03% 10/1/39	200,000	212,287
3.84% 10/1/47	55,000	63,531
Verisk Analytics
3.63% 5/15/50	20,000	19,661
4.00% 6/15/25	100,000	110,289
4.13% 9/12/22	100,000	104,857
4.13% 3/15/29	120,000	133,350
William Marsh Rice University 3.57% 5/15/45	100,000	110,941
		7,324,811
Computers–0.72%
Apple
0.55% 8/20/25	400,000	393,080
0.70% 2/8/26	250,000	245,201
0.75% 5/11/23	655,000	661,936
1.13% 5/11/25	535,000	538,487
1.20% 2/8/28	250,000	240,730
1.25% 8/20/30	400,000	369,959
1.65% 5/11/30	120,000	114,778
1.65% 2/8/31	500,000	476,748
1.70% 9/11/22	120,000	122,583
1.80% 9/11/24	200,000	207,928
2.05% 9/11/26	200,000	207,058
2.10% 9/12/22	150,000	153,999
2.20% 9/11/29	250,000	253,317
2.30% 5/11/22	150,000	153,291
2.38% 2/8/41	250,000	232,264
2.40% 1/13/23	150,000	155,496
2.40% 8/20/50	220,000	189,499
2.45% 8/4/26	250,000	263,373
2.50% 2/9/25	250,000	264,390
2.65% 5/11/50	500,000	454,606
2.65% 2/8/51	500,000	456,891
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Computers (continued)
Apple (continued)
2.70% 5/13/22	100,000	$ 102,768
2.75% 1/13/25	100,000	106,419
2.80% 2/8/61	250,000	224,526
2.85% 2/23/23	450,000	469,895
2.90% 9/12/27	400,000	431,025
2.95% 9/11/49	135,000	129,240
3.00% 11/13/27	200,000	216,825
3.20% 5/13/25	150,000	162,685
3.20% 5/11/27	154,000	168,110
3.25% 2/23/26	415,000	453,270
3.35% 2/9/27	200,000	219,734
3.45% 5/6/24	350,000	380,303
3.45% 2/9/45	125,000	132,858
3.75% 9/12/47	225,000	248,868
3.75% 11/13/47	150,000	164,561
3.85% 5/4/43	350,000	395,852
3.85% 8/4/46	135,000	151,344
4.25% 2/9/47	25,000	29,766
4.38% 5/13/45	100,000	120,102
4.45% 5/6/44	600,000	727,705
4.50% 2/23/36	250,000	306,895
4.65% 2/23/46	530,000	659,004
Dell International
4.00% 7/15/24	100,000	108,522
4.90% 10/1/26	800,000	907,594
5.30% 10/1/29	300,000	350,929
5.45% 6/15/23	505,000	551,893
6.02% 6/15/26	250,000	295,962
8.10% 7/15/36	135,000	197,737
8.35% 7/15/46	130,000	197,781
DXC Technology 4.75% 4/15/27	300,000	334,923
Genpact Luxembourg Sarl
3.38% 12/1/24	100,000	107,577
3.70% 4/1/22	50,000	51,248
Hewlett Packard Enterprise
1.45% 4/1/24	200,000	203,279
1.75% 4/1/26	300,000	300,028
4.90% 10/15/25	450,000	513,176
6.20% 10/15/35	250,000	327,008
6.35% 10/15/45	250,000	325,704
HP
2.20% 6/17/25	150,000	154,820
3.00% 6/17/27	150,000	158,521
3.40% 6/17/30	150,000	156,591
6.00% 9/15/41	305,000	384,230
International Business Machines
1.70% 5/15/27	505,000	504,930
1.88% 8/1/22	600,000	613,313
1.95% 5/15/30	110,000	106,480
2.85% 5/13/22	350,000	359,976
2.85% 5/15/40	165,000	159,060
2.88% 11/9/22	150,000	156,298

LVIP SSGA Bond Index Fund–22

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Computers (continued)
International Business Machines (continued)
2.95% 5/15/50	155,000	$ 144,071
3.00% 5/15/24	500,000	536,123
3.30% 5/15/26	250,000	272,299
3.30% 1/27/27	100,000	108,854
3.45% 2/19/26	150,000	165,008
4.00% 6/20/42	200,000	224,955
4.15% 5/15/39	200,000	226,582
4.25% 5/15/49	350,000	402,894
5.60% 11/30/39	210,000	277,457
5.88% 11/29/32	120,000	160,216
Leidos 2.30% 2/15/31	195,000	184,148
NetApp
1.88% 6/22/25	35,000	35,727
2.38% 6/22/27	50,000	51,075
2.70% 6/22/30	50,000	49,641
		22,523,999
Cosmetics & Personal Care–0.10%
Colgate-Palmolive
2.25% 11/15/22	60,000	61,958
3.70% 8/1/47	55,000	62,155
4.00% 8/15/45	100,000	118,010
Estee Laude
3.15% 3/15/27	100,000	108,258
4.15% 3/15/47	65,000	75,382
4.38% 6/15/45	250,000	296,302
Estee Lauder Companies 1.95% 3/15/31	115,000	111,450
Procter & Gamble
0.55% 10/29/25	100,000	98,293
1.20% 10/29/30	100,000	92,539
2.15% 8/11/22	150,000	153,647
2.45% 11/3/26	150,000	159,275
2.70% 2/2/26	100,000	107,561
2.85% 8/11/27	150,000	162,694
3.10% 8/15/23	200,000	213,050
Unilever Capital
0.38% 9/14/23	100,000	100,304
1.38% 9/14/30	105,000	98,546
2.00% 7/28/26	100,000	103,407
2.20% 5/5/22	150,000	152,907
2.60% 5/5/24	100,000	105,833
2.90% 5/5/27	150,000	161,079
3.13% 3/22/23	150,000	158,175
3.25% 3/7/24	120,000	129,006
3.38% 3/22/25	100,000	108,767
3.50% 3/22/28	100,000	110,070
5.90% 11/15/32	133,000	179,516
		3,228,184
Distribution/Wholesale–0.01%
WW Grainger
3.75% 5/15/46	150,000	156,780
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Distribution/Wholesale (continued)
WW Grainger (continued)
4.20% 5/15/47	100,000	$ 112,991
4.60% 6/15/45	55,000	66,263
		336,034
Diversified Financial Services–0.99%
AerCap Ireland Capital
1.75% 1/30/26	225,000	218,534
3.15% 2/15/24	200,000	208,389
3.50% 1/15/25	150,000	157,296
3.65% 7/21/27	150,000	157,399
4.50% 9/15/23	150,000	161,341
4.63% 10/15/27	200,000	219,391
4.88% 1/16/24	150,000	163,222
6.50% 7/15/25	150,000	174,867
Affiliated Managers Group 4.25% 2/15/24	100,000	109,618
Air Lease
0.70% 2/15/24	100,000	98,776
2.63% 7/1/22	200,000	204,350
2.88% 1/15/26	525,000	544,750
3.13% 12/1/30	50,000	49,852
3.25% 3/1/25	100,000	105,365
3.38% 7/1/25	95,000	100,347
3.75% 6/1/26	100,000	106,890
3.88% 7/3/23	250,000	265,808
4.25% 9/15/24	300,000	327,734
Aircastle
4.13% 5/1/24	90,000	95,067
4.25% 6/15/26	65,000	68,820
5.00% 4/1/23	90,000	95,927
Ally Financial
3.05% 6/5/23	635,000	663,974
8.00% 11/1/31	600,000	835,604
American Express
2.50% 8/1/22	250,000	256,729
2.50% 7/30/24	665,000	701,974
2.65% 12/2/22	115,000	119,286
3.00% 10/30/24	300,000	321,870
3.40% 2/27/23	200,000	210,503
3.40% 2/22/24	500,000	538,081
3.70% 8/3/23	150,000	160,550
4.05% 12/3/42	135,000	150,347
American Express Credit 3.30% 5/3/27	230,000	251,635
Ameriprise Financial 2.88% 9/15/26	100,000	106,460
BGC Partners 5.38% 7/24/23	100,000	108,679
BlackRock
1.90% 1/28/31	50,000	48,361
2.40% 4/30/30	90,000	91,344
3.20% 3/15/27	167,000	183,224
3.25% 4/30/29	150,000	162,467
3.38% 6/1/22	150,000	155,390

LVIP SSGA Bond Index Fund–23

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
BOC Aviation 3.00% 5/23/22	500,000	$ 508,060
Brookfield Finance
3.45% 4/15/50	150,000	141,983
3.50% 3/30/51	200,000	190,599
3.90% 1/25/28	100,000	109,877
4.00% 4/1/24	100,000	108,586
4.70% 9/20/47	150,000	171,055
Capital One Financial
3.20% 2/5/25	150,000	159,909
3.50% 6/15/23	300,000	319,100
3.65% 5/11/27	500,000	546,812
3.75% 3/9/27	250,000	274,436
3.80% 1/31/28	400,000	439,656
3.90% 1/29/24	200,000	216,236
4.20% 10/29/25	200,000	221,366
4.25% 4/30/25	150,000	166,187
Cboe Global Markets
1.63% 12/15/30	200,000	186,260
3.65% 1/12/27	100,000	110,013
Charles Schwab
0.75% 3/18/24	200,000	201,077
0.90% 3/11/26	335,000	330,663
1.65% 3/11/31	400,000	373,630
2.00% 3/20/28	200,000	200,888
3.00% 3/10/25	100,000	106,921
3.20% 3/2/27	100,000	108,674
3.25% 5/22/29	200,000	215,207
3.45% 2/13/26	70,000	76,707
3.85% 5/21/25	200,000	221,059
CI Financial 3.20% 12/17/30	155,000	154,183
CME Group
3.00% 9/15/22	300,000	311,551
3.75% 6/15/28	100,000	111,210
4.15% 6/15/48	75,000	89,951
5.30% 9/15/43	100,000	135,099
Discover Financial Services
3.75% 3/4/25	100,000	107,896
3.95% 11/6/24	100,000	108,962
4.10% 2/9/27	115,000	127,628
4.50% 1/30/26	150,000	169,133
5.20% 4/27/22	100,000	104,825
Eaton Vance 3.50% 4/6/27	100,000	108,584
Franklin Resources
1.60% 10/30/30	100,000	92,508
2.85% 3/30/25	100,000	106,130
GE Capital Funding
3.45% 5/15/25	250,000	270,295
4.05% 5/15/27	250,000	278,566
4.40% 5/15/30	450,000	509,469
4.55% 5/15/32	250,000	286,638
GE Capital International Funding Unlimited 4.42% 11/15/35	854,000	977,625
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Intercontinental Exchange
0.70% 6/15/23	220,000	$ 220,585
1.85% 9/15/32	165,000	151,616
2.10% 6/15/30	155,000	149,115
2.65% 9/15/40	165,000	152,596
3.00% 6/15/50	115,000	106,402
3.00% 9/15/60	160,000	143,285
3.10% 9/15/27	250,000	271,309
3.45% 9/21/23	60,000	64,090
3.75% 12/1/25	85,000	93,436
3.75% 9/21/28	105,000	115,620
4.00% 10/15/23	200,000	216,635
4.25% 9/21/48	150,000	168,601
Invesco Finance
3.75% 1/15/26	100,000	109,796
4.00% 1/30/24	500,000	546,324
Janus Capital Group 4.88% 8/1/25	150,000	169,381
Jefferies Financial Group 5.50% 10/18/23	200,000	217,168
Jefferies Group
2.75% 10/15/32	155,000	151,837
4.85% 1/15/27	310,000	356,625
5.13% 1/20/23	150,000	161,763
6.25% 1/15/36	100,000	128,541
Lazard Group
3.63% 3/1/27	100,000	107,777
3.75% 2/13/25	100,000	108,647
Legg Mason
4.75% 3/15/26	150,000	172,313
5.63% 1/15/44	100,000	132,094
Mastercard
1.90% 3/15/31	100,000	98,293
2.00% 3/3/25	200,000	208,660
2.95% 11/21/26	150,000	161,837
2.95% 6/1/29	150,000	160,841
2.95% 3/15/51	45,000	44,315
3.30% 3/26/27	600,000	659,524
3.65% 6/1/49	150,000	163,719
3.80% 11/21/46	100,000	110,307
Nasdaq
0.45% 12/21/22	80,000	80,050
1.65% 1/15/31	200,000	182,984
2.50% 12/21/40	200,000	175,751
3.85% 6/30/26	45,000	49,674
Nomura Holdings
1.85% 7/16/25	300,000	299,366
2.68% 7/16/30	200,000	196,384
3.10% 1/16/30	250,000	253,875
ORIX
2.25% 3/9/31	100,000	96,617
2.90% 7/18/22	90,000	92,731
3.25% 12/4/24	100,000	107,995
3.70% 7/18/27	100,000	111,014

LVIP SSGA Bond Index Fund–24

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Private Export Funding 2.45% 7/15/24	250,000	$ 265,230
Raymond James Financial
3.75% 4/1/51	250,000	258,682
4.95% 7/15/46	50,000	61,285
Stifel Financial 4.00% 5/15/30	500,000	539,951
Synchrony Financial
2.85% 7/25/22	60,000	61,614
3.70% 8/4/26	200,000	215,209
4.25% 8/15/24	150,000	163,171
4.38% 3/19/24	35,000	38,157
4.50% 7/23/25	100,000	110,888
5.15% 3/19/29	50,000	57,664
Visa
1.10% 2/15/31	300,000	272,979
1.90% 4/15/27	500,000	512,464
2.00% 8/15/50	300,000	242,725
2.15% 9/15/22	45,000	46,157
2.70% 4/15/40	300,000	293,799
2.75% 9/15/27	75,000	80,050
2.80% 12/14/22	300,000	311,617
3.15% 12/14/25	350,000	381,745
4.15% 12/14/35	115,000	135,971
4.30% 12/14/45	530,000	639,232
Western Union
1.35% 3/15/26	100,000	97,472
2.75% 3/15/31	100,000	95,344
2.85% 1/10/25	50,000	52,412
4.25% 6/9/23	150,000	160,840
		31,019,586
Electric–2.10%
Aep Texas 2.10% 7/1/30	100,000	96,198
AEP Texas
3.45% 1/15/50	50,000	48,780
4.15% 5/1/49	100,000	108,831
AEP Transmission 3.75% 12/1/47	100,000	106,365
AES
1.38% 1/15/26	190,000	185,182
2.45% 1/15/31	250,000	239,020
Alabama Power
1.45% 9/15/30	250,000	230,213
3.70% 12/1/47	100,000	104,877
3.75% 3/1/45	150,000	160,049
4.30% 1/2/46	150,000	169,903
4.30% 7/15/48	65,000	75,425
6.13% 5/15/38	100,000	135,973
Ameren
1.75% 3/15/28	100,000	96,657
3.65% 2/15/26	50,000	54,541
Ameren Illinois
1.55% 11/15/30	40,000	37,311
3.70% 12/1/47	100,000	107,223
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Ameren Illinois (continued)
3.80% 5/15/28	100,000	$ 110,372
American Electric Power
0.75% 11/1/23	35,000	34,992
1.00% 11/1/25	125,000	122,489
2.30% 3/1/30	50,000	48,779
2.95% 12/15/22	125,000	129,198
3.20% 11/13/27	100,000	107,820
3.25% 3/1/50	65,000	60,079
Appalachian Power
2.70% 4/1/31	250,000	249,333
3.70% 5/1/50	100,000	101,195
Arizona Public Service
2.95% 9/15/27	50,000	53,769
3.15% 5/15/25	100,000	107,590
3.35% 5/15/50	70,000	69,367
3.50% 12/1/49	100,000	101,946
4.25% 3/1/49	100,000	113,940
4.35% 11/15/45	100,000	114,480
4.50% 4/1/42	100,000	114,437
5.05% 9/1/41	100,000	123,578
Atlantic City Electric 2.30% 3/15/31	50,000	49,412
Avangrid
3.15% 12/1/24	150,000	161,208
3.80% 6/1/29	100,000	110,003
Avista 4.35% 6/1/48	100,000	114,780
Baltimore Gas and Electric
2.90% 6/15/50	55,000	50,856
3.35% 7/1/23	100,000	105,683
3.50% 8/15/46	200,000	204,219
3.75% 8/15/47	100,000	106,963
6.35% 10/1/36	100,000	139,827
Berkshire Hathaway Energy
1.65% 5/15/31	90,000	83,669
2.80% 1/15/23	125,000	129,968
2.85% 5/15/51	150,000	134,405
3.25% 4/15/28	125,000	134,752
3.75% 11/15/23	200,000	214,622
3.80% 7/15/48	70,000	74,487
5.15% 11/15/43	200,000	248,091
5.95% 5/15/37	125,000	165,968
6.13% 4/1/36	247,000	333,006
Black Hills
3.05% 10/15/29	100,000	103,147
3.15% 1/15/27	100,000	106,712
3.88% 10/15/49	100,000	100,318
3.95% 1/15/26	50,000	54,781
4.20% 9/15/46	100,000	105,122
4.25% 11/30/23	100,000	108,467
CenterPoint Energy
2.50% 9/1/24	100,000	104,851
2.95% 3/1/30	100,000	102,614
3.70% 9/1/49	100,000	98,847

LVIP SSGA Bond Index Fund–25

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
CenterPoint Energy (continued)
4.25% 11/1/28	75,000	$ 84,116
CenterPoint Energy Houston Electric
2.25% 8/1/22	250,000	255,186
2.35% 4/1/31	85,000	85,025
2.40% 9/1/26	100,000	105,054
3.00% 2/1/27	100,000	107,245
3.35% 4/1/51	125,000	125,690
4.25% 2/1/49	50,000	58,045
Cleco Corporate Holdings
3.74% 5/1/26	100,000	108,543
4.97% 5/1/46	70,000	77,285
Cleveland Electric Illuminating 5.95% 12/15/36	100,000	120,448
CMS Energy
3.00% 5/15/26	40,000	42,435
μ3.75% 12/1/50	300,000	297,000
4.88% 3/1/44	100,000	118,528
Commonwealth Edison
2.20% 3/1/30	100,000	99,152
2.55% 6/15/26	100,000	105,619
3.13% 3/15/51	100,000	97,021
3.20% 11/15/49	145,000	141,939
3.65% 6/15/46	100,000	106,611
3.70% 8/15/28	45,000	50,116
4.00% 3/1/48	250,000	279,528
6.45% 1/15/38	100,000	139,852
Connecticut Light and Power
0.75% 12/1/25	50,000	49,083
4.00% 4/1/48	250,000	283,443
4.15% 6/1/45	75,000	87,176
4.30% 4/15/44	130,000	150,658
Consolidated Edison Co. of New York
0.65% 12/1/23	200,000	199,652
3.00% 12/1/60	160,000	139,283
3.70% 11/15/59	85,000	83,842
3.80% 5/15/28	100,000	109,861
3.95% 3/1/43	150,000	162,088
4.00% 12/1/28	100,000	111,984
4.30% 12/1/56	100,000	108,905
4.45% 3/15/44	200,000	230,817
4.50% 12/1/45	100,000	115,519
4.63% 12/1/54	200,000	236,018
4.65% 12/1/48	100,000	118,593
5.50% 12/1/39	250,000	318,512
5.85% 3/15/36	100,000	128,858
6.30% 8/15/37	20,000	26,873
6.75% 4/1/38	25,000	35,353
Consumers Energy
2.50% 5/1/60	85,000	70,580
3.25% 8/15/46	100,000	99,718
3.38% 8/15/23	200,000	212,047
3.95% 5/15/43	150,000	163,718
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Dayton Power & Light 3.95% 6/15/49	95,000	$ 98,182
Delmarva Power & Light
3.50% 11/15/23	150,000	160,656
4.15% 5/15/45	50,000	55,357
Dominion Energy
1.45% 4/15/26	40,000	39,840
2.75% 9/15/22	250,000	256,460
2.85% 8/15/26	60,000	63,684
φ3.07% 8/15/24	35,000	37,274
3.30% 4/15/41	30,000	29,532
3.38% 4/1/30	800,000	851,776
4.25% 6/1/28	250,000	282,798
4.60% 3/15/49	150,000	177,891
4.90% 8/1/41	60,000	71,931
5.95% 6/15/35	25,000	32,625
Dominion Energy South Carolina 6.05% 1/15/38	225,000	306,275
DTE Electric
1.90% 4/1/28	160,000	159,586
2.25% 3/1/30	150,000	149,597
3.25% 4/1/51	70,000	69,798
3.65% 3/15/24	100,000	107,362
3.70% 6/1/46	50,000	53,079
3.75% 8/15/47	100,000	107,733
3.95% 3/1/49	70,000	78,242
4.05% 5/15/48	100,000	113,285
DTE Energy
1.05% 6/1/25	370,000	365,175
2.53% 10/1/24	75,000	78,590
2.85% 10/1/26	200,000	211,302
3.30% 6/15/22	200,000	205,622
3.40% 6/15/29	105,000	111,404
3.50% 6/1/24	100,000	106,981
Duke Energy
0.90% 9/15/25	65,000	63,590
2.45% 6/1/30	370,000	365,102
2.55% 4/15/31	75,000	75,491
2.65% 9/1/26	165,000	172,645
3.15% 8/15/27	250,000	266,314
3.40% 6/15/29	65,000	69,493
3.45% 4/15/51	90,000	91,924
3.95% 8/15/47	200,000	206,333
4.20% 6/15/49	65,000	68,902
4.80% 12/15/45	100,000	114,943
Duke Energy Carolinas
3.05% 3/15/23	150,000	157,734
3.95% 3/15/48	150,000	164,543
4.00% 9/30/42	150,000	165,526
5.30% 2/15/40	100,000	128,487
6.10% 6/1/37	170,000	226,212
Duke Energy Florida
1.75% 6/15/30	335,000	316,837
3.20% 1/15/27	150,000	162,162

LVIP SSGA Bond Index Fund–26

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Duke Energy Florida (continued)
3.85% 11/15/42	100,000	$ 107,382
6.40% 6/15/38	300,000	426,178
Duke Energy Florida Project Finance 2.54% 9/1/31	100,000	102,658
Duke Energy Indiana
2.75% 4/1/50	125,000	112,097
3.25% 10/1/49	50,000	49,343
3.75% 5/15/46	150,000	156,805
6.12% 10/15/35	100,000	130,695
6.45% 4/1/39	130,000	184,198
Duke Energy Ohio
3.65% 2/1/29	100,000	108,745
3.70% 6/15/46	68,000	70,957
3.80% 9/1/23	500,000	534,110
4.30% 2/1/49	45,000	51,286
Duke Energy Progress
2.50% 8/15/50	500,000	426,091
3.38% 9/1/23	50,000	53,206
3.45% 3/15/29	70,000	76,090
3.70% 9/1/28	100,000	110,754
4.10% 3/15/43	100,000	111,723
6.30% 4/1/38	250,000	346,748
Edison International
2.95% 3/15/23	250,000	258,329
3.13% 11/15/22	35,000	36,171
3.55% 11/15/24	80,000	85,959
El Paso Electric 5.00% 12/1/44	150,000	168,691
Emera US Finance
3.55% 6/15/26	100,000	108,436
4.75% 6/15/46	105,000	117,048
Enel Americas 4.00% 10/25/26	35,000	38,227
Enel Chile 4.88% 6/12/28	150,000	173,700
Enel Generacion Chile 4.25% 4/15/24	100,000	107,445
Entergy
0.90% 9/15/25	240,000	234,363
1.90% 6/15/28	85,000	83,016
2.40% 6/15/31	100,000	96,617
2.80% 6/15/30	250,000	251,738
2.95% 9/1/26	90,000	95,945
3.75% 6/15/50	250,000	250,905
Entergy Arkansas
2.65% 6/15/51	65,000	57,117
3.35% 6/15/52	100,000	100,313
3.50% 4/1/26	60,000	65,538
3.70% 6/1/24	200,000	217,057
4.20% 4/1/49	100,000	112,021
Entergy Louisiana
1.60% 12/15/30	50,000	46,571
2.35% 6/15/32	100,000	98,510
2.40% 10/1/26	100,000	103,954
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Entergy Louisiana (continued)
2.90% 3/15/51	75,000	$ 68,833
3.10% 6/15/41	100,000	100,265
3.25% 4/1/28	150,000	160,951
4.00% 3/15/33	95,000	108,201
4.05% 9/1/23	150,000	161,254
4.20% 4/1/50	100,000	112,857
4.95% 1/15/45	110,000	119,279
Entergy Louisiana LLC 0.62% 11/17/23	75,000	75,099
Entergy Mississippi
2.85% 6/1/28	50,000	51,990
3.50% 6/1/51	145,000	146,922
3.85% 6/1/49	25,000	26,240
Entergy Texas 3.55% 9/30/49	50,000	49,672
Evergy Kansas Central
2.55% 7/1/26	50,000	52,390
4.10% 4/1/43	300,000	332,962
4.25% 12/1/45	50,000	55,775
Evergy Metro
2.25% 6/1/30	150,000	148,133
3.65% 8/15/25	250,000	273,500
4.20% 6/15/47	100,000	111,319
Eversource Energy
0.80% 8/15/25	200,000	194,953
2.55% 3/15/31	250,000	250,067
2.90% 10/1/24	100,000	106,632
3.15% 1/15/25	100,000	106,604
3.30% 1/15/28	100,000	106,826
3.80% 12/1/23	45,000	48,627
4.25% 4/1/29	75,000	85,158
Exelon
3.40% 4/15/26	100,000	108,185
3.50% 6/1/22	200,000	206,286
4.45% 4/15/46	100,000	114,634
4.95% 6/15/35	105,000	123,707
5.10% 6/15/45	105,000	130,176
Exelon Generation
3.25% 6/1/25	60,000	64,059
4.25% 6/15/22	250,000	258,472
5.60% 6/15/42	292,000	320,895
6.25% 10/1/39	100,000	116,072
Florida Power & Light
3.13% 12/1/25	250,000	269,775
3.15% 10/1/49	610,000	613,913
3.70% 12/1/47	100,000	108,698
3.80% 12/15/42	100,000	109,164
4.05% 6/1/42	150,000	169,736
4.13% 6/1/48	100,000	116,489
5.69% 3/1/40	50,000	67,417
5.95% 2/1/38	200,000	272,521
5.96% 4/1/39	100,000	137,277
Fortis 3.06% 10/4/26	200,000	212,895

LVIP SSGA Bond Index Fund–27

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Georgia Power
2.65% 9/15/29	105,000	$ 107,129
3.25% 4/1/26	50,000	54,040
3.25% 3/15/51	285,000	272,064
3.70% 1/30/50	40,000	41,016
4.30% 3/15/42	200,000	222,815
4.30% 3/15/43	100,000	112,551
4.75% 9/1/40	100,000	116,366
Hydro-Quebec
8.05% 7/7/24	250,000	308,368
8.50% 12/1/29	115,000	171,732
Iberdrola International 6.75% 7/15/36	100,000	145,210
Indiana Michigan Power
3.75% 7/1/47	100,000	104,515
3.85% 5/15/28	150,000	166,208
4.25% 8/15/48	50,000	57,025
Interstate Power and Light
2.30% 6/1/30	25,000	24,659
3.50% 9/30/49	50,000	49,225
3.60% 4/1/29	200,000	218,142
6.25% 7/15/39	130,000	176,761
ITC Holdings
2.70% 11/15/22	100,000	103,212
3.25% 6/30/26	90,000	97,047
3.35% 11/15/27	100,000	108,271
3.65% 6/15/24	75,000	80,713
Kentucky Utilities
3.30% 6/1/50	105,000	102,170
5.13% 11/1/40	100,000	122,629
MidAmerican Energy
3.10% 5/1/27	100,000	108,376
3.50% 10/15/24	100,000	108,615
3.65% 4/15/29	50,000	55,464
3.95% 8/1/47	100,000	111,043
4.25% 7/15/49	50,000	58,724
4.40% 10/15/44	100,000	115,281
5.75% 11/1/35	25,000	33,186
Mississippi Power 3.95% 3/30/28	100,000	110,228
National Rural Utilities Cooperative Finance
1.00% 6/15/26	250,000	243,481
1.35% 3/15/31	125,000	112,597
2.30% 9/15/22	70,000	71,687
2.40% 4/25/22	50,000	50,965
2.40% 3/15/30	195,000	193,283
2.70% 2/15/23	50,000	52,038
2.95% 2/7/24	60,000	63,532
3.05% 4/25/27	100,000	106,853
3.25% 11/1/25	100,000	107,770
4.02% 11/1/32	100,000	112,864
μ4.75% 4/30/43	100,000	102,645
8.00% 3/1/32	150,000	221,194
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Nevada Power
2.40% 5/1/30	100,000	$ 99,657
3.13% 8/1/50	65,000	62,399
3.70% 5/1/29	75,000	82,746
6.75% 7/1/37	100,000	140,327
NextEra Energy Capital Holdings
0.65% 3/1/23	115,000	115,368
2.25% 6/1/30	470,000	459,850
2.75% 11/1/29	320,000	327,929
2.90% 4/1/22	75,000	76,889
3.15% 4/1/24	150,000	159,899
3.25% 4/1/26	105,000	113,507
3.50% 4/1/29	150,000	161,039
μ5.65% 5/1/79	100,000	113,925
Northern States Power
2.25% 4/1/31	100,000	99,876
2.60% 5/15/23	100,000	103,544
2.90% 3/1/50	60,000	57,314
3.20% 4/1/52	60,000	60,151
3.60% 5/15/46	50,000	52,747
3.60% 9/15/47	100,000	106,852
4.00% 8/15/45	100,000	112,334
5.35% 11/1/39	40,000	51,732
6.20% 7/1/37	100,000	138,602
NorthWestern 4.18% 11/15/44	150,000	165,881
NSTAR Electric 3.20% 5/15/27	100,000	108,129
Oglethorpe Power
3.75% 8/1/50	155,000	150,531
4.25% 4/1/46	75,000	75,517
5.95% 11/1/39	100,000	124,554
Ohio Edison 6.88% 7/15/36	100,000	134,234
Ohio Power
1.63% 1/15/31	100,000	93,186
4.15% 4/1/48	100,000	112,026
Oklahoma Gas and Electric
3.30% 3/15/30	100,000	107,097
3.80% 8/15/28	100,000	110,220
4.15% 4/1/47	50,000	55,055
Oncor Electric Delivery
0.55% 10/1/25	175,000	169,638
2.75% 5/15/30	300,000	312,699
2.95% 4/1/25	100,000	106,169
3.70% 11/15/28	200,000	221,811
3.75% 4/1/45	100,000	107,414
4.10% 6/1/22	100,000	103,228
4.10% 11/15/48	100,000	113,341
4.55% 12/1/41	150,000	176,826
5.30% 6/1/42	200,000	257,945
Pacific Gas and Electric
1.37% 3/10/23	135,000	135,039
1.75% 6/16/22	155,000	155,235
2.10% 8/1/27	85,000	83,221
2.50% 2/1/31	250,000	235,875

LVIP SSGA Bond Index Fund–28

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Pacific Gas and Electric (continued)
3.25% 6/1/31	85,000	$ 84,624
3.30% 8/1/40	150,000	135,768
3.45% 7/1/25	1,300,000	1,375,756
3.50% 8/1/50	710,000	616,113
4.20% 6/1/41	115,000	114,427
4.50% 7/1/40	600,000	608,720
4.95% 7/1/50	600,000	616,617
PacifiCorp
2.95% 6/1/23	100,000	104,506
3.30% 3/15/51	450,000	443,590
3.50% 6/15/29	65,000	70,792
4.10% 2/1/42	100,000	110,970
4.13% 1/15/49	70,000	77,953
4.15% 2/15/50	100,000	113,001
5.75% 4/1/37	100,000	130,839
6.00% 1/15/39	100,000	134,516
6.35% 7/15/38	25,000	34,723
7.70% 11/15/31	100,000	144,517
PECO Energy
2.80% 6/15/50	690,000	642,632
3.00% 9/15/49	40,000	38,291
3.05% 3/15/51	30,000	29,313
5.95% 10/1/36	100,000	136,273
Pinnacle West Capital 1.30% 6/15/25	50,000	49,707
Potomac Electric Power 4.15% 3/15/43	100,000	112,954
PPL Capital Funding
3.40% 6/1/23	200,000	210,467
3.50% 12/1/22	100,000	104,091
3.95% 3/15/24	200,000	215,950
4.00% 9/15/47	100,000	107,479
4.20% 6/15/22	150,000	155,062
PPL Electric Utilities
4.13% 6/15/44	100,000	111,102
6.25% 5/15/39	30,000	41,053
Progress Energy
6.00% 12/1/39	50,000	64,396
7.75% 3/1/31	150,000	209,783
PSEG Power 3.85% 6/1/23	100,000	106,610
Public Service Co. of Colorado
3.20% 3/1/50	65,000	65,137
3.80% 6/15/47	200,000	215,677
4.05% 9/15/49	50,000	57,127
6.25% 9/1/37	100,000	140,313
Public Service Electric and Gas
0.95% 3/15/26	150,000	147,944
2.05% 8/1/50	100,000	80,451
2.38% 5/15/23	200,000	207,370
3.00% 5/15/25	100,000	106,490
3.00% 3/1/51	100,000	96,243
3.20% 5/15/29	150,000	160,589
3.60% 12/1/47	50,000	53,309
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Public Service Electric and Gas (continued)
3.70% 5/1/28	100,000	$ 110,180
3.80% 3/1/46	100,000	110,616
3.85% 5/1/49	125,000	138,422
4.05% 5/1/48	100,000	113,928
5.50% 3/1/40	100,000	132,527
Public Service Enterprise Group
0.80% 8/15/25	100,000	97,273
1.60% 8/15/30	100,000	92,095
2.88% 6/15/24	70,000	74,160
Public Serviceof Colorado
1.88% 6/15/31	335,000	320,460
1.90% 1/15/31	150,000	144,532
2.70% 1/15/51	150,000	135,706
Puget Energy 3.65% 5/15/25	200,000	216,192
Puget Sound Energy
4.22% 6/15/48	65,000	72,835
5.64% 4/15/41	80,000	104,146
5.80% 3/15/40	100,000	132,169
San Diego Gas & Electric
1.70% 10/1/30	235,000	220,784
3.60% 9/1/23	200,000	213,273
4.10% 6/15/49	100,000	112,384
4.15% 5/15/48	100,000	112,727
6.00% 6/1/39	110,000	148,490
Sempra Energy
2.88% 10/1/22	150,000	154,171
2.90% 2/1/23	35,000	36,411
3.40% 2/1/28	95,000	101,882
3.75% 11/15/25	100,000	109,737
3.80% 2/1/38	150,000	161,231
4.00% 2/1/48	95,000	100,058
6.00% 10/15/39	125,000	165,783
Sierra Pacific Power 2.60% 5/1/26	200,000	210,929
Southern
2.95% 7/1/23	75,000	78,547
3.25% 7/1/26	250,000	267,594
4.25% 7/1/36	85,000	95,521
Southern California Edison
0.70% 4/3/23	75,000	74,963
1.10% 4/1/24	75,000	74,999
2.25% 6/1/30	70,000	67,767
2.85% 8/1/29	155,000	157,314
3.65% 3/1/28	100,000	108,976
3.90% 3/15/43	100,000	102,386
4.00% 4/1/47	300,000	309,034
4.13% 3/1/48	150,000	157,174
4.20% 3/1/29	100,000	111,162
4.50% 9/1/40	100,000	111,808
4.65% 10/1/43	400,000	453,631
4.88% 3/1/49	100,000	116,083
5.95% 2/1/38	25,000	31,874
6.00% 1/15/34	200,000	261,590

LVIP SSGA Bond Index Fund–29

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Southern California Edison (continued)
6.05% 3/15/39	170,000	$ 221,211
6.65% 4/1/29	100,000	121,762
Southern Power
0.90% 1/15/26	125,000	121,471
4.15% 12/1/25	200,000	222,729
4.95% 12/15/46	100,000	110,587
5.25% 7/15/43	120,000	136,963
Southwestern Electric Power
1.65% 3/15/26	300,000	300,840
2.75% 10/1/26	150,000	157,782
3.85% 2/1/48	100,000	101,915
3.90% 4/1/45	300,000	312,509
6.20% 3/15/40	200,000	266,361
Southwestern Public Service 4.40% 11/15/48	100,000	115,585
Tampa Electric
4.10% 6/15/42	100,000	109,825
4.35% 5/15/44	50,000	57,176
4.45% 6/15/49	100,000	116,169
Tucson Electric Power 1.50% 8/1/30	90,000	83,356
Union Electric
2.63% 3/15/51	250,000	221,136
2.95% 6/15/27	100,000	107,307
3.50% 4/15/24	100,000	106,977
3.50% 3/15/29	100,000	108,986
3.65% 4/15/45	100,000	105,252
3.90% 9/15/42	100,000	108,460
4.00% 4/1/48	100,000	111,620
8.45% 3/15/39	80,000	133,712
Virginia Electric and Power
2.75% 3/15/23	200,000	207,391
2.95% 11/15/26	100,000	107,196
3.15% 1/15/26	70,000	75,322
3.30% 12/1/49	100,000	99,454
3.50% 3/15/27	150,000	164,439
3.80% 4/1/28	100,000	110,431
3.80% 9/15/47	100,000	108,665
4.00% 11/15/46	45,000	50,221
4.60% 12/1/48	115,000	141,261
4.65% 8/15/43	150,000	180,036
6.00% 5/15/37	25,000	33,532
6.35% 11/30/37	100,000	139,319
8.88% 11/15/38	100,000	171,840
WEC Energy Group
0.80% 3/15/24	60,000	59,984
1.38% 10/15/27	150,000	144,866
1.80% 10/15/30	150,000	139,803
3.55% 6/15/25	42,000	45,533
Wisconsin Electric Power
2.05% 12/15/24	50,000	52,248
4.30% 10/15/48	45,000	52,685
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Wisconsin Public Service 4.75% 11/1/44	200,000	$ 241,324
Xcel Energy
0.50% 10/15/23	200,000	199,808
3.30% 6/1/25	100,000	107,285
3.35% 12/1/26	100,000	108,332
6.50% 7/1/36	100,000	141,437
		65,515,725
Electrical Components & Equipment–0.02%
Emerson Electric
1.80% 10/15/27	45,000	45,176
1.95% 10/15/30	100,000	97,410
2.75% 10/15/50	30,000	27,606
3.15% 6/1/25	150,000	161,507
5.25% 11/15/39	50,000	64,648
Emerson Electric Co 0.88% 10/15/26	135,000	130,878
		527,225
Electronics–0.17%
Agilent Technologies
2.10% 6/4/30	115,000	112,499
2.30% 3/12/31	250,000	243,433
3.88% 7/15/23	150,000	159,863
Allegion 3.50% 10/1/29	50,000	52,504
Allegion US Holding
3.20% 10/1/24	150,000	159,133
3.55% 10/1/27	150,000	160,400
Amphenol
2.80% 2/15/30	200,000	205,052
3.20% 4/1/24	100,000	106,626
4.35% 6/1/29	75,000	85,199
Arrow Electronics
3.50% 4/1/22	100,000	102,343
3.88% 1/12/28	200,000	217,036
Avnet
4.63% 4/15/26	50,000	55,207
4.88% 12/1/22	100,000	106,148
Flex
3.75% 2/1/26	300,000	321,899
4.75% 6/15/25	125,000	139,446
4.88% 6/15/29	75,000	84,627
FLIR Systems 2.50% 8/1/30	35,000	34,266
Fortive
3.15% 6/15/26	150,000	161,821
4.30% 6/15/46	50,000	56,252
Honeywell International
0.48% 8/19/22	355,000	355,269
1.35% 6/1/25	125,000	126,804
1.95% 6/1/30	250,000	246,747
2.15% 8/8/22	45,000	46,041
2.30% 8/15/24	100,000	105,845
2.50% 11/1/26	200,000	212,314

LVIP SSGA Bond Index Fund–30

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electronics (continued)
Honeywell International (continued)
2.70% 8/15/29	60,000	$ 62,554
2.80% 6/1/50	100,000	94,746
3.35% 12/1/23	200,000	215,554
Hubbell
2.30% 3/15/31	60,000	58,712
3.35% 3/1/26	150,000	161,126
Jabil
3.00% 1/15/31	50,000	49,635
3.60% 1/15/30	50,000	52,363
3.95% 1/12/28	110,000	122,265
Keysight Technologies
4.55% 10/30/24	250,000	278,975
4.60% 4/6/27	60,000	68,689
Trimble
4.15% 6/15/23	100,000	106,788
4.75% 12/1/24	100,000	111,915
4.90% 6/15/28	100,000	115,357
Tyco Electronics Group 3.70% 2/15/26	100,000	109,427
		5,264,880
Environmental Control–0.07%
Republic Services
0.88% 11/15/25	50,000	48,940
1.45% 2/15/31	200,000	182,843
1.75% 2/15/32	100,000	92,759
2.90% 7/1/26	110,000	117,307
3.20% 3/15/25	250,000	267,938
3.38% 11/15/27	60,000	65,511
3.95% 5/15/28	150,000	167,401
4.75% 5/15/23	55,000	59,388
Waste Connections 3.50% 5/1/29	150,000	161,720
Waste Management
0.75% 11/15/25	20,000	19,573
1.15% 3/15/28	30,000	28,420
1.50% 3/15/31	30,000	27,735
2.40% 5/15/23	100,000	103,681
2.50% 11/15/50	20,000	17,274
3.13% 3/1/25	100,000	107,345
3.15% 11/15/27	100,000	108,218
3.50% 5/15/24	250,000	269,973
3.90% 3/1/35	250,000	283,618
4.10% 3/1/45	55,000	62,094
4.15% 7/15/49	95,000	108,718
		2,300,456
Food–0.34%
Campbell Soup
2.50% 8/2/22	61,000	62,693
3.65% 3/15/23	58,000	61,417
3.95% 3/15/25	150,000	164,818
4.15% 3/15/28	200,000	224,112
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Food (continued)
Campbell Soup (continued)
4.80% 3/15/48	65,000	$ 76,760
Conagra Brands
1.38% 11/1/27	100,000	96,330
3.20% 1/25/23	102,000	105,901
4.30% 5/1/24	75,000	82,703
4.60% 11/1/25	70,000	79,463
4.85% 11/1/28	165,000	192,031
5.30% 11/1/38	50,000	61,684
5.40% 11/1/48	105,000	134,334
8.25% 9/15/30	100,000	142,325
Flowers Foods
2.40% 3/15/31	45,000	43,896
3.50% 10/1/26	105,000	113,760
General Mills
3.00% 2/1/51	95,000	88,820
3.20% 2/10/27	150,000	162,323
3.65% 2/15/24	111,000	119,962
3.70% 10/17/23	75,000	80,421
4.00% 4/17/25	100,000	110,555
4.20% 4/17/28	75,000	84,707
Hershey
1.70% 6/1/30	195,000	186,293
2.05% 11/15/24	50,000	52,312
2.30% 8/15/26	100,000	105,222
2.45% 11/15/29	50,000	51,206
3.13% 11/15/49	50,000	49,516
3.38% 5/15/23	100,000	105,996
Hormel Foods 1.80% 6/11/30	85,000	81,645
Ingredion
2.90% 6/1/30	200,000	204,457
3.20% 10/1/26	100,000	107,797
3.90% 6/1/50	200,000	211,224
J M Smucker
3.38% 12/15/27	100,000	108,320
3.50% 3/15/25	150,000	162,851
4.25% 3/15/35	100,000	111,707
4.38% 3/15/45	50,000	56,051
Kellogg
2.65% 12/1/23	167,000	175,435
3.25% 4/1/26	95,000	102,412
3.40% 11/15/27	200,000	216,438
4.30% 5/15/28	150,000	170,050
4.50% 4/1/46	100,000	116,602
Koninklijke Ahold Delhaize 5.70% 10/1/40	145,000	190,343
Kroger
1.70% 1/15/31	125,000	116,736
3.40% 4/15/22	50,000	51,186
3.50% 2/1/26	100,000	109,091
4.45% 2/1/47	500,000	563,710
5.00% 4/15/42	100,000	120,720
6.90% 4/15/38	100,000	138,720
7.50% 4/1/31	250,000	347,985

LVIP SSGA Bond Index Fund–31

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Food (continued)
McCormick & Co
2.70% 8/15/22	150,000	$ 154,348
3.15% 8/15/24	100,000	107,011
3.40% 8/15/27	150,000	162,597
4.20% 8/15/47	20,000	22,208
Mondelez International
1.50% 5/4/25	315,000	318,432
1.50% 2/4/31	210,000	192,057
1.88% 10/15/32	180,000	167,724
2.63% 9/4/50	360,000	309,909
2.75% 4/13/30	135,000	137,827
Sysco
2.40% 2/15/30	35,000	34,753
3.25% 7/15/27	200,000	215,351
3.30% 7/15/26	100,000	107,676
3.30% 2/15/50	35,000	32,692
3.55% 3/15/25	100,000	108,132
3.75% 10/1/25	125,000	136,133
4.45% 3/15/48	100,000	112,938
4.50% 4/1/46	75,000	84,280
4.85% 10/1/45	85,000	100,694
6.60% 4/1/50	350,000	505,530
Tyson Foods
3.55% 6/2/27	155,000	169,235
3.95% 8/15/24	240,000	262,052
4.00% 3/1/26	65,000	72,121
4.35% 3/1/29	130,000	147,987
4.55% 6/2/47	505,000	594,010
5.10% 9/28/48	40,000	50,649
		10,609,386
Forest Products & Paper–0.07%
Celulosa Arauco y Constitucion 4.50% 8/1/24	200,000	216,752
Domtar 4.40% 4/1/22	100,000	102,722
Fibria Overseas Finance 5.50% 1/17/27	100,000	114,001
Georgia-Pacific 8.00% 1/15/24	250,000	299,531
International Paper
4.80% 6/15/44	200,000	239,578
5.00% 9/15/35	100,000	120,725
5.15% 5/15/46	200,000	253,328
6.00% 11/15/41	135,000	183,118
7.30% 11/15/39	100,000	149,441
Suzano Austria GmbH
3.75% 1/15/31	205,000	210,898
6.00% 1/15/29	200,000	235,250
		2,125,344
Gas–0.17%
Atmos Energy
0.63% 3/9/23	65,000	65,025
1.50% 1/15/31	250,000	228,363
2.63% 9/15/29	100,000	101,628
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Gas (continued)
Atmos Energy (continued)
3.00% 6/15/27	65,000	$ 69,351
3.38% 9/15/49	55,000	54,669
4.13% 10/15/44	150,000	164,368
4.13% 3/15/49	155,000	172,054
CenterPoint Energy Resources
0.70% 3/2/23	95,000	94,970
1.75% 10/1/30	275,000	252,478
3.55% 4/1/23	100,000	105,649
4.00% 4/1/28	100,000	109,578
4.10% 9/1/47	45,000	47,164
5.85% 1/15/41	115,000	145,220
Dominion Energy Gas Holdings
3.60% 12/15/24	25,000	27,162
4.60% 12/15/44	200,000	223,392
4.80% 11/1/43	94,000	107,358
National Fuel Gas
3.75% 3/1/23	156,000	163,210
3.95% 9/15/27	200,000	212,330
NiSource
0.95% 8/15/25	145,000	142,242
1.70% 2/15/31	175,000	162,088
2.95% 9/1/29	100,000	102,932
3.49% 5/15/27	100,000	108,510
3.95% 3/30/48	150,000	157,695
4.38% 5/15/47	100,000	112,061
4.80% 2/15/44	100,000	116,901
5.25% 2/15/43	59,000	72,779
ONE Gas
1.10% 3/11/24	500,000	499,858
3.61% 2/1/24	100,000	106,606
4.66% 2/1/44	50,000	56,693
Piedmont Natural Gas
3.50% 6/1/29	100,000	107,886
3.64% 11/1/46	50,000	50,683
4.65% 8/1/43	50,000	58,816
Southern California Gas
3.15% 9/15/24	100,000	107,320
3.95% 2/15/50	50,000	55,294
4.13% 6/1/48	100,000	113,310
Southern Gas Capital
4.40% 6/1/43	100,000	108,305
4.40% 5/30/47	200,000	221,187
5.88% 3/15/41	70,000	92,496
SouthernGas Capital 1.75% 1/15/31	250,000	229,991
Southwest Gas 3.70% 4/1/28	100,000	108,273
Washington Gas Light
3.65% 9/15/49	40,000	42,213
3.80% 9/15/46	70,000	75,664
		5,353,772
Hand Machine Tools–0.03%
Kennametal 2.80% 3/1/31	125,000	122,257

LVIP SSGA Bond Index Fund–32

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Hand Machine Tools (continued)
Snap-on 4.10% 3/1/48	85,000	$ 97,509
Stanley Black & Decker
3.40% 3/1/26	145,000	159,089
5.20% 9/1/40	100,000	127,128
Stanley Black & Decker Inc 2.75% 11/15/50	300,000	273,155
		779,138
Health Care Products–0.29%
Abbott Laboratories
1.15% 1/30/28	45,000	43,245
1.40% 6/30/30	40,000	37,367
3.40% 11/30/23	210,000	225,027
3.75% 11/30/26	340,000	381,637
3.88% 9/15/25	120,000	133,097
4.75% 11/30/36	400,000	494,970
4.90% 11/30/46	400,000	520,950
6.00% 4/1/39	50,000	70,992
6.15% 11/30/37	50,000	70,763
Baxter International
1.73% 4/1/31	65,000	60,804
2.60% 8/15/26	150,000	159,322
3.50% 8/15/46	100,000	104,129
Boston Scientific
1.90% 6/1/25	65,000	66,744
2.65% 6/1/30	100,000	100,928
3.45% 3/1/24	75,000	80,513
3.75% 3/1/26	100,000	110,410
3.85% 5/15/25	51,000	56,353
4.00% 3/1/29	140,000	155,729
4.55% 3/1/39	100,000	117,650
4.70% 3/1/49	105,000	126,912
7.38% 1/15/40	201,000	306,206
Danaher
2.60% 10/1/50	190,000	168,104
3.35% 9/15/25	125,000	136,397
4.38% 9/15/45	115,000	133,968
DH Europe Finance II Sarl
2.05% 11/15/22	100,000	102,535
2.60% 11/15/29	65,000	66,440
3.25% 11/15/39	100,000	101,965
Koninklijke Philips
5.00% 3/15/42	100,000	128,174
6.88% 3/11/38	50,000	73,241
Medtronic
3.50% 3/15/25	389,000	426,660
4.38% 3/15/35	108,000	129,867
4.63% 3/15/45	479,000	604,055
PerkinElmer
2.55% 3/15/31	210,000	208,048
3.30% 9/15/29	95,000	100,207
3.63% 3/15/51	160,000	163,688
Smith & Nephew 2.03% 10/14/30	100,000	94,170
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Products (continued)
Stryker
0.60% 12/1/23	40,000	$ 40,025
1.95% 6/15/30	300,000	289,494
3.38% 5/15/24	150,000	161,768
3.38% 11/1/25	100,000	108,672
3.50% 3/15/26	75,000	82,281
3.65% 3/7/28	200,000	220,936
4.38% 5/15/44	100,000	117,272
4.63% 3/15/46	95,000	115,710
Thermo Fisher Scientific
3.20% 8/15/27	100,000	108,344
4.10% 8/15/47	100,000	116,054
4.50% 3/25/30	400,000	465,693
5.30% 2/1/44	200,000	264,474
Zimmer Biomet Holdings
3.15% 4/1/22	250,000	255,353
3.55% 4/1/25	180,000	195,024
3.55% 3/20/30	400,000	427,641
3.70% 3/19/23	75,000	79,325
		9,109,333
Health Care Services–0.69%
Advocate Health & Hospitals
3.39% 10/15/49	100,000	102,047
3.83% 8/15/28	35,000	38,905
4.27% 8/15/48	30,000	35,796
Aetna
2.75% 11/15/22	150,000	154,517
2.80% 6/15/23	135,000	140,820
3.88% 8/15/47	145,000	151,786
6.63% 6/15/36	100,000	139,570
6.75% 12/15/37	100,000	142,404
AHS Hospital
2.78% 7/1/51	40,000	37,013
5.02% 7/1/45	50,000	64,095
Anthem
0.45% 3/15/23	165,000	165,176
1.50% 3/15/26	200,000	200,215
2.25% 5/15/30	50,000	49,208
2.38% 1/15/25	65,000	67,933
2.55% 3/15/31	200,000	200,033
2.95% 12/1/22	200,000	207,764
3.13% 5/15/22	250,000	257,524
3.13% 5/15/50	65,000	62,026
3.35% 12/1/24	150,000	162,245
3.50% 8/15/24	250,000	270,276
3.60% 3/15/51	115,000	119,037
4.10% 3/1/28	350,000	393,638
4.38% 12/1/47	125,000	143,983
4.55% 3/1/48	350,000	412,743
4.63% 5/15/42	100,000	118,072
4.65% 1/15/43	125,000	148,546
4.65% 8/15/44	100,000	119,332

LVIP SSGA Bond Index Fund–33

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
Ascension Health
3.11% 11/15/39	45,000	$ 46,048
3.95% 11/15/46	185,000	212,069
Banner Health
1.90% 1/1/31	40,000	38,030
2.34% 1/1/30	75,000	75,205
2.91% 1/1/51	50,000	46,042
Baylor Scott & White Holdings
1.78% 11/15/30	25,000	23,791
2.84% 11/15/50	45,000	42,347
3.97% 11/15/46	50,000	55,779
4.19% 11/15/45	95,000	111,228
Bon Secours Mercy Health
2.10% 6/1/31	25,000	23,966
3.21% 6/1/50	25,000	24,414
Children's Health System of Texas 2.51% 8/15/50	105,000	92,460
Children's Hospital 4.12% 1/1/47	65,000	76,924
Children's Hospital Medical Center 4.27% 5/15/44	50,000	57,921
City of Hope 4.38% 8/15/48	75,000	87,901
CommonSpirit Health
1.55% 10/1/25	35,000	35,205
2.76% 10/1/24	30,000	31,786
2.78% 10/1/30	65,000	65,768
3.35% 10/1/29	40,000	42,679
3.82% 10/1/49	40,000	42,309
3.91% 10/1/50	150,000	152,806
4.19% 10/1/49	70,000	75,498
4.35% 11/1/42	400,000	441,456
Dartmouth-Hitchcock Health 4.18% 8/1/48	100,000	110,501
Duke University Health System 3.92% 6/1/47	75,000	84,554
Hackensack Meridian Health
2.68% 9/1/41	250,000	231,872
4.50% 7/1/57	100,000	124,125
HCA
4.13% 6/15/29	485,000	537,470
4.50% 2/15/27	160,000	179,460
4.75% 5/1/23	165,000	177,844
5.00% 3/15/24	265,000	294,853
5.13% 6/15/39	50,000	60,051
5.25% 4/15/25	185,000	211,253
5.25% 6/15/26	200,000	229,872
5.25% 6/15/49	200,000	244,734
5.50% 6/15/47	200,000	248,759
Humana
2.90% 12/15/22	100,000	103,630
3.15% 12/1/22	100,000	103,626
4.63% 12/1/42	175,000	203,263
4.95% 10/1/44	300,000	360,196
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
Indiana University Health 3.97% 11/1/48	55,000	$ 63,008
Integris Baptist Medical Center 3.88% 8/15/50	100,000	105,576
Johns Hopkins Health System 3.84% 5/15/46	70,000	79,248
Kaiser Foundation Hospitals
3.15% 5/1/27	125,000	136,386
3.27% 11/1/49	185,000	190,516
3.50% 4/1/22	50,000	51,532
4.15% 5/1/47	105,000	123,795
Laboratory Corp of America Holdings
3.25% 9/1/24	100,000	107,183
3.60% 9/1/27	100,000	109,494
4.70% 2/1/45	500,000	567,631
Mayo Clinic
3.20% 11/15/61	200,000	199,509
4.13% 11/15/52	100,000	120,088
McLaren Health Care 4.39% 5/15/48	65,000	76,700
Memorial Sloan-Kettering Cancer Center
2.96% 1/1/50	110,000	105,535
4.20% 7/1/55	127,000	150,575
Mercy Health 4.30% 7/1/28	25,000	28,669
Methodist Hospital 2.71% 12/1/50	300,000	276,351
Montefiore Obligated Group 5.25% 11/1/48	70,000	79,793
Mount Sinai Hospitals Group 3.98% 7/1/48	100,000	106,698
New York and Presbyterian Hospital
2.26% 8/1/40	50,000	44,745
3.95% 8/1/19	35,000	37,310
4.02% 8/1/45	75,000	86,103
4.06% 8/1/56	50,000	57,875
Northwell Healthcare
3.98% 11/1/46	250,000	266,323
4.26% 11/1/47	150,000	168,742
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery 2.67% 10/1/50	120,000	107,222
NYU Langone Hospitals
3.38% 7/1/55	100,000	96,926
4.37% 7/1/47	100,000	115,369
Orlando Health Obligated Group
3.33% 10/1/50	125,000	127,390
4.09% 10/1/48	45,000	51,265
Partners Healthcare System
3.19% 7/1/49	50,000	49,963
3.34% 7/1/60	65,000	66,172
3.77% 7/1/48	40,000	43,901
PeaceHealth Obligated Group
1.38% 11/15/25	60,000	59,876

LVIP SSGA Bond Index Fund–34

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
PeaceHealth Obligated Group (continued)
3.22% 11/15/50	65,000	$ 63,466
Providence St Joseph Health Obligated Group
2.75% 10/1/26	100,000	106,345
3.74% 10/1/47	100,000	108,317
Quest Diagnostics
3.45% 6/1/26	55,000	59,811
3.50% 3/30/25	300,000	325,200
4.20% 6/30/29	100,000	114,191
RWJ Barnabas Health
3.48% 7/1/49	100,000	102,224
3.95% 7/1/46	50,000	54,096
Seattle Children's Hospital 2.72% 10/1/50	185,000	169,348
Spectrum Health System Obligated Group 3.49% 7/15/49	50,000	51,439
SSM Health Care
3.69% 6/1/23	90,000	95,330
3.82% 6/1/27	71,000	79,922
Stanford Health Care 3.80% 11/15/48	30,000	33,589
Sutter Health
1.32% 8/15/25	100,000	99,714
2.29% 8/15/30	110,000	108,056
3.16% 8/15/40	100,000	99,622
3.36% 8/15/50	110,000	108,852
Texas Health Resources 4.33% 11/15/55	30,000	36,247
Toledo Hospital 5.75% 11/15/38	200,000	233,924
Trinity Health
2.63% 12/1/40	50,000	47,562
4.13% 12/1/45	25,000	28,986
UnitedHealth Group
1.25% 1/15/26	180,000	179,907
2.00% 5/15/30	265,000	260,768
2.38% 10/15/22	200,000	206,298
2.38% 8/15/24	70,000	73,714
2.75% 2/15/23	107,000	110,907
2.75% 5/15/40	250,000	245,809
2.88% 3/15/23	250,000	261,752
2.88% 8/15/29	155,000	164,031
2.90% 5/15/50	250,000	239,404
2.95% 10/15/27	250,000	268,353
3.13% 5/15/60	500,000	490,844
3.38% 4/15/27	150,000	164,604
3.45% 1/15/27	100,000	110,727
3.50% 6/15/23	100,000	106,694
3.50% 2/15/24	40,000	43,314
3.50% 8/15/39	115,000	123,791
3.70% 12/15/25	40,000	44,431
3.70% 8/15/49	135,000	146,692
3.75% 7/15/25	500,000	553,749
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
UnitedHealth Group (continued)
3.75% 10/15/47	200,000	$ 218,589
3.85% 6/15/28	200,000	224,523
3.88% 12/15/28	50,000	56,355
3.88% 8/15/59	150,000	167,508
4.20% 1/15/47	55,000	64,587
4.25% 3/15/43	100,000	117,951
4.25% 6/15/48	150,000	178,822
4.38% 3/15/42	100,000	118,970
4.63% 11/15/41	200,000	247,276
6.50% 6/15/37	150,000	218,657
6.63% 11/15/37	100,000	148,347
6.88% 2/15/38	100,000	150,643
Willis-Knighton Medical Center 3.07% 3/1/51	100,000	93,889
Yale-New Haven Health Services 2.50% 7/1/50	50,000	43,772
		21,541,787
Home Builders–0.03%
DR Horton
1.40% 10/15/27	250,000	243,147
2.50% 10/15/24	200,000	210,028
NVR 3.00% 5/15/30	595,000	610,675
		1,063,850
Home Furnishings–0.02%
Harman International Industries 4.15% 5/15/25	100,000	109,778
Leggett & Platt
3.40% 8/15/22	50,000	51,433
3.50% 11/15/27	100,000	107,348
Whirlpool
4.50% 6/1/46	70,000	76,420
4.60% 5/15/50	150,000	172,452
4.70% 6/1/22	100,000	104,610
4.75% 2/26/29	60,000	69,505
		691,546
Household Products Wares–0.05%
Avery Dennison 4.88% 12/6/28	100,000	116,533
Church & Dwight
2.45% 8/1/22	100,000	102,442
3.15% 8/1/27	100,000	108,487
3.95% 8/1/47	100,000	109,516
Clorox
3.10% 10/1/27	150,000	162,634
3.50% 12/15/24	150,000	164,152
3.90% 5/15/28	100,000	111,869
Kimberly-Clark
1.05% 9/15/27	85,000	82,520
2.88% 2/7/50	45,000	44,204
3.05% 8/15/25	50,000	53,937

LVIP SSGA Bond Index Fund–35

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Household Products Wares (continued)
Kimberly-Clark (continued)
3.20% 7/30/46	50,000	$ 51,368
3.90% 5/4/47	100,000	114,860
5.30% 3/1/41	200,000	260,783
6.63% 8/1/37	100,000	149,276
		1,632,581
Insurance–0.82%
Aflac
1.13% 3/15/26	105,000	104,151
4.00% 10/15/46	300,000	325,985
4.75% 1/15/49	100,000	123,941
Alleghany
4.90% 9/15/44	95,000	112,731
4.95% 6/27/22	100,000	105,278
Allied World Assurance Holdings 4.35% 10/29/25	100,000	107,287
Allstate
0.75% 12/15/25	65,000	63,873
1.45% 12/15/30	100,000	91,580
3.28% 12/15/26	150,000	164,906
4.20% 12/15/46	150,000	172,759
4.50% 6/15/43	100,000	118,135
5.55% 5/9/35	150,000	199,312
μ5.75% 8/15/53	225,000	237,937
American Financial Group
3.50% 8/15/26	65,000	70,448
4.50% 6/15/47	150,000	167,450
American International Group
2.50% 6/30/25	200,000	209,844
3.40% 6/30/30	200,000	212,592
3.75% 7/10/25	70,000	76,433
3.90% 4/1/26	600,000	662,568
4.20% 4/1/28	100,000	112,303
4.38% 6/30/50	130,000	148,395
4.50% 7/16/44	200,000	226,443
4.70% 7/10/35	100,000	117,486
4.75% 4/1/48	200,000	238,182
4.80% 7/10/45	100,000	118,184
4.88% 6/1/22	500,000	525,068
Aon
2.80% 5/15/30	150,000	153,284
3.50% 6/14/24	100,000	107,440
3.75% 5/2/29	100,000	110,030
3.88% 12/15/25	100,000	110,501
4.00% 11/27/23	150,000	161,528
4.75% 5/15/45	100,000	121,357
Arch Capital Finance
4.01% 12/15/26	100,000	112,680
5.03% 12/15/46	100,000	121,978
Arch Capital Group
3.64% 6/30/50	140,000	140,142
5.14% 11/1/43	105,000	128,893
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
Aspen Insurance Holdings 4.65% 11/15/23	100,000	$ 109,057
Assurant
4.20% 9/27/23	100,000	108,246
4.90% 3/27/28	100,000	113,923
Assured Guaranty US Holdings 5.00% 7/1/24	100,000	112,704
Athene Holding
3.50% 1/15/31	20,000	20,552
4.13% 1/12/28	150,000	163,377
AXA 8.60% 12/15/30	200,000	305,682
AXIS Specialty Finance 3.90% 7/15/29	100,000	107,461
Berkshire Hathaway
3.00% 2/11/23	100,000	104,818
3.13% 3/15/26	215,000	234,064
4.50% 2/11/43	250,000	299,721
Berkshire Hathaway Finance
1.45% 10/15/30	160,000	149,324
2.50% 1/15/51	140,000	120,239
2.85% 10/15/50	180,000	165,905
3.00% 5/15/22	100,000	103,142
4.25% 1/15/49	100,000	115,768
4.30% 5/15/43	100,000	117,925
4.40% 5/15/42	100,000	118,825
5.75% 1/15/40	100,000	137,465
Brighthouse Financial
3.70% 6/22/27	250,000	264,483
4.70% 6/22/47	200,000	204,074
Brown & Brown
2.38% 3/15/31	85,000	81,721
4.50% 3/15/29	100,000	112,337
Chubb
6.00% 5/11/37	100,000	138,425
6.50% 5/15/38	200,000	292,133
Chubb INA Holdings
1.38% 9/15/30	415,000	378,956
2.70% 3/13/23	100,000	104,297
3.35% 5/15/24	300,000	322,854
3.35% 5/3/26	95,000	103,525
4.15% 3/13/43	100,000	114,166
Cincinnati Financial 6.92% 5/15/28	100,000	127,515
CNA Financial
2.05% 8/15/30	20,000	19,010
3.90% 5/1/29	40,000	44,101
3.95% 5/15/24	125,000	135,790
4.50% 3/1/26	100,000	112,984
Everest Reinsurance Holdings
3.50% 10/15/50	50,000	48,236
4.87% 6/1/44	100,000	118,487
Fairfax Financial Holdings 3.38% 3/3/31	180,000	179,322

LVIP SSGA Bond Index Fund–36

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
Fidelity National Financial
2.45% 3/15/31	250,000	$ 241,760
3.40% 6/15/30	50,000	52,186
4.50% 8/15/28	150,000	168,691
First American Financial 4.60% 11/15/24	100,000	111,469
Globe Life 2.15% 8/15/30	500,000	479,870
Hanover Insurance Group
2.50% 9/1/30	145,000	141,786
4.50% 4/15/26	100,000	113,227
Hartford Financial Services Group
2.80% 8/19/29	70,000	72,614
3.60% 8/19/49	55,000	57,125
4.30% 4/15/43	43,000	48,355
4.40% 3/15/48	100,000	115,120
6.10% 10/1/41	50,000	68,305
Kemper 4.35% 2/15/25	70,000	76,122
✱Lincoln National 4.00% 9/1/23	500,000	540,402
Loews
4.13% 5/15/43	200,000	215,407
6.00% 2/1/35	100,000	131,307
Manulife Financial
μ4.06% 2/24/32	250,000	275,091
4.15% 3/4/26	100,000	112,686
5.38% 3/4/46	100,000	130,952
Markel
5.00% 4/5/46	250,000	304,110
5.00% 5/20/49	65,000	80,236
Marsh & McLennan
2.25% 11/15/30	105,000	103,096
3.30% 3/14/23	100,000	105,185
3.50% 3/10/25	150,000	162,798
3.75% 3/14/26	75,000	82,690
3.88% 3/15/24	100,000	109,228
4.20% 3/1/48	100,000	115,811
4.35% 1/30/47	45,000	52,013
4.38% 3/15/29	195,000	223,573
4.75% 3/15/39	55,000	67,809
4.90% 3/15/49	90,000	114,895
Mercury General 4.40% 3/15/27	50,000	56,419
MetLife
3.00% 3/1/25	150,000	160,746
4.05% 3/1/45	150,000	170,167
4.37% 9/15/23	367,000	400,927
4.60% 5/13/46	200,000	243,820
5.70% 6/15/35	50,000	67,436
5.88% 2/6/41	100,000	137,598
6.38% 6/15/34	100,000	140,568
6.40% 12/15/66	100,000	125,505
6.50% 12/15/32	100,000	141,045
10.75% 8/1/69	150,000	251,008
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
Old Republic International 4.88% 10/1/24	100,000	$ 112,712
Primerica 4.75% 7/15/22	100,000	105,106
Principal Financial Group
3.10% 11/15/26	300,000	323,736
3.40% 5/15/25	100,000	107,919
3.70% 5/15/29	50,000	54,752
Progressive
4.13% 4/15/47	200,000	229,907
4.20% 3/15/48	150,000	174,673
Prudential Financial
μ3.70% 10/1/50	535,000	540,992
3.70% 3/13/51	250,000	264,654
3.88% 3/27/28	100,000	112,752
3.91% 12/7/47	163,000	176,356
3.94% 12/7/49	302,000	330,607
4.35% 2/25/50	250,000	289,362
4.42% 3/27/48	100,000	115,705
μ4.50% 9/15/47	215,000	230,237
μ5.20% 3/15/44	100,000	106,483
6.63% 6/21/40	200,000	288,265
Reinsurance Group of America
3.15% 6/15/30	70,000	72,404
3.95% 9/15/26	30,000	33,397
4.70% 9/15/23	150,000	164,309
RenaissanceRe Finance 3.45% 7/1/27	130,000	140,422
Renaissancere Holdings 3.60% 4/15/29	100,000	107,038
Sompo International Holdings 4.70% 10/15/22	100,000	105,943
Swiss Re America Holding 7.00% 2/15/26	100,000	124,229
Transatlantic Holdings 8.00% 11/30/39	100,000	147,828
Travelers
3.75% 5/15/46	50,000	54,071
4.00% 5/30/47	80,000	91,126
4.05% 3/7/48	200,000	229,730
4.10% 3/4/49	100,000	116,904
4.60% 8/1/43	250,000	306,142
6.25% 6/15/37	100,000	140,442
6.75% 6/20/36	100,000	144,955
Trinity Acquisition 4.40% 3/15/26	100,000	112,562
Unum Group
4.00% 6/15/29	145,000	157,074
5.75% 8/15/42	50,000	58,387
Voya Financial
3.65% 6/15/26	100,000	110,684
4.80% 6/15/46	60,000	70,844
5.70% 7/15/43	100,000	129,328
W R Berkley 3.55% 3/30/52	150,000	150,576

LVIP SSGA Bond Index Fund–37

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
Willis North America
2.95% 9/15/29	65,000	$ 67,120
3.60% 5/15/24	100,000	107,766
3.88% 9/15/49	70,000	74,282
4.50% 9/15/28	150,000	170,581
5.05% 9/15/48	150,000	185,824
WR Berkley 4.00% 5/12/50	105,000	111,639
XLIT 5.25% 12/15/43	200,000	257,023
		25,567,724
Internet–0.38%
Alibaba Group Holding
2.13% 2/9/31	200,000	190,788
2.70% 2/9/41	200,000	181,556
3.15% 2/9/51	200,000	186,059
3.25% 2/9/61	200,000	185,069
3.40% 12/6/27	210,000	225,291
3.60% 11/28/24	633,000	687,227
4.00% 12/6/37	100,000	107,735
4.20% 12/6/47	400,000	441,638
4.40% 12/6/57	200,000	229,163
Alphabet
0.45% 8/15/25	90,000	88,494
0.80% 8/15/27	200,000	191,502
1.10% 8/15/30	130,000	119,498
1.90% 8/15/40	100,000	86,395
2.00% 8/15/26	250,000	260,280
2.05% 8/15/50	130,000	107,502
2.25% 8/15/60	400,000	326,416
3.38% 2/25/24	200,000	216,858
Amazon.com
0.40% 6/3/23	105,000	105,292
0.80% 6/3/25	635,000	632,449
1.20% 6/3/27	90,000	88,046
1.50% 6/3/30	165,000	157,225
2.40% 2/22/23	595,000	616,959
2.50% 6/3/50	80,000	71,555
2.70% 6/3/60	665,000	589,835
2.80% 8/22/24	75,000	80,351
3.15% 8/22/27	500,000	547,086
3.80% 12/5/24	500,000	553,600
3.88% 8/22/37	115,000	131,765
4.05% 8/22/47	635,000	743,195
4.25% 8/22/57	205,000	245,255
5.20% 12/3/25	100,000	117,626
Baidu
3.50% 11/28/22	200,000	208,599
3.88% 9/29/23	200,000	213,848
4.13% 6/30/25	200,000	219,680
4.38% 3/29/28	200,000	221,190
Booking Holdings
2.75% 3/15/23	150,000	156,307
3.55% 3/15/28	150,000	163,818
3.60% 6/1/26	200,000	218,660
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Internet (continued)
Booking Holdings (continued)
4.63% 4/13/30	300,000	$ 349,457
E*TRADE Financial
2.95% 8/24/22	75,000	77,450
3.80% 8/24/27	35,000	38,797
4.50% 6/20/28	100,000	114,125
eBay 1.90% 3/11/25	140,000	143,631
Expedia Group
2.95% 3/15/31	80,000	78,904
3.25% 2/15/30	35,000	35,226
3.60% 12/15/23	50,000	53,218
3.80% 2/15/28	100,000	105,917
4.50% 8/15/24	200,000	217,954
4.63% 8/1/27	90,000	100,147
JD.com 3.88% 4/29/26	200,000	217,193
TD Ameritrade Holding
2.95% 4/1/22	250,000	255,502
3.30% 4/1/27	90,000	97,752
3.75% 4/1/24	150,000	162,890
		11,961,975
Investment Company Security–0.09%
Ares Capital
3.25% 7/15/25	100,000	103,152
3.50% 2/10/23	150,000	156,405
3.88% 1/15/26	250,000	263,473
4.20% 6/10/24	60,000	64,693
4.25% 3/1/25	100,000	107,283
Blackstone Secured Lending Fund 2.75% 9/16/26	250,000	248,390
FS KKR Capital
3.40% 1/15/26	200,000	198,374
4.13% 2/1/25	150,000	154,231
Goldman Sachs BDC 2.88% 1/15/26	100,000	101,073
Golub Capital
2.50% 8/24/26	145,000	141,854
3.38% 4/15/24	375,000	387,849
Main Street Capital 3.00% 7/14/26	165,000	164,008
Owl Rock Capital
3.40% 7/15/26	200,000	202,576
3.75% 7/22/25	100,000	103,684
5.25% 4/15/24	60,000	65,452
Prospect Capital 3.71% 1/22/26	200,000	197,559
Sixth Street Specialty Lending 2.50% 8/1/26	125,000	123,965
		2,784,021
Iron & Steel–0.07%
Nucor
2.00% 6/1/25	15,000	15,388
2.70% 6/1/30	15,000	15,322

LVIP SSGA Bond Index Fund–38

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Iron & Steel (continued)
Nucor (continued)
2.98% 12/15/55	400,000	$ 361,643
3.95% 5/1/28	100,000	111,400
4.00% 8/1/23	139,000	148,563
4.13% 9/15/22	100,000	104,226
Reliance Steel & Aluminum 4.50% 4/15/23	150,000	159,973
Steel Dynamics
1.65% 10/15/27	25,000	24,477
2.40% 6/15/25	50,000	52,112
2.80% 12/15/24	50,000	52,875
3.25% 1/15/31	60,000	63,500
3.25% 10/15/50	40,000	37,326
3.45% 4/15/30	75,000	80,065
Vale Overseas
6.25% 8/10/26	300,000	356,850
6.88% 11/21/36	350,000	465,173
6.88% 11/10/39	170,000	227,018
		2,275,911
Leisure Time–0.00%
Harley-Davidson
3.50% 7/28/25	50,000	53,202
4.63% 7/28/45	50,000	51,901
		105,103
Lodging–0.09%
Choice Hotels International 3.70% 12/1/29	100,000	104,796
Hyatt Hotels
4.38% 9/15/28	100,000	107,194
4.85% 3/15/26	50,000	55,302
Las Vegas Sands
2.90% 6/25/25	155,000	158,681
3.20% 8/8/24	90,000	93,836
3.50% 8/18/26	70,000	72,988
3.90% 8/8/29	105,000	107,898
Marriott International
2.85% 4/15/31	220,000	215,918
3.13% 6/15/26	100,000	104,931
3.50% 10/15/32	150,000	155,654
3.60% 4/15/24	75,000	79,804
3.75% 10/1/25	50,000	53,408
4.00% 4/15/28	100,000	106,485
4.63% 6/15/30	135,000	151,024
Sands China
4.60% 8/8/23	200,000	213,878
5.13% 8/8/25	700,000	782,943
5.40% 8/8/28	200,000	228,488
		2,793,228
Machinery Construction & Mining–0.12%
ABB Finance USA 2.88% 5/8/22	250,000	257,039
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Machinery Construction & Mining (continued)
Caterpillar
1.90% 3/12/31	100,000	$ 96,246
2.60% 9/19/29	150,000	154,375
3.80% 8/15/42	168,000	188,760
4.75% 5/15/64	250,000	325,110
6.05% 8/15/36	200,000	276,931
Caterpillar Financial Services
0.25% 3/1/23	165,000	164,889
0.45% 9/14/23	180,000	180,062
0.65% 7/7/23	200,000	200,990
0.80% 11/13/25	85,000	83,453
0.90% 3/2/26	250,000	245,778
0.95% 5/13/22	200,000	201,597
1.10% 9/14/27	250,000	240,789
1.90% 9/6/22	115,000	117,726
1.95% 11/18/22	150,000	153,873
2.15% 11/8/24	150,000	156,978
2.40% 8/9/26	100,000	104,871
2.55% 11/29/22	200,000	207,136
2.85% 5/17/24	150,000	160,028
3.25% 12/1/24	150,000	162,518
3.65% 12/7/23	100,000	108,650
Oshkosh 4.60% 5/15/28	100,000	112,663
		3,900,462
Machinery Diversified–0.20%
CNH Industrial 3.85% 11/15/27	105,000	116,111
CNH Industrial Capital
1.88% 1/15/26	250,000	252,629
1.95% 7/2/23	65,000	66,747
4.20% 1/15/24	100,000	109,007
4.38% 4/5/22	75,000	77,765
Crane
4.20% 3/15/48	100,000	99,633
4.45% 12/15/23	100,000	108,799
Deere & Co 2.60% 6/8/22	100,000	102,170
Deere & Co.
2.88% 9/7/49	65,000	62,430
3.90% 6/9/42	150,000	170,853
5.38% 10/16/29	100,000	124,632
Dover
2.95% 11/4/29	20,000	21,004
5.38% 3/1/41	100,000	121,280
Flowserve
3.50% 10/1/30	70,000	71,227
4.00% 11/15/23	64,000	67,525
IDEX 3.00% 5/1/30	75,000	77,239
John Deere Capital
0.25% 1/17/23	200,000	200,199
0.40% 10/10/23	90,000	90,128
0.45% 1/17/24	200,000	199,913
0.70% 7/5/23	100,000	100,774
0.70% 1/15/26	100,000	98,045

LVIP SSGA Bond Index Fund–39

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Machinery Diversified (continued)
John Deere Capital (continued)
1.45% 1/15/31	70,000	$ 65,206
1.50% 3/6/28	200,000	194,762
2.05% 1/9/25	100,000	104,029
2.15% 9/8/22	150,000	154,004
2.45% 1/9/30	85,000	86,297
2.60% 3/7/24	165,000	174,753
2.65% 6/24/24	115,000	122,292
2.65% 6/10/26	100,000	106,219
2.70% 1/6/23	100,000	104,149
2.80% 3/6/23	200,000	209,411
2.80% 9/8/27	100,000	106,515
2.80% 7/18/29	50,000	52,179
2.95% 4/1/22	115,000	118,141
3.05% 1/6/28	100,000	107,146
3.45% 1/10/24	100,000	107,926
3.45% 3/13/25	250,000	273,335
3.45% 3/7/29	120,000	131,569
Nvent Finance
3.95% 4/15/23	100,000	104,397
4.55% 4/15/28	100,000	105,862
Otis Worldwide
2.06% 4/5/25	105,000	108,113
2.29% 4/5/27	90,000	92,284
2.57% 2/15/30	105,000	105,756
3.11% 2/15/40	250,000	246,115
3.36% 2/15/50	145,000	141,518
Rockwell Automation
3.50% 3/1/29	85,000	93,913
4.20% 3/1/49	70,000	82,904
Westinghouse Air Brake Technologies 3.20% 6/15/25	285,000	301,509
Xylem
1.95% 1/30/28	115,000	114,809
3.25% 11/1/26	55,000	59,749
4.38% 11/1/46	50,000	55,865
		6,168,837
Media–1.01%
Charter Communications Operating
3.50% 6/1/41	815,000	772,932
3.75% 2/15/28	100,000	108,288
3.85% 4/1/61	70,000	64,173
3.90% 6/1/52	145,000	139,217
4.20% 3/15/28	150,000	165,343
4.46% 7/23/22	500,000	521,477
4.50% 2/1/24	200,000	218,748
4.80% 3/1/50	1,095,000	1,174,623
4.91% 7/23/25	450,000	510,141
5.05% 3/30/29	100,000	114,942
5.13% 7/1/49	200,000	225,014
5.38% 5/1/47	275,000	319,221
5.75% 4/1/48	225,000	273,541
6.38% 10/23/35	190,000	246,049
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
Charter Communications Operating (continued)
6.48% 10/23/45	565,000	$ 735,636
Comcast
1.50% 2/15/31	1,000,000	927,759
1.95% 1/15/31	175,000	168,543
2.35% 1/15/27	105,000	109,604
2.45% 8/15/52	150,000	128,258
2.65% 2/1/30	100,000	102,368
2.65% 8/15/62	700,000	593,917
2.80% 1/15/51	140,000	128,367
3.15% 3/1/26	350,000	379,943
3.15% 2/15/28	150,000	161,839
3.20% 7/15/36	150,000	156,429
3.25% 11/1/39	150,000	154,522
3.30% 2/1/27	250,000	272,787
3.30% 4/1/27	500,000	545,103
3.38% 2/15/25	425,000	462,437
3.38% 8/15/25	65,000	70,780
3.40% 7/15/46	110,000	113,745
3.45% 2/1/50	110,000	113,637
3.55% 5/1/28	150,000	165,291
3.70% 4/15/24	195,000	212,965
3.75% 4/1/40	655,000	718,669
3.90% 3/1/38	150,000	168,481
3.95% 10/15/25	300,000	335,142
3.97% 11/1/47	362,000	404,237
4.00% 8/15/47	150,000	167,718
4.00% 3/1/48	150,000	167,642
4.00% 11/1/49	79,000	88,636
4.05% 11/1/52	258,000	291,543
4.15% 10/15/28	185,000	211,720
4.20% 8/15/34	83,000	95,039
4.25% 10/15/30	165,000	189,590
4.25% 1/15/33	200,000	230,923
4.40% 8/15/35	192,000	224,537
4.60% 10/15/38	195,000	235,382
4.60% 8/15/45	77,000	93,091
4.65% 7/15/42	24,000	29,001
4.70% 10/15/48	190,000	234,772
4.95% 10/15/58	190,000	248,589
6.40% 5/15/38	57,000	81,494
6.50% 11/15/35	200,000	282,815
7.05% 3/15/33	500,000	713,430
Discovery Communications
2.95% 3/20/23	66,000	68,955
3.80% 3/13/24	100,000	107,693
3.90% 11/15/24	150,000	164,122
3.95% 6/15/25	100,000	109,473
3.95% 3/20/28	200,000	218,470
4.00% 9/15/55	323,000	317,934
4.13% 5/15/29	70,000	77,315
4.65% 5/15/50	400,000	441,083
4.90% 3/11/26	100,000	113,953
5.20% 9/20/47	215,000	254,897

LVIP SSGA Bond Index Fund–40

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
Discovery Communications (continued)
5.30% 5/15/49	65,000	$ 77,775
Fox
4.03% 1/25/24	100,000	108,622
4.71% 1/25/29	705,000	811,505
5.48% 1/25/39	75,000	93,558
5.58% 1/25/49	90,000	114,733
Grupo Televisa
4.63% 1/30/26	200,000	224,170
6.63% 1/15/40	100,000	128,500
8.50% 3/11/32	200,000	285,385
NBCUniversal Media
4.45% 1/15/43	675,000	797,211
5.95% 4/1/41	200,000	280,991
Thomson Reuters
3.35% 5/15/26	55,000	59,436
4.30% 11/23/23	200,000	216,799
Time Warner Cable
5.50% 9/1/41	100,000	118,356
5.88% 11/15/40	100,000	124,184
6.55% 5/1/37	200,000	262,999
6.75% 6/15/39	450,000	602,904
7.30% 7/1/38	150,000	208,350
Time Warner Entertainment
8.38% 3/15/23	250,000	286,593
8.38% 7/15/33	200,000	289,462
TWDC Enterprises
1.85% 7/30/26	95,000	97,144
2.95% 6/15/27	200,000	214,430
3.00% 2/13/26	300,000	322,779
3.00% 7/30/46	50,000	48,139
3.15% 9/17/25	100,000	108,139
3.70% 12/1/42	150,000	162,440
4.13% 12/1/41	100,000	114,369
4.13% 6/1/44	83,000	94,323
TWDC Enterprises 18 2.35% 12/1/22	300,000	309,842
ViacomCBS
2.90% 1/15/27	100,000	105,111
3.38% 2/15/28	145,000	154,090
3.88% 4/1/24	200,000	215,409
4.00% 1/15/26	255,000	280,888
4.20% 5/19/32	50,000	55,890
4.38% 3/15/43	477,000	514,714
4.85% 7/1/42	150,000	171,488
4.90% 8/15/44	125,000	144,702
4.95% 1/15/31	400,000	471,749
5.85% 9/1/43	150,000	191,581
6.88% 4/30/36	125,000	172,274
7.88% 7/30/30	200,000	278,702
Walt Disney
1.65% 9/1/22	70,000	71,289
1.75% 8/30/24	200,000	206,538
1.75% 1/13/26	145,000	148,309
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
Walt Disney (continued)
2.00% 9/1/29	735,000	$ 725,897
2.65% 1/13/31	520,000	530,782
2.75% 9/1/49	180,000	164,798
3.38% 11/15/26	60,000	65,736
3.50% 5/13/40	200,000	211,478
3.60% 1/13/51	75,000	79,801
3.70% 10/15/25	40,000	44,103
3.80% 5/13/60	890,000	979,556
4.70% 3/23/50	500,000	626,590
4.75% 9/15/44	60,000	74,522
4.75% 11/15/46	50,000	62,580
4.95% 10/15/45	30,000	38,022
6.40% 12/15/35	229,000	322,390
6.65% 11/15/37	175,000	256,291
		31,572,403
Metal Fabricate & Hardware–0.02%
Precision Castparts
2.50% 1/15/23	200,000	206,458
3.25% 6/15/25	100,000	108,124
3.90% 1/15/43	50,000	52,827
4.38% 6/15/45	100,000	112,859
Timken 3.88% 9/1/24	70,000	74,938
Valmont Industries
5.00% 10/1/44	100,000	108,678
5.25% 10/1/54	100,000	110,499
		774,383
Mining–0.14%
Barrick Gold 5.25% 4/1/42	300,000	371,384
Barrick North America Finance 5.75% 5/1/43	150,000	197,574
Barrick PD Australia Finance 5.95% 10/15/39	100,000	131,010
BHP Billiton Finance USA
4.13% 2/24/42	125,000	142,220
5.00% 9/30/43	500,000	646,710
Kinross Gold 4.50% 7/15/27	400,000	450,533
Newmont
3.70% 3/15/23	27,000	28,348
4.88% 3/15/42	400,000	482,749
6.25% 10/1/39	100,000	137,032
Rio Tinto Alcan 6.13% 12/15/33	150,000	206,746
Rio Tinto Finance USA
3.75% 6/15/25	250,000	274,325
4.13% 8/21/42	150,000	171,867
5.20% 11/2/40	100,000	130,458
7.13% 7/15/28	75,000	100,694
Southern Copper
3.50% 11/8/22	89,000	93,016
5.25% 11/8/42	150,000	181,646
5.88% 4/23/45	69,000	90,265

LVIP SSGA Bond Index Fund–41

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Mining (continued)
Southern Copper (continued)
6.75% 4/16/40	110,000	$ 151,357
7.50% 7/27/35	200,000	283,651
Teck Resources 3.90% 7/15/30	125,000	130,636
		4,402,221
Miscellaneous Manufacturing–0.27%
3M
1.75% 2/14/23	100,000	102,531
2.00% 6/26/22	400,000	408,583
2.00% 2/14/25	100,000	103,897
2.25% 3/15/23	70,000	72,535
2.38% 8/26/29	150,000	152,956
2.88% 10/15/27	150,000	161,110
3.00% 8/7/25	100,000	108,360
3.25% 2/14/24	100,000	107,712
3.25% 8/26/49	85,000	86,255
3.38% 3/1/29	100,000	109,214
3.63% 10/15/47	150,000	162,755
3.88% 6/15/44	150,000	164,764
4.00% 9/14/48	65,000	74,617
Carlisle
3.50% 12/1/24	95,000	102,985
3.75% 12/1/27	100,000	110,106
Eaton
2.75% 11/2/22	250,000	259,379
3.10% 9/15/27	100,000	107,740
3.92% 9/15/47	100,000	108,354
4.15% 11/2/42	150,000	169,418
General Electric
3.45% 5/15/24	800,000	859,287
3.63% 5/1/30	1,000,000	1,076,664
4.13% 10/9/42	25,000	26,807
4.25% 5/1/40	500,000	548,806
4.35% 5/1/50	55,000	61,047
5.88% 1/14/38	272,000	351,986
6.75% 3/15/32	224,000	300,018
6.88% 1/10/39	201,000	282,678
Illinois Tool Works
2.65% 11/15/26	150,000	159,748
3.90% 9/1/42	150,000	170,394
4.88% 9/15/41	100,000	126,322
Parker-Hannifin
2.70% 6/14/24	35,000	37,111
3.25% 6/14/29	55,000	58,783
3.30% 11/21/24	60,000	64,759
4.00% 6/14/49	55,000	61,566
6.25% 5/15/38	350,000	469,892
Textron
3.00% 6/1/30	100,000	101,573
3.38% 3/1/28	50,000	52,554
3.65% 3/15/27	50,000	53,846
3.88% 3/1/25	170,000	183,578
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Miscellaneous Manufacturing (continued)
Trane Technologies Global Holding
3.75% 8/21/28	100,000	$ 109,679
4.25% 6/15/23	250,000	269,880
4.30% 2/21/48	100,000	112,211
5.75% 6/15/43	100,000	134,986
		8,347,446
Office Furnishings–0.00%
Steelcase 5.13% 1/18/29	100,000	116,628
		116,628
Oil & Gas–1.23%
BP Capital Markets
3.28% 9/19/27	150,000	162,005
3.54% 11/4/24	100,000	109,198
3.72% 11/28/28	90,000	99,108
3.99% 9/26/23	250,000	271,852
BP Capital Markets America
1.75% 8/10/30	760,000	717,877
2.52% 9/19/22	150,000	154,248
2.75% 5/10/23	250,000	261,967
2.77% 11/10/50	165,000	143,884
2.94% 6/4/51	320,000	285,403
3.00% 2/24/50	90,000	82,493
3.02% 1/16/27	250,000	267,201
3.12% 5/4/26	75,000	80,697
3.22% 11/28/23	150,000	159,925
3.25% 5/6/22	200,000	206,363
3.38% 2/8/61	250,000	231,709
3.41% 2/11/26	200,000	217,446
3.79% 2/6/24	280,000	303,745
4.23% 11/6/28	700,000	794,149
Burlington Resources 7.20% 8/15/31	100,000	140,246
Canadian Natural Resources
2.05% 7/15/25	50,000	50,560
2.95% 1/15/23	200,000	207,565
2.95% 7/15/30	50,000	49,871
3.80% 4/15/24	43,000	46,020
3.90% 2/1/25	200,000	215,811
4.95% 6/1/47	100,000	115,904
5.85% 2/1/35	200,000	244,168
6.25% 3/15/38	150,000	190,281
Cenovus Energy 5.40% 6/15/47	500,000	556,663
Chevron
1.14% 5/11/23	35,000	35,608
1.55% 5/11/25	165,000	168,367
2.24% 5/11/30	125,000	124,372
2.57% 5/16/23	200,000	208,789
2.90% 3/3/24	150,000	159,893
2.95% 5/16/26	200,000	214,474
2.98% 5/11/40	75,000	74,264
3.08% 5/11/50	625,000	597,466

LVIP SSGA Bond Index Fund–42

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Chevron (continued)
3.19% 6/24/23	200,000	$ 210,811
3.25% 10/15/29	100,000	107,780
3.33% 11/17/25	150,000	163,693
3.85% 1/15/28	150,000	167,142
5.05% 11/15/44	300,000	380,545
Chevron USA
0.33% 8/12/22	130,000	130,098
0.43% 8/11/23	60,000	60,129
0.69% 8/12/25	135,000	132,410
1.02% 8/12/27	85,000	81,786
2.34% 8/12/50	125,000	103,887
4.20% 10/15/49	100,000	113,877
6.00% 3/1/41	135,000	187,223
Cimarex Energy
3.90% 5/15/27	215,000	234,056
4.38% 3/15/29	50,000	55,338
CNOOC Finance
3.00% 5/9/23	250,000	260,070
3.50% 5/5/25	200,000	212,137
4.20% 5/5/45	200,000	212,029
4.25% 5/9/43	400,000	426,831
CNOOC Petroleum North America
6.40% 5/15/37	150,000	195,922
7.50% 7/30/39	200,000	293,660
ConocoPhillips
2.40% 2/15/31	365,000	360,148
3.75% 10/1/27	95,000	104,971
4.30% 8/15/28	100,000	113,357
4.30% 11/15/44	150,000	170,853
4.85% 8/15/48	75,000	91,002
4.88% 10/1/47	75,000	91,118
4.95% 3/15/26	250,000	290,098
5.95% 3/15/46	100,000	136,658
6.50% 2/1/39	380,000	542,369
6.95% 4/15/29	200,000	266,089
Devon Energy
4.75% 5/15/42	100,000	106,091
5.00% 6/15/45	70,000	76,493
5.60% 7/15/41	100,000	115,368
5.85% 12/15/25	150,000	174,904
Diamondback Energy
0.90% 3/24/23	80,000	80,051
2.88% 12/1/24	155,000	163,454
3.13% 3/24/31	95,000	94,843
3.25% 12/1/26	110,000	115,932
3.50% 12/1/29	200,000	207,570
4.40% 3/24/51	70,000	71,713
4.75% 5/31/25	65,000	72,636
Ecopetrol
4.13% 1/16/25	500,000	533,700
5.38% 6/26/26	210,000	235,490
5.88% 9/18/23	200,000	220,900
5.88% 5/28/45	155,000	165,385
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
EOG Resources
2.63% 3/15/23	150,000	$ 155,713
3.90% 4/1/35	150,000	162,022
4.15% 1/15/26	100,000	112,312
Equinor
1.75% 1/22/26	220,000	225,155
2.38% 5/22/30	200,000	199,511
2.45% 1/17/23	200,000	207,463
2.65% 1/15/24	100,000	105,311
3.25% 11/18/49	110,000	107,707
3.63% 9/10/28	150,000	164,583
3.95% 5/15/43	250,000	270,559
4.80% 11/8/43	150,000	178,930
5.10% 8/17/40	200,000	251,955
Exxon Mobil
1.57% 4/15/23	600,000	614,706
1.90% 8/16/22	80,000	81,784
2.02% 8/16/24	200,000	208,219
2.28% 8/16/26	200,000	208,469
2.44% 8/16/29	700,000	710,223
2.73% 3/1/23	170,000	176,984
3.00% 8/16/39	200,000	194,679
3.04% 3/1/26	750,000	809,284
3.10% 8/16/49	200,000	189,638
3.57% 3/6/45	200,000	204,662
4.11% 3/1/46	165,000	181,314
4.33% 3/19/50	900,000	1,033,014
Hess
4.30% 4/1/27	150,000	163,476
5.60% 2/15/41	200,000	230,720
5.80% 4/1/47	150,000	178,864
7.13% 3/15/33	100,000	127,444
7.30% 8/15/31	250,000	319,231
HollyFrontier 2.63% 10/1/23	115,000	118,495
Husky Energy
3.95% 4/15/22	150,000	153,500
4.00% 4/15/24	50,000	53,361
4.40% 4/15/29	150,000	160,128
Marathon Oil
2.80% 11/1/22	43,000	44,106
3.85% 6/1/25	500,000	535,745
4.40% 7/15/27	100,000	110,082
6.60% 10/1/37	100,000	124,529
Marathon Petroleum
3.63% 9/15/24	250,000	270,208
3.80% 4/1/28	120,000	129,683
4.50% 4/1/48	50,000	52,928
4.70% 5/1/25	300,000	337,174
4.75% 12/15/23	150,000	164,748
5.13% 12/15/26	150,000	175,041
6.50% 3/1/41	145,000	192,770
Phillips 66
0.90% 2/15/24	70,000	70,018
1.30% 2/15/26	40,000	39,553

LVIP SSGA Bond Index Fund–43

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Phillips 66 (continued)
3.90% 3/15/28	200,000	$ 219,514
4.65% 11/15/34	350,000	400,822
4.88% 11/15/44	180,000	212,424
5.88% 5/1/42	250,000	321,570
Pioneer Natural Resources
0.75% 1/15/24	135,000	134,524
1.13% 1/15/26	115,000	112,904
1.90% 8/15/30	200,000	185,613
2.15% 1/15/31	90,000	85,087
4.45% 1/15/26	100,000	112,560
Shell International Finance
0.38% 9/15/23	500,000	500,585
2.38% 8/21/22	250,000	257,076
2.50% 9/12/26	150,000	157,551
2.75% 4/6/30	315,000	325,315
2.88% 5/10/26	400,000	426,689
3.25% 5/11/25	350,000	378,106
3.25% 4/6/50	500,000	489,863
3.75% 9/12/46	150,000	160,025
4.00% 5/10/46	350,000	390,353
4.13% 5/11/35	156,000	177,466
4.38% 5/11/45	167,000	195,488
4.55% 8/12/43	600,000	713,587
5.50% 3/25/40	100,000	133,754
6.38% 12/15/38	300,000	429,892
Suncor Energy
3.60% 12/1/24	250,000	271,812
3.75% 3/4/51	70,000	68,114
4.00% 11/15/47	70,000	70,961
5.95% 5/15/35	200,000	249,990
6.50% 6/15/38	250,000	334,048
6.80% 5/15/38	100,000	137,000
6.85% 6/1/39	100,000	137,969
7.15% 2/1/32	25,000	33,917
Total Capital 3.88% 10/11/28	200,000	225,568
Total Capital Canada 2.75% 7/15/23	300,000	315,963
Total Capital International
2.43% 1/10/25	100,000	104,869
2.70% 1/25/23	200,000	208,535
2.83% 1/10/30	100,000	104,005
2.99% 6/29/41	200,000	191,783
3.13% 5/29/50	200,000	188,285
3.39% 6/29/60	200,000	190,675
3.46% 2/19/29	200,000	217,317
3.46% 7/12/49	100,000	100,278
3.70% 1/15/24	100,000	108,740
Valero Energy
1.20% 3/15/24	250,000	250,753
2.15% 9/15/27	250,000	244,958
3.65% 3/15/25	100,000	107,335
4.00% 4/1/29	100,000	107,757
4.35% 6/1/28	175,000	193,027
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Valero Energy (continued)
4.90% 3/15/45	150,000	$ 168,569
6.63% 6/15/37	300,000	390,321
7.50% 4/15/32	100,000	134,763
WPX Energy 4.50% 1/15/30	325,000	349,957
		38,514,247
Oil & Gas Services–0.09%
Baker Hughes
2.77% 12/15/22	200,000	207,419
3.34% 12/15/27	250,000	267,687
4.08% 12/15/47	200,000	213,198
Baker Hughes 4.49% 5/1/30	30,000	34,176
Baker Hughes Holdings 5.13% 9/15/40	200,000	243,714
Halliburton
2.92% 3/1/30	150,000	149,704
3.80% 11/15/25	18,000	19,795
4.75% 8/1/43	200,000	212,655
4.85% 11/15/35	100,000	112,381
5.00% 11/15/45	283,000	315,504
7.45% 9/15/39	200,000	279,702
National Oilwell Varco 3.95% 12/1/42	150,000	136,170
Schlumberger Finance Canada 1.40% 9/17/25	125,000	125,106
Schlumberger Investment
2.65% 6/26/30	150,000	151,026
3.65% 12/1/23	204,000	218,986
		2,687,223
Packaging & Containers–0.05%
Berry Global 1.57% 1/15/26	575,000	565,927
Packaging Corporation of America
3.00% 12/15/29	50,000	52,135
3.40% 12/15/27	70,000	76,358
4.05% 12/15/49	25,000	27,808
4.50% 11/1/23	150,000	163,368
Sonoco Products 5.75% 11/1/40	100,000	123,342
WestRock MWV 8.20% 1/15/30	150,000	205,830
WRKCo
3.00% 9/15/24	100,000	106,253
3.75% 3/15/25	100,000	109,123
3.90% 6/1/28	50,000	54,993
4.00% 3/15/28	100,000	110,786
4.20% 6/1/32	50,000	56,114
		1,652,037
Pharmaceuticals–1.72%
AbbVie
2.30% 11/21/22	195,000	200,654
2.60% 11/21/24	760,000	802,407
2.85% 5/14/23	150,000	156,462

LVIP SSGA Bond Index Fund–44

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
AbbVie (continued)
2.95% 11/21/26	250,000	$ 266,170
3.20% 11/6/22	225,000	233,461
3.20% 5/14/26	200,000	216,063
3.20% 11/21/29	525,000	558,480
3.25% 10/1/22	250,000	258,582
3.60% 5/14/25	600,000	653,656
3.80% 3/15/25	500,000	546,270
4.05% 11/21/39	250,000	279,902
4.25% 11/21/49	525,000	594,056
4.30% 5/14/36	150,000	172,920
4.40% 11/6/42	300,000	348,688
4.45% 5/14/46	200,000	230,434
4.50% 5/14/35	600,000	704,509
4.55% 3/15/35	250,000	290,320
4.63% 10/1/42	125,000	146,693
4.70% 5/14/45	665,000	787,607
4.85% 6/15/44	750,000	911,101
AmerisourceBergen
0.74% 3/15/23	105,000	105,090
2.70% 3/15/31	200,000	199,549
2.80% 5/15/30	50,000	50,974
3.40% 5/15/24	250,000	268,200
3.45% 12/15/27	100,000	108,872
4.30% 12/15/47	100,000	110,786
AstraZeneca
0.70% 4/8/26	200,000	192,626
1.38% 8/6/30	200,000	183,445
2.13% 8/6/50	95,000	76,103
2.38% 6/12/22	150,000	153,299
3.13% 6/12/27	150,000	161,425
3.38% 11/16/25	150,000	163,282
3.50% 8/17/23	100,000	106,557
4.00% 1/17/29	105,000	117,814
4.00% 9/18/42	150,000	166,918
4.38% 11/16/45	95,000	110,253
4.38% 8/17/48	125,000	146,215
6.45% 9/15/37	250,000	355,982
Becton Dickinson & Co 2.89% 6/6/22	456,000	467,818
Becton Dickinson & Co.
3.70% 6/6/27	196,000	216,192
4.67% 6/6/47	125,000	149,214
Becton Dickinson and Co
1.96% 2/11/31	165,000	156,531
3.36% 6/6/24	150,000	161,133
3.73% 12/15/24	350,000	382,314
Becton Dickinson and Co. 3.79% 5/20/50	200,000	212,489
Bristol-Myers Squibb
0.54% 11/13/23	100,000	99,989
0.75% 11/13/25	150,000	147,757
1.13% 11/13/27	150,000	145,026
1.45% 11/13/30	90,000	84,084
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Bristol-Myers Squibb (continued)
2.00% 8/1/22	100,000	$ 102,107
2.35% 11/13/40	65,000	59,123
2.55% 11/13/50	90,000	79,984
2.60% 5/16/22	150,000	153,852
2.75% 2/15/23	200,000	208,564
2.90% 7/26/24	396,000	423,109
3.20% 6/15/26	120,000	130,530
3.25% 8/15/22	250,000	259,926
3.25% 2/20/23	144,000	151,103
3.25% 8/1/42	100,000	103,068
3.40% 7/26/29	700,000	764,970
3.45% 11/15/27	200,000	219,927
3.88% 8/15/25	95,000	105,639
3.90% 2/20/28	250,000	281,224
4.13% 6/15/39	585,000	680,431
4.25% 10/26/49	210,000	247,354
4.35% 11/15/47	200,000	237,935
4.50% 3/1/44	100,000	121,767
4.55% 2/20/48	250,000	304,812
5.00% 8/15/45	84,000	108,007
Cardinal Health
2.62% 6/15/22	150,000	153,520
3.08% 6/15/24	100,000	106,276
3.20% 3/15/23	100,000	104,998
3.41% 6/15/27	250,000	270,276
3.75% 9/15/25	100,000	109,547
4.37% 6/15/47	100,000	108,634
4.90% 9/15/45	100,000	115,177
Cigna
0.61% 3/15/24	80,000	79,661
1.25% 3/15/26	135,000	133,269
2.38% 3/15/31	120,000	118,031
2.40% 3/15/30	150,000	148,729
3.05% 10/15/27	395,000	422,520
3.20% 3/15/40	105,000	104,998
3.25% 4/15/25	400,000	430,251
3.40% 3/15/50	85,000	83,583
3.40% 3/15/51	80,000	78,654
3.75% 7/15/23	99,000	105,875
3.88% 10/15/47	400,000	427,521
4.13% 11/15/25	790,000	880,853
4.38% 10/15/28	200,000	228,814
4.80% 8/15/38	145,000	173,304
4.90% 12/15/48	145,000	177,604
6.13% 11/15/41	300,000	410,014
CVS Health
1.30% 8/21/27	415,000	398,667
1.75% 8/21/30	250,000	233,350
1.88% 2/28/31	160,000	150,285
2.63% 8/15/24	65,000	68,589
2.70% 8/21/40	85,000	78,278
2.75% 12/1/22	200,000	206,556
2.88% 6/1/26	250,000	265,382

LVIP SSGA Bond Index Fund–45

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
CVS Health (continued)
3.00% 8/15/26	65,000	$ 69,456
3.25% 8/15/29	85,000	89,844
3.50% 7/20/22	200,000	207,063
3.63% 4/1/27	400,000	439,028
3.70% 3/9/23	69,000	73,227
3.75% 4/1/30	800,000	872,692
3.88% 7/20/25	400,000	442,143
4.13% 4/1/40	300,000	331,292
4.30% 3/25/28	830,000	942,533
4.78% 3/25/38	810,000	955,950
4.88% 7/20/35	225,000	264,757
5.05% 3/25/48	585,000	718,169
5.13% 7/20/45	215,000	263,214
Eli Lilly & Co 2.35% 5/15/22	75,000	76,738
Eli Lilly & Co.
2.25% 5/15/50	250,000	211,298
2.50% 9/15/60	250,000	211,567
Eli Lilly and
3.38% 3/15/29	160,000	176,206
3.95% 3/15/49	250,000	282,627
4.15% 3/15/59	250,000	295,491
GlaxoSmithKline Capital
0.53% 10/1/23	125,000	125,169
2.85% 5/8/22	250,000	256,963
2.88% 6/1/22	200,000	205,194
3.00% 6/1/24	140,000	149,608
3.38% 6/1/29	165,000	179,309
3.63% 5/15/25	510,000	560,787
5.38% 4/15/34	100,000	132,124
6.38% 5/15/38	450,000	659,099
Johnson & Johnson
0.55% 9/1/25	250,000	247,933
0.95% 9/1/27	155,000	150,644
2.05% 3/1/23	150,000	154,274
2.10% 9/1/40	735,000	664,083
2.45% 3/1/26	150,000	159,602
2.45% 9/1/60	165,000	146,202
2.63% 1/15/25	150,000	159,783
2.90% 1/15/28	550,000	594,698
2.95% 3/3/27	200,000	218,322
3.40% 1/15/38	150,000	164,505
3.50% 1/15/48	95,000	104,345
3.55% 3/1/36	70,000	78,169
3.70% 3/1/46	80,000	89,399
3.75% 3/3/47	200,000	224,386
4.38% 12/5/33	183,000	221,544
4.85% 5/15/41	100,000	126,962
5.85% 7/15/38	100,000	139,779
McKesson
0.90% 12/3/25	145,000	141,986
2.70% 12/15/22	100,000	103,081
3.80% 3/15/24	200,000	216,961
4.75% 5/30/29	200,000	234,695
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Mead Johnson Nutrition
4.13% 11/15/25	95,000	$ 106,533
5.90% 11/1/39	50,000	68,188
Merck & Co
0.75% 2/24/26	515,000	508,273
2.40% 9/15/22	150,000	153,688
2.80% 5/18/23	250,000	263,165
4.00% 3/7/49	135,000	155,997
Merck & Co.
1.45% 6/24/30	105,000	100,033
2.35% 6/24/40	145,000	134,218
2.45% 6/24/50	100,000	88,193
2.75% 2/10/25	400,000	426,380
2.90% 3/7/24	90,000	96,507
3.40% 3/7/29	200,000	220,827
3.60% 9/15/42	100,000	108,503
3.90% 3/7/39	200,000	227,892
4.15% 5/18/43	242,000	284,161
Mylan
3.95% 6/15/26	250,000	275,373
4.55% 4/15/28	150,000	169,394
5.20% 4/15/48	150,000	172,519
5.25% 6/15/46	160,000	188,205
5.40% 11/29/43	133,000	156,195
Novartis Capital
1.75% 2/14/25	150,000	154,442
2.00% 2/14/27	150,000	154,754
2.20% 8/14/30	150,000	150,985
2.40% 5/17/22	200,000	204,326
2.75% 8/14/50	100,000	94,914
3.00% 11/20/25	250,000	269,881
3.10% 5/17/27	125,000	135,861
3.40% 5/6/24	250,000	270,815
3.70% 9/21/42	150,000	166,716
4.40% 5/6/44	250,000	304,525
Perrigo Finance Unlimited
3.15% 6/15/30	200,000	196,383
4.38% 3/15/26	200,000	216,950
Pfizer
0.80% 5/28/25	125,000	124,082
1.70% 5/28/30	125,000	120,794
2.55% 5/28/40	700,000	667,231
2.70% 5/28/50	115,000	107,677
2.75% 6/3/26	150,000	161,280
2.95% 3/15/24	150,000	161,072
3.00% 6/15/23	200,000	210,788
3.20% 9/15/23	150,000	159,768
3.40% 5/15/24	400,000	433,855
3.45% 3/15/29	250,000	274,381
3.60% 9/15/28	250,000	276,761
3.90% 3/15/39	50,000	56,848
4.00% 12/15/36	100,000	114,913
4.00% 3/15/49	200,000	231,932
4.10% 9/15/38	150,000	174,262

LVIP SSGA Bond Index Fund–46

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Pfizer (continued)
4.20% 9/15/48	100,000	$ 117,970
7.20% 3/15/39	300,000	470,227
Sanofi
3.38% 6/19/23	150,000	159,893
3.63% 6/19/28	150,000	167,149
Shire Acquisitions Investments Ireland
2.88% 9/23/23	300,000	315,228
3.20% 9/23/26	300,000	323,207
Takeda Pharmaceutical
2.05% 3/31/30	1,100,000	1,060,167
3.03% 7/9/40	200,000	193,433
3.18% 7/9/50	200,000	191,019
3.38% 7/9/60	200,000	191,990
5.00% 11/26/28	200,000	236,694
Upjohn
1.13% 6/22/22	500,000	502,715
1.65% 6/22/25	180,000	180,636
2.70% 6/22/30	95,000	93,811
4.00% 6/22/50	95,000	96,810
Wyeth
5.95% 4/1/37	350,000	486,957
6.00% 2/15/36	100,000	138,663
6.50% 2/1/34	100,000	143,181
Zoetis
3.00% 9/12/27	100,000	107,011
3.00% 5/15/50	145,000	138,068
3.25% 2/1/23	163,000	169,868
3.90% 8/20/28	50,000	55,599
3.95% 9/12/47	100,000	110,573
4.45% 8/20/48	50,000	59,746
4.50% 11/13/25	200,000	226,692
4.70% 2/1/43	150,000	180,992
		53,626,660
Pipelines–0.96%
Boardwalk Pipelines
3.38% 2/1/23	100,000	103,424
3.40% 2/15/31	45,000	44,964
4.45% 7/15/27	70,000	77,452
4.95% 12/15/24	50,000	55,986
5.95% 6/1/26	50,000	58,002
Cheniere Corpus Christi Holdings
3.70% 11/15/29	230,000	242,411
5.13% 6/30/27	500,000	571,809
Columbia Pipeline Group
4.50% 6/1/25	250,000	279,924
5.80% 6/1/45	100,000	123,468
Enable Midstream Partners
3.90% 5/15/24	200,000	213,061
4.40% 3/15/27	100,000	108,090
5.00% 5/15/44	70,000	68,818
Enbridge
2.90% 7/15/22	200,000	205,668
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Enbridge (continued)
3.50% 6/10/24	100,000	$ 106,926
3.70% 7/15/27	200,000	217,505
4.00% 10/1/23	150,000	160,816
4.25% 12/1/26	100,000	111,491
4.50% 6/10/44	100,000	108,198
5.50% 12/1/46	100,000	122,899
Enbridge Energy Partners 7.50% 4/15/38	300,000	407,810
Energy Transfer Operating
2.90% 5/15/25	95,000	98,859
3.60% 2/1/23	100,000	104,141
3.75% 5/15/30	105,000	108,252
4.05% 3/15/25	100,000	108,049
4.20% 9/15/23	50,000	53,544
4.20% 4/15/27	150,000	163,466
4.75% 1/15/26	400,000	444,139
4.95% 6/15/28	75,000	83,929
5.00% 5/15/50	315,000	325,787
5.15% 3/15/45	150,000	154,743
5.25% 4/15/29	500,000	569,144
5.30% 4/15/47	150,000	158,308
5.80% 6/15/38	100,000	113,407
5.95% 10/1/43	125,000	138,964
6.50% 2/1/42	150,000	178,880
7.50% 7/1/38	200,000	263,960
Energy Transfer Partners 6.00% 6/15/48	100,000	115,033
Enterprise Products Operating
2.80% 1/31/30	105,000	108,409
3.13% 7/31/29	150,000	158,184
3.20% 2/15/52	750,000	684,144
3.35% 3/15/23	350,000	366,901
3.70% 2/15/26	150,000	164,590
3.75% 2/15/25	340,000	372,582
3.90% 2/15/24	200,000	216,716
3.95% 2/15/27	245,000	272,262
4.15% 10/16/28	100,000	112,671
4.20% 1/31/50	100,000	106,466
4.25% 2/15/48	90,000	95,596
4.45% 2/15/43	125,000	136,033
4.80% 2/1/49	100,000	114,647
4.85% 8/15/42	200,000	229,399
4.85% 3/15/44	125,000	143,918
4.90% 5/15/46	100,000	115,948
5.70% 2/15/42	150,000	191,778
5.95% 2/1/41	100,000	128,047
6.13% 10/15/39	50,000	65,423
7.55% 4/15/38	100,000	146,622
Kinder Morgan
2.00% 2/15/31	140,000	130,295
3.15% 1/15/23	250,000	261,035
3.25% 8/1/50	145,000	126,782
3.60% 2/15/51	200,000	186,351

LVIP SSGA Bond Index Fund–47

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Kinder Morgan (continued)
4.30% 6/1/25	200,000	$ 223,343
4.30% 3/1/28	200,000	223,615
5.20% 3/1/48	150,000	171,298
5.55% 6/1/45	700,000	837,069
Kinder Morgan Energy Partners
3.50% 9/1/23	200,000	212,781
3.95% 9/1/22	100,000	104,013
5.00% 3/1/43	250,000	281,750
5.80% 3/15/35	150,000	183,347
6.50% 9/1/39	100,000	129,467
6.55% 9/15/40	200,000	259,903
7.75% 3/15/32	200,000	275,076
Magellan Midstream Partners
3.95% 3/1/50	155,000	152,698
4.20% 10/3/47	100,000	99,713
4.25% 9/15/46	180,000	183,186
5.00% 3/1/26	100,000	114,625
MPLX
1.75% 3/1/26	70,000	70,107
2.65% 8/15/30	390,000	382,183
3.38% 3/15/23	275,000	288,090
3.50% 12/1/22	40,000	41,739
4.00% 3/15/28	175,000	193,265
4.13% 3/1/27	165,000	183,170
4.25% 12/1/27	50,000	56,209
4.50% 4/15/38	290,000	316,809
4.70% 4/15/48	115,000	124,418
4.88% 12/1/24	500,000	561,204
4.90% 4/15/58	50,000	53,260
5.20% 3/1/47	165,000	188,734
5.20% 12/1/47	90,000	101,904
Oneok 5.20% 7/15/48	75,000	82,050
ONEOK
2.20% 9/15/25	100,000	101,817
2.75% 9/1/24	150,000	157,361
3.10% 3/15/30	100,000	100,658
3.40% 9/1/29	150,000	154,339
4.00% 7/13/27	85,000	92,174
4.45% 9/1/49	60,000	59,844
4.50% 3/15/50	100,000	100,093
4.55% 7/15/28	150,000	165,059
4.95% 7/13/47	100,000	104,754
ONEOK Partners
3.38% 10/1/22	150,000	154,968
4.90% 3/15/25	100,000	111,078
6.13% 2/1/41	100,000	117,155
6.20% 9/15/43	178,000	213,789
6.65% 10/1/36	100,000	125,420
Phillips 66 Partners
2.45% 12/15/24	100,000	104,022
3.15% 12/15/29	100,000	101,436
3.55% 10/1/26	100,000	106,890
3.75% 3/1/28	50,000	53,533
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Phillips 66 Partners (continued)
4.68% 2/15/45	40,000	$ 41,534
4.90% 10/1/46	100,000	109,803
Plains All American Pipeline
4.30% 1/31/43	100,000	91,990
4.50% 12/15/26	100,000	109,725
4.65% 10/15/25	200,000	219,144
4.70% 6/15/44	600,000	570,874
5.15% 6/1/42	200,000	202,854
6.65% 1/15/37	125,000	146,215
Sabine Pass Liquefaction
4.20% 3/15/28	70,000	76,796
4.50% 5/15/30	255,000	286,158
5.63% 3/1/25	545,000	623,164
5.75% 5/15/24	545,000	614,949
Spectra Energy Partners
3.38% 10/15/26	145,000	155,936
4.50% 3/15/45	50,000	53,841
Sunoco Logistics Partners Operations
3.45% 1/15/23	200,000	207,612
3.90% 7/15/26	100,000	107,651
4.00% 10/1/27	245,000	263,483
5.30% 4/1/44	200,000	210,697
5.40% 10/1/47	245,000	264,549
5.95% 12/1/25	100,000	116,442
TC PipeLines 4.38% 3/13/25	150,000	166,096
Tennessee Gas Pipeline 7.63% 4/1/37	150,000	203,445
TransCanada PipeLines
2.50% 8/1/22	150,000	154,228
3.75% 10/16/23	150,000	159,971
4.25% 5/15/28	150,000	168,607
4.63% 3/1/34	200,000	225,729
4.75% 5/15/38	150,000	172,294
4.88% 1/15/26	100,000	114,889
4.88% 5/15/48	150,000	177,453
5.10% 3/15/49	450,000	551,059
6.10% 6/1/40	100,000	129,588
7.25% 8/15/38	100,000	144,121
7.63% 1/15/39	250,000	373,737
Transcontinental Gas Pipe Line
3.25% 5/15/30	100,000	105,034
4.00% 3/15/28	100,000	111,027
4.45% 8/1/42	100,000	109,157
4.60% 3/15/48	100,000	113,543
Transcontinental Gas Pipe LineLLC 3.95% 5/15/50	200,000	204,445
Valero Energy Partners
4.38% 12/15/26	85,000	95,295
4.50% 3/15/28	100,000	110,948
Williams
2.60% 3/15/31	135,000	131,953
3.50% 11/15/30	650,000	689,049
3.70% 1/15/23	65,000	67,969

LVIP SSGA Bond Index Fund–48

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Williams (continued)
3.75% 6/15/27	250,000	$ 272,519
4.30% 3/4/24	195,000	212,237
4.55% 6/24/24	245,000	270,002
4.85% 3/1/48	70,000	77,715
5.75% 6/24/44	95,000	116,355
6.30% 4/15/40	470,000	604,314
		29,931,738
Private Equity–0.01%
Brookfield Asset Management 4.00% 1/15/25	150,000	163,874
		163,874
Real Estate–0.01%
CBRE Services 4.88% 3/1/26	300,000	344,627
		344,627
Real Estate Investment Trusts–1.02%
Alexandria Real Estate Equities
2.00% 5/18/32	125,000	116,122
2.75% 12/15/29	100,000	102,013
3.00% 5/18/51	250,000	227,605
3.38% 8/15/31	60,000	63,269
3.45% 4/30/25	100,000	108,410
3.95% 1/15/27	25,000	27,866
3.95% 1/15/28	100,000	111,148
4.00% 2/1/50	100,000	106,688
4.30% 1/15/26	250,000	279,130
4.50% 7/30/29	110,000	126,470
American Campus Communities Operating Partnership
3.63% 11/15/27	55,000	60,085
4.13% 7/1/24	100,000	109,350
American Campus Communities Operating Partnership L.P. 3.88% 1/30/31	35,000	37,638
American Campus Communities Operating Partnership LP 2.85% 2/1/30	70,000	70,060
American Tower
0.60% 1/15/24	40,000	39,934
1.30% 9/15/25	25,000	24,892
1.50% 1/31/28	50,000	47,685
1.60% 4/15/26	100,000	100,228
1.88% 10/15/30	250,000	233,879
2.10% 6/15/30	25,000	23,790
2.70% 4/15/31	100,000	100,113
2.95% 1/15/25	100,000	106,335
2.95% 1/15/51	50,000	44,203
3.00% 6/15/23	100,000	105,228
3.10% 6/15/50	300,000	275,781
3.13% 1/15/27	200,000	212,698
3.38% 10/15/26	200,000	216,289
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
American Tower (continued)
3.50% 1/31/23	250,000	$ 263,057
3.60% 1/15/28	100,000	107,975
3.80% 8/15/29	265,000	288,520
4.00% 6/1/25	100,000	110,038
5.00% 2/15/24	100,000	111,581
AvalonBay Communities
2.45% 1/15/31	105,000	104,632
2.90% 10/15/26	50,000	53,112
3.20% 1/15/28	85,000	90,140
3.30% 6/1/29	60,000	63,669
3.45% 6/1/25	100,000	108,805
3.50% 11/15/24	200,000	217,452
3.50% 11/15/25	50,000	54,548
3.90% 10/15/46	50,000	54,225
4.15% 7/1/47	50,000	56,493
Boston Properties
2.55% 4/1/32	400,000	383,471
2.75% 10/1/26	300,000	316,139
3.20% 1/15/25	100,000	106,926
3.40% 6/21/29	150,000	157,580
3.65% 2/1/26	100,000	109,153
3.85% 2/1/23	125,000	131,342
4.50% 12/1/28	70,000	79,279
Brandywine Operating Partnership
3.95% 2/15/23	50,000	52,260
3.95% 11/15/27	50,000	53,096
Brixmor Operating Partnership
3.25% 9/15/23	150,000	158,473
3.85% 2/1/25	70,000	75,736
3.90% 3/15/27	100,000	109,174
4.05% 7/1/30	300,000	323,148
4.13% 6/15/26	50,000	55,207
Camden Property Trust
3.15% 7/1/29	125,000	132,195
3.35% 11/1/49	40,000	40,575
CC Holdings 3.85% 4/15/23	150,000	159,710
Columbia Property Trust Operating Partnership 3.65% 8/15/26	100,000	103,487
Corporate Office Properties
2.25% 3/15/26	90,000	91,455
2.75% 4/15/31	100,000	96,698
Crown Castle International
1.05% 7/15/26	200,000	193,645
2.10% 4/1/31	200,000	188,835
2.25% 1/15/31	40,000	38,446
2.90% 4/1/41	200,000	184,000
3.15% 7/15/23	110,000	116,504
3.20% 9/1/24	105,000	112,756
3.25% 1/15/51	150,000	138,071
3.65% 9/1/27	140,000	152,563
3.70% 6/15/26	365,000	399,286
3.80% 2/15/28	150,000	163,407

LVIP SSGA Bond Index Fund–49

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Crown Castle International (continued)
4.00% 3/1/27	40,000	$ 44,294
4.45% 2/15/26	365,000	411,056
4.75% 5/15/47	25,000	28,557
5.20% 2/15/49	100,000	122,199
CubeSmart
2.00% 2/15/31	160,000	149,745
3.00% 2/15/30	100,000	101,562
3.13% 9/1/26	50,000	53,160
4.38% 12/15/23	65,000	70,684
4.38% 2/15/29	30,000	33,403
CyrusOne
2.15% 11/1/30	250,000	231,025
2.90% 11/15/24	75,000	79,239
3.45% 11/15/29	85,000	87,381
Digital Realty Trust
3.60% 7/1/29	65,000	69,844
3.70% 8/15/27	100,000	110,240
4.75% 10/1/25	100,000	113,674
Duke Realty
1.75% 7/1/30	100,000	93,096
3.75% 12/1/24	250,000	273,337
Equinix
1.00% 9/15/25	250,000	245,485
1.25% 7/15/25	55,000	54,539
1.55% 3/15/28	125,000	119,445
2.15% 7/15/30	55,000	52,291
2.63% 11/18/24	125,000	131,709
2.90% 11/18/26	90,000	94,920
2.95% 9/15/51	250,000	220,090
3.00% 7/15/50	45,000	39,659
3.20% 11/18/29	90,000	93,568
5.38% 5/15/27	160,000	172,069
ERP Operating
2.50% 2/15/30	100,000	100,350
2.85% 11/1/26	140,000	149,126
3.00% 7/1/29	100,000	104,067
3.38% 6/1/25	100,000	108,355
4.15% 12/1/28	100,000	112,393
4.50% 7/1/44	150,000	176,673
4.50% 6/1/45	50,000	58,209
Essex Portfolio
1.65% 1/15/31	250,000	226,861
1.70% 3/1/28	210,000	202,180
3.00% 1/15/30	100,000	102,453
3.25% 5/1/23	100,000	104,650
3.38% 4/15/26	50,000	54,080
3.63% 5/1/27	200,000	218,011
4.00% 3/1/29	100,000	110,666
Federal Realty Investment Trust
1.25% 2/15/26	50,000	49,371
3.25% 7/15/27	100,000	106,192
3.95% 1/15/24	100,000	108,508
4.50% 12/1/44	100,000	110,773
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
GLP Capital
3.35% 9/1/24	85,000	$ 89,820
4.00% 1/15/30	95,000	98,824
4.00% 1/15/31	50,000	51,674
5.25% 6/1/25	75,000	84,081
5.38% 11/1/23	75,000	81,885
5.38% 4/15/26	145,000	162,813
5.75% 6/1/28	75,000	86,518
Healthcare Realty Trust
2.05% 3/15/31	155,000	145,357
2.40% 3/15/30	100,000	97,350
Healthcare Trust of America Holdings
2.00% 3/15/31	110,000	102,420
3.10% 2/15/30	50,000	51,598
3.50% 8/1/26	95,000	103,777
3.75% 7/1/27	50,000	55,338
Healthpeak Properties
3.00% 1/15/30	150,000	154,730
4.00% 6/1/25	250,000	276,338
Highwoods Realty
2.60% 2/1/31	65,000	63,489
3.88% 3/1/27	60,000	64,939
4.20% 4/15/29	100,000	108,596
Host Hotels & Resorts
3.38% 12/15/29	150,000	148,841
3.50% 9/15/30	70,000	70,277
Hudson Pacific Properties
3.95% 11/1/27	25,000	26,794
4.65% 4/1/29	100,000	111,999
Kilroy Realty
2.50% 11/15/32	50,000	46,957
3.05% 2/15/30	100,000	100,714
3.45% 12/15/24	100,000	106,911
4.25% 8/15/29	150,000	164,650
Kimco Realty
2.70% 3/1/24	100,000	104,903
2.80% 10/1/26	100,000	105,630
3.30% 2/1/25	120,000	128,573
3.40% 11/1/22	50,000	52,076
3.80% 4/1/27	100,000	109,958
4.13% 12/1/46	100,000	105,897
4.45% 9/1/47	100,000	111,163
Kite Realty Group 4.00% 10/1/26	50,000	52,364
Life Storage
2.20% 10/15/30	235,000	221,983
3.50% 7/1/26	100,000	108,590
4.00% 6/15/29	100,000	108,328
Mid-America Apartments
1.70% 2/15/31	50,000	45,934
3.75% 6/15/24	100,000	108,191
3.95% 3/15/29	100,000	110,351
4.00% 11/15/25	50,000	55,479
4.20% 6/15/28	100,000	111,824

LVIP SSGA Bond Index Fund–50

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Mid-America Apartments (continued)
4.30% 10/15/23	50,000	$ 54,031
National Health Investors 3.00% 2/1/31	25,000	23,367
National Retail Properties
2.50% 4/15/30	150,000	147,085
3.10% 4/15/50	150,000	135,366
3.50% 4/15/51	90,000	88,380
3.60% 12/15/26	100,000	108,392
4.00% 11/15/25	65,000	71,379
Office Properties Income Trust
4.25% 5/15/24	250,000	263,075
4.50% 2/1/25	250,000	262,977
Omega Healthcare Investors
3.25% 4/15/33	150,000	143,699
3.38% 2/1/31	50,000	49,593
3.63% 10/1/29	100,000	102,109
4.38% 8/1/23	11,000	11,815
4.50% 4/1/27	200,000	217,999
4.95% 4/1/24	57,000	62,111
5.25% 1/15/26	100,000	113,044
Physicians Realty
3.95% 1/15/28	100,000	106,905
4.30% 3/15/27	50,000	54,912
Piedmont Operating Partnership 3.15% 8/15/30	200,000	194,685
Prologis
1.25% 10/15/30	115,000	104,319
1.63% 3/15/31	200,000	185,696
2.13% 4/15/27	50,000	51,046
2.13% 10/15/50	85,000	68,067
2.25% 4/15/30	95,000	93,934
3.00% 4/15/50	50,000	47,927
3.88% 9/15/28	65,000	72,277
4.38% 2/1/29	125,000	143,522
4.38% 9/15/48	50,000	59,461
Public Storage
0.88% 2/15/26	125,000	122,266
2.37% 9/15/22	50,000	51,337
3.09% 9/15/27	60,000	64,977
3.39% 5/1/29	65,000	70,936
Realty Income
0.75% 3/15/26	195,000	187,905
1.80% 3/15/33	125,000	114,787
3.88% 7/15/24	65,000	71,070
Realtyome
3.25% 6/15/29	250,000	264,634
3.65% 1/15/28	100,000	109,261
4.65% 8/1/23	100,000	108,437
4.65% 3/15/47	100,000	120,961
Regency Centers
3.60% 2/1/27	160,000	173,184
3.70% 6/15/30	105,000	112,262
4.13% 3/15/28	100,000	109,305
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Regency Centers (continued)
4.40% 2/1/47	165,000	$ 176,635
Retail Properties of America 4.75% 9/15/30	250,000	264,605
Sabra Health Care
3.90% 10/15/29	100,000	102,040
4.80% 6/1/24	50,000	54,431
Simon Property Group
1.75% 2/1/28	250,000	242,592
2.00% 9/13/24	100,000	103,497
2.20% 2/1/31	250,000	238,905
2.45% 9/13/29	150,000	148,492
2.63% 6/15/22	200,000	204,111
2.65% 7/15/30	200,000	200,474
3.25% 11/30/26	100,000	107,645
3.25% 9/13/49	100,000	93,557
3.38% 10/1/24	100,000	107,525
3.38% 6/15/27	200,000	216,051
4.25% 11/30/46	100,000	107,678
6.75% 2/1/40	300,000	424,808
SITE Centers
4.25% 2/1/26	100,000	106,683
4.70% 6/1/27	100,000	109,226
SL Green Operating Partnership 3.25% 10/15/22	60,000	61,890
SL Green Realty 4.50% 12/1/22	100,000	104,686
Spirit Realty
2.10% 3/15/28	100,000	97,226
2.70% 2/15/32	125,000	118,762
3.20% 1/15/27	100,000	104,430
3.40% 1/15/30	100,000	103,710
4.00% 7/15/29	45,000	48,742
STORE Capital
2.75% 11/18/30	50,000	48,933
4.50% 3/15/28	50,000	55,033
4.63% 3/15/29	100,000	111,282
Tanger Properties
3.13% 9/1/26	50,000	51,485
3.88% 7/15/27	100,000	104,975
UDR
1.90% 3/15/33	50,000	45,080
2.10% 8/1/32	25,000	23,228
2.10% 6/15/33	200,000	184,316
2.95% 9/1/26	50,000	53,170
3.20% 1/15/30	200,000	210,520
3.50% 1/15/28	100,000	107,078
Ventas Realty
3.00% 1/15/30	100,000	101,974
3.13% 6/15/23	30,000	31,369
3.75% 5/1/24	150,000	161,848
3.85% 4/1/27	100,000	110,500
4.00% 3/1/28	100,000	110,459
4.13% 1/15/26	156,000	174,814

LVIP SSGA Bond Index Fund–51

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Ventas Realty (continued)
4.40% 1/15/29	150,000	$ 168,337
4.88% 4/15/49	50,000	56,213
VEREIT Operating Partnership
2.20% 6/15/28	65,000	63,785
2.85% 12/15/32	95,000	92,003
3.10% 12/15/29	100,000	102,149
3.95% 8/15/27	80,000	87,786
4.60% 2/6/24	75,000	82,055
4.88% 6/1/26	95,000	108,780
Vornado Realty 3.50% 1/15/25	100,000	105,407
Washington Real Estate Investment Trust 3.95% 10/15/22	100,000	103,610
Welltower
2.70% 2/15/27	50,000	52,137
2.75% 1/15/31	105,000	104,434
2.80% 6/1/31	200,000	198,786
3.10% 1/15/30	55,000	56,529
3.63% 3/15/24	80,000	86,302
4.25% 4/1/26	200,000	224,685
4.25% 4/15/28	50,000	55,672
4.95% 9/1/48	50,000	59,292
6.50% 3/15/41	250,000	333,597
Weyerhaeuser 7.38% 3/15/32	250,000	351,102
WP Carey
2.25% 4/1/33	50,000	46,425
2.40% 2/1/31	50,000	47,841
4.25% 10/1/26	100,000	112,287
4.60% 4/1/24	100,000	109,953
		31,843,023
Retail–0.81%
Advance Auto Parts 1.75% 10/1/27	40,000	39,409
AutoNation
3.50% 11/15/24	100,000	107,733
3.80% 11/15/27	100,000	109,084
4.50% 10/1/25	45,000	49,928
AutoZone
1.65% 1/15/31	85,000	77,812
2.88% 1/15/23	100,000	103,614
3.13% 4/18/24	100,000	106,559
3.13% 4/21/26	75,000	80,283
3.75% 6/1/27	150,000	165,563
3.75% 4/18/29	100,000	108,377
Best Buy 1.95% 10/1/30	250,000	235,478
Costco Wholesale
1.38% 6/20/27	500,000	498,262
2.30% 5/18/22	250,000	255,241
3.00% 5/18/27	250,000	271,954
Darden Restaurants 4.55% 2/15/48	35,000	37,014
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail (continued)
Dollar General
3.25% 4/15/23	200,000	$ 210,447
3.88% 4/15/27	100,000	111,108
4.13% 5/1/28	70,000	78,405
4.15% 11/1/25	75,000	83,818
Dollar Tree
3.70% 5/15/23	155,000	164,548
4.20% 5/15/28	165,000	185,027
Genuine Parts 1.88% 11/1/30	55,000	50,693
Home Depot
0.90% 3/15/28	80,000	76,349
1.38% 3/15/31	250,000	231,180
2.13% 9/15/26	155,000	161,641
2.38% 3/15/51	250,000	214,545
2.70% 4/1/23	150,000	156,106
2.70% 4/15/30	800,000	833,969
2.80% 9/14/27	200,000	214,103
3.00% 4/1/26	125,000	135,121
3.13% 12/15/49	250,000	245,670
3.35% 9/15/25	265,000	289,603
3.35% 4/15/50	400,000	414,848
3.50% 9/15/56	135,000	139,232
3.75% 2/15/24	200,000	217,118
3.90% 12/6/28	60,000	68,721
3.90% 6/15/47	150,000	168,584
4.20% 4/1/43	150,000	174,211
4.25% 4/1/46	100,000	117,681
4.50% 12/6/48	200,000	244,665
4.88% 2/15/44	96,000	121,961
5.40% 9/15/40	100,000	132,479
5.88% 12/16/36	350,000	482,108
5.95% 4/1/41	100,000	138,783
Kohl S Corporation 3.38% 5/1/31	110,000	110,086
Kohl's
4.25% 7/17/25	50,000	54,750
5.55% 7/17/45	50,000	56,646
9.50% 5/15/25	55,000	71,314
Lowe's Companies
1.30% 4/15/28	65,000	61,761
1.70% 10/15/30	65,000	61,055
2.63% 4/1/31	250,000	250,712
3.00% 10/15/50	850,000	792,811
3.10% 5/3/27	250,000	268,922
3.12% 4/15/22	100,000	102,194
3.38% 9/15/25	120,000	130,547
3.50% 4/1/51	125,000	127,141
3.65% 4/5/29	170,000	186,081
3.70% 4/15/46	200,000	208,820
3.88% 9/15/23	200,000	214,489
4.05% 5/3/47	147,000	161,183
Lowe's Cos. 4.50% 4/15/30	400,000	461,398
McDonald's
1.45% 9/1/25	55,000	55,526

LVIP SSGA Bond Index Fund–52

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail (continued)
McDonald's (continued)
2.13% 3/1/30	65,000	$ 63,464
3.25% 6/10/24	300,000	323,245
3.35% 4/1/23	155,000	163,290
3.38% 5/26/25	150,000	162,802
3.50% 3/1/27	150,000	164,446
3.63% 5/1/43	100,000	103,953
3.63% 9/1/49	50,000	52,193
3.70% 1/30/26	500,000	551,056
3.80% 4/1/28	200,000	221,382
4.45% 3/1/47	225,000	261,498
4.45% 9/1/48	40,000	46,646
4.60% 5/26/45	94,000	109,903
4.70% 12/9/35	270,000	319,248
4.88% 12/9/45	275,000	332,899
6.30% 3/1/38	50,000	69,532
Nordstrom 4.25% 8/1/31	80,000	79,937
O'Reilly Automotive
1.75% 3/15/31	225,000	207,880
3.55% 3/15/26	150,000	163,788
3.60% 9/1/27	100,000	109,313
3.80% 9/1/22	100,000	103,693
3.90% 6/1/29	100,000	109,582
4.35% 6/1/28	100,000	113,337
Ross Stores
0.88% 4/15/26	100,000	96,777
1.88% 4/15/31	100,000	93,809
Starbucks
1.30% 5/7/22	55,000	55,564
2.45% 6/15/26	100,000	104,707
2.55% 11/15/30	200,000	200,397
2.70% 6/15/22	100,000	102,356
3.10% 3/1/23	150,000	157,315
3.50% 3/1/28	150,000	162,545
3.50% 11/15/50	200,000	200,222
3.55% 8/15/29	200,000	218,645
3.75% 12/1/47	70,000	71,613
3.80% 8/15/25	150,000	165,339
3.85% 10/1/23	100,000	107,453
4.00% 11/15/28	150,000	167,954
4.30% 6/15/45	105,000	115,369
4.45% 8/15/49	200,000	232,050
4.50% 11/15/48	80,000	93,139
Target
2.35% 2/15/30	60,000	60,831
2.50% 4/15/26	100,000	106,081
3.38% 4/15/29	200,000	218,625
TJX
2.25% 9/15/26	250,000	259,749
2.50% 5/15/23	100,000	103,868
TJX Companies
1.15% 5/15/28	50,000	47,442
1.60% 5/15/31	50,000	46,639
Walgreen 3.10% 9/15/22	150,000	155,477
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail (continued)
Walgreens Boots Alliance
3.45% 6/1/26	45,000	$ 48,426
3.80% 11/18/24	700,000	762,911
4.65% 6/1/46	40,000	42,752
4.80% 11/18/44	500,000	553,627
Walmart
2.35% 12/15/22	150,000	155,226
2.38% 9/24/29	45,000	46,046
2.55% 4/11/23	300,000	312,373
2.85% 7/8/24	115,000	123,407
2.95% 9/24/49	100,000	98,461
3.05% 7/8/26	85,000	92,359
3.25% 7/8/29	780,000	853,303
3.40% 6/26/23	350,000	373,316
3.55% 6/26/25	250,000	275,634
3.63% 12/15/47	70,000	76,967
3.70% 6/26/28	400,000	449,875
3.95% 6/28/38	630,000	728,260
4.05% 6/29/48	200,000	236,826
5.00% 10/25/40	1,000,000	1,291,350
		25,182,643
Savings & Loans–0.01%
People's United Financial 3.65% 12/6/22	150,000	156,359
		156,359
Semiconductors–0.56%
Analog Devices
3.13% 12/5/23	150,000	159,670
3.50% 12/5/26	150,000	164,137
3.90% 12/15/25	60,000	66,469
5.30% 12/15/45	100,000	124,192
Applied Materials
1.75% 6/1/30	30,000	28,885
3.30% 4/1/27	80,000	87,051
3.90% 10/1/25	70,000	78,007
4.35% 4/1/47	70,000	83,140
5.10% 10/1/35	70,000	89,284
5.85% 6/15/41	350,000	484,835
Broadcom
1.95% 2/15/28	165,000	161,291
2.45% 2/15/31	400,000	377,523
2.60% 2/15/33	400,000	372,614
3.15% 11/15/25	660,000	703,450
3.42% 4/15/33	845,000	847,420
3.50% 1/15/28	400,000	424,687
3.50% 2/15/41	135,000	129,295
3.75% 2/15/51	80,000	76,497
3.88% 1/15/27	250,000	271,476
4.11% 9/15/28	633,000	692,028
4.15% 11/15/30	200,000	215,872
4.25% 4/15/26	250,000	277,482
4.30% 11/15/32	115,000	125,205

LVIP SSGA Bond Index Fund–53

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Semiconductors (continued)
Broadcom (continued)
4.75% 4/15/29	500,000	$ 562,190
Intel
2.35% 5/11/22	200,000	204,286
2.60% 5/19/26	150,000	159,120
2.70% 12/15/22	150,000	156,039
2.88% 5/11/24	400,000	426,936
3.25% 11/15/49	565,000	568,227
3.40% 3/25/25	400,000	435,290
3.70% 7/29/25	365,000	402,515
3.73% 12/8/47	200,000	215,438
3.90% 3/25/30	500,000	567,476
4.00% 12/15/32	250,000	287,969
4.10% 5/19/46	150,000	170,037
4.75% 3/25/50	500,000	626,746
4.95% 3/25/60	300,000	384,965
KLA
3.30% 3/1/50	75,000	72,037
4.65% 11/1/24	300,000	335,225
Lam Research
1.90% 6/15/30	50,000	48,459
2.88% 6/15/50	35,000	33,363
3.13% 6/15/60	240,000	231,647
3.75% 3/15/26	100,000	110,840
4.00% 3/15/29	85,000	96,257
4.88% 3/15/49	50,000	64,426
Marvell Technology Group
4.20% 6/22/23	100,000	106,999
4.88% 6/22/28	100,000	114,630
Maxim Integrated Products 3.38% 3/15/23	100,000	104,710
Micron Technology
4.19% 2/15/27	75,000	83,272
4.64% 2/6/24	30,000	33,035
4.98% 2/6/26	100,000	114,429
5.33% 2/6/29	100,000	117,643
NVIDIA
3.20% 9/16/26	200,000	218,170
3.50% 4/1/50	600,000	633,723
NXP
2.70% 5/1/25	40,000	41,951
3.15% 5/1/27	65,000	69,072
3.40% 5/1/30	85,000	89,756
4.88% 3/1/24	100,000	111,146
5.35% 3/1/26	100,000	116,714
5.55% 12/1/28	65,000	77,871
QUALCOMM
2.15% 5/20/30	200,000	198,286
2.60% 1/30/23	300,000	311,617
2.90% 5/20/24	200,000	213,243
3.00% 5/20/22	300,000	309,226
3.25% 5/20/27	200,000	218,402
3.25% 5/20/50	90,000	91,331
3.45% 5/20/25	300,000	328,220
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Semiconductors (continued)
QUALCOMM (continued)
4.65% 5/20/35	200,000	$ 244,065
4.80% 5/20/45	200,000	251,223
Texas Instruments
2.25% 5/1/23	250,000	258,433
2.25% 9/4/29	65,000	65,361
2.63% 5/15/24	48,000	50,870
3.88% 3/15/39	55,000	63,119
4.15% 5/15/48	300,000	356,910
Xilinx
2.38% 6/1/30	100,000	97,732
2.95% 6/1/24	100,000	106,144
		17,397,301
Software–0.79%
Activision Blizzard
3.40% 9/15/26	100,000	109,306
3.40% 6/15/27	45,000	49,198
4.50% 6/15/47	60,000	70,648
Adobe
1.70% 2/1/23	40,000	41,011
1.90% 2/1/25	65,000	67,199
2.15% 2/1/27	65,000	67,069
2.30% 2/1/30	390,000	394,408
3.25% 2/1/25	95,000	102,744
Autodesk
2.85% 1/15/30	55,000	56,436
3.50% 6/15/27	100,000	109,350
4.38% 6/15/25	100,000	111,780
Broadridge Financial Solutions 2.90% 12/1/29	150,000	153,704
CA 4.70% 3/15/27	100,000	111,978
Cadence Design Systems 4.38% 10/15/24	75,000	83,216
Citrix Systems
1.25% 3/1/26	135,000	132,715
3.30% 3/1/30	500,000	514,267
4.50% 12/1/27	100,000	113,880
Electronic Arts
1.85% 2/15/31	120,000	113,153
2.95% 2/15/51	85,000	78,514
4.80% 3/1/26	100,000	115,335
Fidelity National Information Services
0.38% 3/1/23	60,000	59,808
0.60% 3/1/24	50,000	49,710
1.15% 3/1/26	80,000	78,661
1.65% 3/1/28	55,000	53,787
2.25% 3/1/31	150,000	147,377
3.10% 3/1/41	25,000	24,557
Fiserv
2.25% 6/1/27	500,000	511,105
2.65% 6/1/30	500,000	503,562
2.75% 7/1/24	300,000	317,015
3.20% 7/1/26	65,000	70,157

LVIP SSGA Bond Index Fund–54

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Software (continued)
Fiserv (continued)
3.50% 10/1/22	150,000	$ 155,641
3.50% 7/1/29	180,000	194,148
3.85% 6/1/25	150,000	164,742
4.40% 7/1/49	140,000	161,552
Intuit 0.95% 7/15/25	65,000	64,495
Microsoft
2.00% 8/8/23	250,000	259,201
2.38% 5/1/23	150,000	155,701
2.40% 8/8/26	850,000	898,666
2.53% 6/1/50	574,000	522,669
2.65% 11/3/22	200,000	207,070
2.68% 6/1/60	782,000	717,842
2.88% 2/6/24	515,000	549,283
2.92% 3/17/52	1,980,000	1,950,404
3.04% 3/17/62	166,000	162,747
3.13% 11/3/25	200,000	217,990
3.30% 2/6/27	500,000	551,854
3.45% 8/8/36	596,000	660,528
3.63% 12/15/23	300,000	323,994
Oracle
1.65% 3/25/26	225,000	226,777
2.30% 3/25/28	250,000	253,105
2.40% 9/15/23	150,000	156,064
2.50% 5/15/22	1,000,000	1,019,521
2.50% 4/1/25	1,000,000	1,050,718
2.63% 2/15/23	70,000	72,488
2.88% 3/25/31	240,000	244,304
2.95% 11/15/24	150,000	160,028
2.95% 4/1/30	500,000	515,573
3.25% 11/15/27	200,000	214,744
3.60% 4/1/40	1,000,000	1,004,319
3.60% 4/1/50	1,000,000	968,582
3.65% 3/25/41	400,000	404,773
3.80% 11/15/37	90,000	93,474
3.85% 7/15/36	150,000	159,529
3.85% 4/1/60	700,000	686,858
3.90% 5/15/35	355,000	383,690
3.95% 3/25/51	405,000	417,500
4.00% 7/15/46	150,000	154,424
4.00% 11/15/47	140,000	144,578
4.10% 3/25/61	240,000	248,362
4.30% 7/8/34	200,000	225,015
4.50% 7/8/44	500,000	552,027
5.38% 7/15/40	400,000	490,601
6.13% 7/8/39	150,000	199,300
6.50% 4/15/38	200,000	275,835
Roper Technologies
0.45% 8/15/22	100,000	99,958
1.00% 9/15/25	210,000	206,404
1.40% 9/15/27	250,000	241,540
2.00% 6/30/30	115,000	109,877
3.65% 9/15/23	150,000	160,729
3.80% 12/15/26	55,000	61,032
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Software (continued)
Roper Technologies (continued)
3.85% 12/15/25	100,000	$ 110,402
4.20% 9/15/28	95,000	107,034
salesforce.com
3.25% 4/11/23	100,000	105,637
3.70% 4/11/28	100,000	111,691
ServiceNow 1.40% 9/1/30	125,000	112,985
VMware
2.95% 8/21/22	105,000	108,281
3.90% 8/21/27	85,000	92,804
4.50% 5/15/25	500,000	557,671
		24,838,411
Telecommunications–1.36%
America Movil
2.88% 5/7/30	200,000	204,050
3.13% 7/16/22	200,000	206,625
4.38% 7/16/42	200,000	224,566
6.13% 11/15/37	150,000	199,876
6.13% 3/30/40	250,000	337,618
6.38% 3/1/35	25,000	34,446
AT&T
0.90% 3/25/24	200,000	200,427
1.65% 2/1/28	45,000	43,595
1.70% 3/25/26	200,000	199,930
2.25% 2/1/32	210,000	199,739
2.30% 6/1/27	200,000	204,402
2.55% 12/1/33	1,000,000	949,391
2.75% 6/1/31	1,400,000	1,394,382
3.10% 2/1/43	250,000	233,265
3.40% 5/15/25	300,000	325,401
3.50% 6/1/41	1,400,000	1,381,016
3.50% 9/15/53	460,000	425,102
3.50% 2/1/61	170,000	154,257
3.55% 9/15/55	1,400,000	1,281,149
3.65% 6/1/51	400,000	386,877
3.65% 9/15/59	555,000	507,308
3.80% 2/15/27	105,000	116,118
3.80% 12/1/57	812,000	772,526
3.85% 6/1/60	185,000	176,902
4.13% 2/17/26	550,000	616,049
4.25% 3/1/27	500,000	561,901
4.30% 2/15/30	286,000	321,971
4.35% 3/1/29	370,000	418,536
4.35% 6/15/45	532,000	581,774
4.45% 4/1/24	300,000	329,056
4.50% 5/15/35	220,000	248,130
4.75% 5/15/46	665,000	765,088
4.85% 3/1/39	120,000	139,312
4.90% 6/15/42	200,000	233,396
5.25% 3/1/37	150,000	180,972
5.35% 9/1/40	338,000	418,027
Bell Canada
0.75% 3/17/24	250,000	249,669

LVIP SSGA Bond Index Fund–55

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
Bell Canada (continued)
3.65% 3/17/51	250,000	$ 252,729
4.30% 7/29/49	55,000	61,663
4.46% 4/1/48	100,000	115,456
British Telecommunications
4.50% 12/4/23	200,000	218,818
9.63% 12/15/30	350,000	539,207
Cisco Systems
2.50% 9/20/26	300,000	320,858
2.60% 2/28/23	150,000	156,856
2.95% 2/28/26	150,000	162,858
3.00% 6/15/22	60,000	61,973
3.50% 6/15/25	45,000	49,841
3.63% 3/4/24	100,000	109,188
5.50% 1/15/40	200,000	270,651
5.90% 2/15/39	300,000	424,160
Corning
2.90% 5/15/22	150,000	153,382
3.90% 11/15/49	100,000	108,301
4.75% 3/15/42	250,000	292,180
5.45% 11/15/79	40,000	49,747
5.75% 8/15/40	25,000	31,991
Deutsche Telekom International Finance 8.75% 6/15/30	460,000	682,231
Juniper Networks
1.20% 12/10/25	105,000	103,287
2.00% 12/10/30	160,000	147,236
5.95% 3/15/41	100,000	122,531
Motorola Solutions
2.30% 11/15/30	85,000	80,392
4.00% 9/1/24	227,000	248,619
4.60% 2/23/28	100,000	113,834
4.60% 5/23/29	100,000	113,431
Orange
5.38% 1/13/42	100,000	129,510
9.00% 3/1/31	400,000	618,283
Rogers Communications
2.90% 11/15/26	200,000	212,165
3.00% 3/15/23	125,000	130,037
3.63% 12/15/25	65,000	70,923
3.70% 11/15/49	100,000	99,293
4.10% 10/1/23	300,000	323,236
4.30% 2/15/48	40,000	43,511
4.35% 5/1/49	155,000	169,029
4.50% 3/15/43	100,000	110,259
5.00% 3/15/44	100,000	119,181
7.50% 8/15/38	25,000	36,283
Telefonica Emisiones
4.67% 3/6/38	150,000	169,415
4.90% 3/6/48	200,000	226,913
5.21% 3/8/47	300,000	350,784
5.52% 3/1/49	200,000	244,359
7.05% 6/20/36	175,000	242,521
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
Telefonica Europe 8.25% 9/15/30	200,000	$ 283,364
TELUS
2.80% 2/16/27	100,000	106,344
3.70% 9/15/27	100,000	110,974
4.30% 6/15/49	200,000	223,040
4.60% 11/16/48	100,000	115,326
T-Mobile USA
1.50% 2/15/26	200,000	198,048
2.05% 2/15/28	255,000	250,033
2.25% 11/15/31	150,000	142,414
2.55% 2/15/31	230,000	225,329
3.00% 2/15/41	155,000	143,863
3.30% 2/15/51	275,000	257,007
3.60% 11/15/60	65,000	62,423
3.88% 4/15/30	1,500,000	1,628,040
4.50% 4/15/50	800,000	898,312
Verizon Communications
0.75% 3/22/24	110,000	110,121
0.85% 11/20/25	250,000	244,656
1.45% 3/20/26	160,000	160,013
1.50% 9/18/30	300,000	275,434
1.68% 10/30/30	1,006,000	933,303
1.75% 1/20/31	250,000	232,809
2.10% 3/22/28	240,000	241,006
2.55% 3/21/31	415,000	414,623
2.63% 8/15/26	230,000	243,161
2.65% 11/20/40	250,000	228,463
2.88% 11/20/50	250,000	222,195
2.99% 10/30/56	931,000	821,833
3.00% 11/20/60	720,000	625,084
3.40% 3/22/41	195,000	197,961
3.55% 3/22/51	145,000	144,797
3.70% 3/22/61	120,000	118,574
3.88% 2/8/29	250,000	278,112
4.00% 3/22/50	500,000	538,115
4.13% 3/16/27	200,000	226,586
4.13% 8/15/46	35,000	38,323
4.27% 1/15/36	904,000	1,021,777
4.33% 9/21/28	1,387,000	1,587,933
4.40% 11/1/34	600,000	685,854
4.50% 8/10/33	1,170,000	1,358,979
4.52% 9/15/48	574,000	665,772
4.81% 3/15/39	300,000	359,031
Vodafone Group
4.13% 5/30/25	75,000	83,861
4.25% 9/17/50	85,000	93,642
4.38% 5/30/28	175,000	200,976
4.38% 2/19/43	150,000	167,045
4.88% 6/19/49	200,000	237,637
5.00% 5/30/38	95,000	114,533
5.25% 5/30/48	700,000	873,907
6.15% 2/27/37	400,000	533,087

LVIP SSGA Bond Index Fund–56

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
Vodafone Group (continued)
7.88% 2/15/30	100,000	$ 140,772
		42,574,463
Textiles–0.01%
Mohawk Industries 3.63% 5/15/30	150,000	160,877
		160,877
Toys Games Hobbies–0.02%
Hasbro
3.50% 9/15/27	60,000	64,056
3.90% 11/19/29	400,000	430,184
5.10% 5/15/44	65,000	72,303
6.35% 3/15/40	65,000	83,064
		649,607
Transportation–0.57%
Burlingtn North Santa Fe 3.30% 9/15/51	200,000	200,606
Burlington Northern Santa Fe
3.00% 4/1/25	250,000	269,120
3.05% 2/15/51	600,000	580,333
3.25% 6/15/27	100,000	108,490
3.65% 9/1/25	100,000	109,918
3.85% 9/1/23	100,000	107,343
3.90% 8/1/46	105,000	114,555
4.13% 6/15/47	100,000	113,350
4.15% 4/1/45	114,000	129,602
4.15% 12/15/48	40,000	45,730
4.40% 3/15/42	100,000	116,898
4.45% 3/15/43	100,000	118,042
4.70% 9/1/45	100,000	122,212
4.95% 9/15/41	100,000	124,233
5.05% 3/1/41	100,000	125,591
5.15% 9/1/43	150,000	192,900
5.75% 5/1/40	200,000	267,707
6.15% 5/1/37	100,000	138,956
Canadian National Railway
2.45% 5/1/50	65,000	57,283
2.75% 3/1/26	50,000	53,103
2.95% 11/21/24	100,000	107,116
3.20% 8/2/46	100,000	100,231
3.65% 2/3/48	100,000	109,034
6.20% 6/1/36	100,000	139,107
6.25% 8/1/34	100,000	139,525
Canadian Pacific Railway
2.05% 3/5/30	35,000	33,813
2.90% 2/1/25	150,000	159,308
4.45% 3/15/23	100,000	106,499
4.80% 9/15/35	65,000	77,976
4.80% 8/1/45	100,000	121,871
6.13% 9/15/15	65,000	94,801
7.13% 10/15/31	150,000	207,825
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Transportation (continued)
CH Robinson Worldwide 4.20% 4/15/28	100,000	$ 112,336
CSX
2.40% 2/15/30	50,000	50,277
3.25% 6/1/27	100,000	108,740
3.35% 11/1/25	250,000	272,126
3.35% 9/15/49	65,000	63,798
3.80% 3/1/28	100,000	110,984
3.80% 11/1/46	150,000	158,712
3.95% 5/1/50	90,000	97,241
4.10% 3/15/44	100,000	110,302
4.25% 3/15/29	150,000	170,358
4.25% 11/1/66	100,000	113,617
4.30% 3/1/48	100,000	113,986
4.40% 3/1/43	200,000	228,132
4.65% 3/1/68	100,000	121,293
5.50% 4/15/41	200,000	258,863
6.15% 5/1/37	120,000	163,760
6.22% 4/30/40	100,000	139,490
FedEx
2.63% 8/1/22	55,000	56,621
3.20% 2/1/25	200,000	215,555
3.25% 4/1/26	150,000	162,274
3.30% 3/15/27	100,000	108,560
3.40% 2/15/28	100,000	109,058
3.88% 8/1/42	100,000	105,656
4.00% 1/15/24	120,000	130,438
4.05% 2/15/48	100,000	108,980
4.10% 4/15/43	100,000	107,721
4.10% 2/1/45	200,000	216,272
4.40% 1/15/47	100,000	113,301
4.55% 4/1/46	150,000	169,954
4.75% 11/15/45	350,000	409,793
4.90% 1/15/34	60,000	72,210
♦FedEx Pass Through Trust 1.88% 8/20/35	681,285	659,775
JB Hunt Transport Services 3.88% 3/1/26	100,000	110,443
Kansas City Southern
2.88% 11/15/29	65,000	66,451
4.20% 11/15/69	70,000	72,503
4.30% 5/15/43	100,000	109,628
4.70% 5/1/48	100,000	117,617
4.95% 8/15/45	100,000	119,819
Kirby 4.20% 3/1/28	100,000	108,911
Norfolk Southern
2.90% 2/15/23	121,000	125,559
3.00% 4/1/22	118,000	120,323
3.05% 5/15/50	100,000	94,829
3.15% 6/1/27	50,000	54,040
3.16% 5/15/55	41,000	38,112
3.65% 8/1/25	50,000	54,709
3.80% 8/1/28	60,000	66,745
3.85% 1/15/24	150,000	161,735

LVIP SSGA Bond Index Fund–57

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Transportation (continued)
Norfolk Southern (continued)
3.94% 11/1/47	80,000	$ 86,669
4.05% 8/15/52	132,000	145,532
4.15% 2/28/48	125,000	139,294
4.45% 6/15/45	100,000	116,197
4.65% 1/15/46	100,000	119,840
4.84% 10/1/41	111,000	134,891
Ryder System
2.88% 6/1/22	40,000	40,995
2.90% 12/1/26	90,000	95,692
3.40% 3/1/23	100,000	104,951
3.65% 3/18/24	100,000	107,947
3.88% 12/1/23	100,000	108,077
Union Pacific
2.15% 2/5/27	50,000	51,356
2.40% 2/5/30	85,000	85,179
2.75% 3/1/26	250,000	264,795
2.97% 9/16/62	75,000	66,776
3.25% 8/15/25	50,000	54,053
3.25% 2/5/50	150,000	147,712
3.35% 8/15/46	150,000	150,088
3.38% 2/1/35	200,000	212,222
3.50% 6/8/23	150,000	159,247
3.55% 8/15/39	70,000	74,382
3.60% 9/15/37	40,000	42,701
3.65% 2/15/24	185,000	198,269
3.75% 7/15/25	100,000	109,843
3.75% 2/5/70	40,000	40,906
3.80% 10/1/51	332,000	356,424
3.84% 3/20/60	240,000	255,071
3.88% 2/1/55	94,000	99,503
3.95% 9/10/28	115,000	128,847
3.95% 8/15/59	70,000	75,363
4.00% 4/15/47	100,000	108,927
4.05% 11/15/45	50,000	54,332
4.10% 9/15/67	65,000	69,623
4.16% 7/15/22	190,000	197,524
4.38% 11/15/65	30,000	34,485
United Parcel Service
2.20% 9/1/24	45,000	47,210
2.35% 5/16/22	250,000	255,306
2.40% 11/15/26	150,000	159,637
2.45% 10/1/22	125,000	128,881
2.50% 9/1/29	45,000	45,870
3.40% 3/15/29	65,000	70,656
3.40% 11/15/46	150,000	153,201
3.40% 9/1/49	65,000	67,951
3.63% 10/1/42	75,000	79,507
3.75% 11/15/47	150,000	161,597
4.25% 3/15/49	100,000	117,549
4.88% 11/15/40	55,000	68,341
5.30% 4/1/50	600,000	813,663
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Transportation (continued)
United Parcel Service (continued)
6.20% 1/15/38	255,000	$ 358,169
		17,819,936
Trucking & Leasing–0.02%
GATX
1.90% 6/1/31	250,000	230,363
3.25% 9/15/26	50,000	53,671
3.85% 3/30/27	50,000	55,083
4.00% 6/30/30	65,000	71,585
4.55% 11/7/28	100,000	114,187
4.70% 4/1/29	50,000	57,522
5.20% 3/15/44	50,000	60,269
		642,680
Water–0.03%
American Water Capital
2.95% 9/1/27	180,000	191,692
3.75% 9/1/28	150,000	166,839
3.75% 9/1/47	250,000	266,620
4.00% 12/1/46	50,000	54,454
4.20% 9/1/48	100,000	114,795
4.30% 12/1/42	100,000	113,270
		907,670
Total Corporate Bonds (Cost $812,066,723)		860,960,765
MUNICIPAL BONDS–0.66%
American Municipal Power
Series B 6.45% 2/15/44	50,000	69,469
Series B 7.83% 2/15/41	55,000	85,509
Series B 8.08% 2/15/50	800,000	1,375,756
Atlanta Water & Wastewater Revenue (TXBL-REF) 2.26% 11/1/35	50,000	49,892
Bay Area Toll Authority, California Toll Bridge Revenue Taxable Build America Bonds
Series F-2 6.26% 4/1/49	200,000	309,005
Series S1 6.92% 4/1/40	100,000	144,000
Series S1 7.04% 4/1/50	100,000	164,545
Board of Regents of the University of Texas System
Series A 3.35% 8/15/47	100,000	109,562
Series C 4.79% 8/15/46	90,000	114,613
Board of Regents of the University of Texas System (TXBL-REF-SER B) Series B 2.44% 8/15/49	50,000	45,839
California State University Systemwide-Taxable Series B 3.90% 11/1/47	50,000	56,363

LVIP SSGA Bond Index Fund–58

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
California State Various Purposes (Build America Bonds) 7.55% 4/1/39	600,000	$ 969,270
Central Puget Sound Regional Transit Authority 5.49% 11/1/39	50,000	66,787
Chicago O'Hare International Airport
Series C 4.47% 1/1/49	100,000	121,928
Series C 4.57% 1/1/54	100,000	123,805
Chicago Transit Authority Sales Tax Receipts Fund
Series A 6.90% 12/1/40	100,000	139,724
Series B 6.90% 12/1/40	40,000	55,889
City of Chicago Series B 7.75% 1/1/42	83,000	103,872
City of Houston 3.96% 3/1/47	100,000	113,204
Clark County, Department of Aviation, Taxable Build America Bonds Series C 6.82% 7/1/45	75,000	112,321
Commonwealth of Massachusetts
4.91% 5/1/29	100,000	122,660
Series E 5.46% 12/1/39	100,000	135,293
Commonwealth of Massachusetts (TXBL-REF-SER C) Series C 2.51% 7/1/41	30,000	29,712
Dallas Area, Texas Rapid Transit Sales Tax Revenue Taxable Build America Bonds Series B 6.00% 12/1/44	200,000	288,397
Dallas Fort Worth International Airport (TXBL-REF-SER C)
Series C 2.92% 11/1/50	40,000	38,010
Series C 3.09% 11/1/40	60,000	59,326
Dallas, Texas Independent School District Taxable Build America Bonds Series C 6.45% 2/15/35	100,000	100,842
East Bay, California Municipal Utility District Water System Revenue Taxable Build America Bonds Surbordinate Series 5.87% 6/1/40	100,000	137,470
Grand Parkway Transportation (TXBL-REF-SUBORDINATE TIER TOLL) 3.24% 10/1/52	125,000	125,677
Health & Educational Facilities Authority of the State of Missouri (Washington University) 3.65% 8/15/57	150,000	170,091
	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
JobsOhio Beverage System (TXBL-REF-SER A) Series A 2.83% 1/1/38	30,000	$ 30,444
Kansas Development Finance Authority Series H 4.93% 4/15/45	100,000	124,440
Los Angeles Community College District
1.61% 8/1/28	50,000	49,627
1.81% 8/1/30	50,000	48,810
2.11% 8/1/32	50,000	49,134
Los Angeles County Public Works Financing Authority 7.62% 8/1/40	100,000	157,803
Los Angeles, California Community College District Taxable Build America Bonds 6.75% 8/1/49	100,000	164,003
Los Angeles, California Unified School District Taxable Build America Bonds Series RY 6.76% 7/1/34	315,000	444,944
Massachusetts School Building Authority (TXBL-REF-SENIOR-SER C) Series C 2.95% 5/15/43	250,000	250,086
Massachusetts School Building Authority (TXBL-REF-SUB-SER B) Series B 3.40% 10/15/40	45,000	47,229
Metropolitan Government Nashville & Davidson County,Tennessee Convention Center Authority Taxable
Series B 4.05% 7/1/26	10,000	11,071
Series B 6.73% 7/1/43	50,000	71,225
Metropolitan Transportation Authority, New York Revenue Taxable Build America Bonds
5.51% 8/1/37	200,000	261,265
5.57% 11/1/38	65,000	83,750
5.87% 11/15/39	100,000	126,337
6.67% 11/15/39	130,000	177,561
6.81% 11/15/40	500,000	689,143
Metropolitan Water Reclamation District of Greater Chicago, Taxable Build America Bonds 5.72% 12/1/38	150,000	199,533
Municipal Electric Authority, Georgia Taxable Build America Bonds
6.64% 4/1/57	147,000	210,284
6.66% 4/1/57	120,000	172,966
7.06% 4/1/57	98,000	136,324

LVIP SSGA Bond Index Fund–59

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
New Jersey Economic Development Authority Series A (NATL) 7.43% 2/15/29	225,000	$ 287,812
New Jersey State Transportation Trust Fund Authority Taxable Build America Bonds
Series B 6.56% 12/15/40	100,000	138,118
Series C 5.75% 12/15/28	100,000	119,097
New Jersey State Turnpike Authority Revenue (Build America Bonds) Series F 7.41% 1/1/40	90,000	141,403
New Jersey Transportation Trust Fund Authority (TXBL-REF-TRANSPORTATION SYSTEM) 4.13% 6/15/42	80,000	83,584
New Jersey Turnpike Authority Series A 7.10% 1/1/41	350,000	535,844
New York City Water & Sewer System, Taxable Build America Bonds
5.72% 6/15/42	65,000	91,649
5.75% 6/15/41	100,000	140,478
5.95% 6/15/42	100,000	144,225
6.01% 6/15/42	35,000	50,772
New York State Dormitory Authority (TXBL-REF-SER B) Series B 3.14% 7/1/43	100,000	96,449
New York State Dormitory Authority, Taxable Build America Bonds 5.60% 3/15/40	100,000	131,669
New York State Urban Development, Revenue Taxable St Personal Income Tax General
3.90% 3/15/33	100,000	109,864
5.77% 3/15/39	50,000	60,976
New York, Taxable Build America Bonds
5.52% 10/1/37	85,000	110,521
Series A2 5.21% 10/1/31	100,000	120,429
Series F1 6.27% 12/1/37	100,000	140,498
Ohio State University, Taxable Build America Bonds
4.91% 6/1/40	100,000	129,435
Series A 3.80% 12/1/46	100,000	113,694
Oregon School Boards Association, Taxable Pension Series B 5.55% 6/30/28	250,000	295,277
Pennsylvania Turnpike Commission, Taxable Build America Bonds Series B 5.51% 12/1/45	150,000	201,726
	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
Permanent University Fund - University of Texas System, Taxable Build America Bonds 3.38% 7/1/47	40,000	$ 43,977
Port Authority of New York & New Jersey
Series 165th 5.65% 11/1/40	250,000	336,872
Series 168th 4.93% 10/1/51	350,000	456,415
Series 174th 4.46% 10/1/62	250,000	308,106
Series 181th 4.96% 8/1/46	155,000	199,630
Series 192th 4.81% 10/15/65	250,000	322,082
Regents of the University of California Medical Center Pooled Revenue, Taxable Build America Bonds Series H 6.55% 5/15/48	100,000	150,654
Riverside (TXBL-SER A) Series A 3.86% 6/1/45	20,000	20,563
Rutgers The State University of New Jersey, Taxable of America Bonds 5.67% 5/1/40	155,000	207,106
Sales Tax Securitization Series B 3.82% 1/1/48	100,000	105,830
Salt River Project Agricultural Improvement & Power District, Taxable Build America Bonds 4.84% 1/1/41	60,000	76,457
San Antonio Electric & Gas Systems Revenue, Taxable Build America Bonds
4.43% 2/1/42	250,000	296,541
5.99% 2/1/39	50,000	69,368
San Diego County Regional Transportation Commission, Taxable Build America Bonds 5.91% 4/1/48	100,000	145,868
San Diego County Water Authority Financing, Taxable Build America Bonds 6.14% 5/1/49	100,000	144,867
San Francisco Public Utilities Commission Water Revenue (TXBL-REF-GREEN BOND-SER A) Series A 3.30% 11/1/39	25,000	26,431
San Francisco Public Utilities Commission Water Revenue (TXBL-REF-GREEN BOND-WSIP-SER E) Series E 2.83% 11/1/41	150,000	151,183
State Board of Administration Finance (TXBL-SER A)
Series A 1.26% 7/1/25	100,000	100,928
Series A 1.71% 7/1/27	100,000	100,367
Series A 2.15% 7/1/30	100,000	99,918

LVIP SSGA Bond Index Fund–60

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
State of California Department of Water Resources Power Supply Revenue Series P 2.00% 5/1/22	100,000	$ 101,958
State of California, Taxable Build America Bonds
3.38% 4/1/25	75,000	82,572
3.50% 4/1/28	100,000	111,564
4.50% 4/1/33	100,000	115,907
4.60% 4/1/38	60,000	69,296
7.50% 4/1/34	325,000	504,510
7.60% 11/1/40	80,000	132,838
7.63% 3/1/40	85,000	136,312
State of Connecticut, Taxable Build America Bonds
5.09% 10/1/30	200,000	239,030
Series A 5.85% 3/15/32	100,000	132,756
State of Illinois 5.10% 6/1/33	800,000	900,691
State of Illinois, Taxable Pension 4.95% 6/1/23	70,909	73,571
State of Mississippi, Taxable Build America Bonds 5.25% 11/1/34	100,000	127,637
State of Oregon Department of Transportation, Taxable Build America Bonds 5.83% 11/15/34	75,000	101,210
State of Texas, Taxable Build America Bonds 5.52% 4/1/39	100,000	139,691
State of Utah, Taxable Build America Bonds
Series B 3.54% 7/1/25	100,000	107,528
Series D 4.55% 7/1/24	45,000	48,138
State Public School Building Authority 5.00% 9/15/27	100,000	118,271
Texas Transportation Commission (State of Texas) 2.56% 4/1/42	40,000	39,068
Texas Transportation Commission (TXBL-REF) 2.47% 10/1/44	150,000	141,742
Texas Transportation Commission State Highway Fund Series B 5.18% 4/1/30	200,000	243,900
University of California (TXBL-SER BG) Series BG 1.61% 5/15/30	60,000	57,243
University of California, General Taxable
Series AD 4.86% 5/15/12	250,000	316,053
Series AQ 4.77% 5/15/15	250,000	310,495
Series AX 3.06% 7/1/25	100,000	108,769
	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
University of Michigan (TXBL-SER B)
Series B 2.44% 4/1/40	50,000	$ 48,123
Series B 2.56% 4/1/50	50,000	47,402
University of Virginia Series C 4.18% 9/1/17	50,000	57,075
University of Virginia (TXBL-REF) 2.26% 9/1/50	60,000	52,540
Westchester County Local Development 3.85% 11/1/50	180,000	184,343
Total Municipal Bonds (Cost $16,503,661)		20,501,726
NON-AGENCY ASSET-BACKED SECURITIES–0.29%
American Express Credit Account Master Trust Series 2019-2 A 2.67% 11/15/24	185,000	189,675
AmeriCredit Automobile Receivables Trust
Series 2020-2 A3 0.66% 12/18/24	50,000	50,194
Series 2020-3 A3 0.53% 6/18/25	138,000	138,321
Series 2021-1 A3 0.37% 8/18/25	333,000	332,632
Capital One Prime Auto Receivables Trust Series 2020-1 A3 1.60% 11/15/24	113,000	114,789
CarMax Auto Owner Trust Series 2017-4 C 2.70% 10/16/23	125,000	126,975
Citibank Credit Card Issuance Trust Series 2007-A3 A3 6.15% 6/15/39	750,000	1,028,367
Discover Card Execution Note Trust Series 2019-A3 A 1.89% 10/15/24	500,000	512,091
Drive Auto Receivables Trust Series 2018-4 D 4.09% 1/15/26	350,000	362,049
Ford Credit Auto Lease Trust Series 2020-B A3 0.62% 8/15/23	203,000	203,710
Ford Credit Auto Owner Trust Series 2020-C A3 0.41% 7/15/25	750,000	750,983
Ford Credit Floorplan Master Owner Trust
Series 2017-3 A 2.48% 9/15/24	550,000	567,084
Series 2020-1 A1 0.70% 9/15/25	250,000	250,544
GM Financial Automobile Leasing Trust
Series 2020-2 A3 0.80% 7/20/23	107,000	107,621
Series 2020-3 A3 0.45% 8/21/23	350,000	350,761

LVIP SSGA Bond Index Fund–61

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
GM Financial Consumer Automobile Receivables Trust Series 2020-4 A3 0.38% 8/18/25	186,000	$ 185,926
Honda Auto Receivables 2020-3 Owner Trust Series 2020-3 A3 0.37% 10/18/24	600,000	600,273
Hyundai Auto Receivables Trust 2020-C Series 2020-C A3 0.38% 5/15/25	150,000	149,959
Mercedes-Benz Auto Lease Trust
Series 2020-1 A3 0.55% 2/18/25	214,000	214,706
Series 2020-B A3 0.40% 11/15/23	300,000	300,550
Nissan Auto Lease Trust Series 2020-B A3 0.43% 10/16/23	300,000	300,466
Nissan Auto Receivables Owner Trust Series 2020-B A3 0.55% 7/15/24	346,000	347,278
Santander Drive Auto Receivables Trust
Series 2020-3 C 1.12% 1/15/26	150,000	151,148
Series 2020-4 A3 0.48% 7/15/24	90,000	90,177
Toyota Auto Receivables Owner Trust
Series 2018-B A4 3.11% 11/15/23	500,000	513,557
Series 2020-C A3 0.44% 10/15/24	646,000	647,466
Volkswagen Auto Lease Trust Series 2020-A A3 0.39% 1/22/24	100,000	100,129
World Omni Auto Receivables Trust Series 2020-A A3 1.10% 4/15/25	350,000	353,675
Total Non-Agency Asset-Backed Securities (Cost $8,896,090)		9,041,106
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–1.25%
BANK
Series 2017-BNK7 A2 3.06% 9/15/60	500,000	512,057
Series 2017-BNK7 A4 3.18% 9/15/60	500,000	537,079
•Series 2018-BN13 A5 4.22% 8/15/61	145,000	164,468
Series 2019-BN17 A4 3.71% 4/15/52	265,000	292,560
Series 2019-BN24 A3 2.96% 11/15/62	500,000	525,027
Series 2020-BN25 A5 2.65% 1/15/63	600,000	615,939
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BANK (continued)
Series 2020-BN28 A4 1.84% 3/15/63	187,500	$ 179,230
Series 2021-BN31 A4 2.04% 2/15/54	313,043	303,467
BBCMS Mortgage Trust
Series 2020-C6 A4 2.64% 2/15/53	650,000	666,660
Series 2020-C8 A5 2.04% 10/15/53	250,000	242,175
Benchmark Mortgage Trust
•Series 2018-B2 A5 3.88% 2/15/51	195,000	216,954
Series 2018-B3 A5 4.03% 4/10/51	350,000	392,473
Series 2018-B5 A4 4.21% 7/15/51	200,000	227,100
Series 2019-B10 A4 3.72% 3/15/62	575,000	634,771
Series 2020-B18 A5 1.93% 7/15/53	296,875	286,151
Series 2020-B19 A5 1.85% 9/15/53	800,000	766,227
Series 2021-B24 A5 2.58% 3/15/54	500,000	506,322
CD Mortgage Trust Series 2017-CD3 A4 3.63% 2/10/50	400,000	440,027
Citigroup Commercial Mortgage Trust
Series 2012-GC8 A4 3.02% 9/10/45	1,151,387	1,174,333
Series 2013-GC11 AS 3.42% 4/10/46	770,000	800,170
Series 2013-GC15 A3 4.10% 9/10/46	440,332	464,067
•Series 2015-GC33 B 4.57% 9/10/58	500,000	552,588
Series 2020-GC46 A5 2.72% 2/15/53	500,000	515,562
COMM Mortgage Trust
Series 2013-LC6 AM 3.28% 1/10/46	1,000,000	1,035,690
Series 2014-CR14 A3 3.96% 2/10/47	545,000	580,199
Series 2014-CR17 A5 3.98% 5/10/47	1,365,000	1,483,821
Series 2014-UBS3 A4 3.82% 6/10/47	1,500,000	1,626,585
Series 2015-CR26 A3 3.36% 10/10/48	999,469	1,073,596
•Csail Commercial Mortgage Trust Series 2017-CX10 A5 3.46% 11/15/50	500,000	541,440
CSAIL Commercial Mortgage Trust
Series 2015-C3 A4 3.72% 8/15/48	1,000,000	1,092,093

LVIP SSGA Bond Index Fund–62

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
CSAIL Commercial Mortgage Trust (continued)
Series 2020-C19 A3 2.56% 3/15/53	150,000	$ 151,514
GS Mortgage Securities Trust
Series 2013-GC12 A3 2.86% 6/10/46	1,500,000	1,558,729
Series 2015-GC28 A5 3.40% 2/10/48	1,500,000	1,617,804
Series 2020-GC45 A5 2.91% 2/13/53	275,000	287,492
JPM-BB Commercial Mortgage Securities Trust
•Series 2013-C14 AS 4.41% 8/15/46	1,475,000	1,573,425
Series 2016-C1 A5 3.58% 3/15/49	500,000	544,778
JPMDB Commercial Mortgage Securities Trust Series 2020-COR7 A5 2.18% 5/13/53	400,000	393,742
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-JP2 B 3.46% 8/15/49	1,163,000	1,212,005
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C9 A4 3.10% 5/15/46	725,000	757,992
Series 2015-C24 A4 3.73% 5/15/48	1,250,000	1,373,070
Series 2015-C25 ASB 3.38% 10/15/48	731,948	772,109
Morgan Stanley Capital I Trust
Series 2015-MS1 A3 3.51% 5/15/48	500,000	531,727
Series 2017-HR2 A4 3.59% 12/15/50	500,000	545,949
Series 2020-L4 A3 2.70% 2/15/53	400,000	411,459
UBS Commercial Mortgage Trust
Series 2017-C4 A4 3.56% 10/15/50	580,000	630,197
Series 2017-C7 A4 3.68% 12/15/50	350,000	384,612
Series 2018-C14 A3 4.18% 12/15/51	350,000	394,124
Series 2018-C8 A4 3.98% 2/15/51	200,000	222,573
Wells Fargo Commercial Mortgage Trust
•Series 2013-LC12 B 4.27% 7/15/46	400,000	398,800
Series 2015-C30 A3 3.41% 9/15/58	465,777	496,279
Series 2015-P2 A4 3.81% 12/15/48	665,000	734,947
Series 2017-C41 A4 3.47% 11/15/50	350,000	380,216
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust (continued)
Series 2018-C46 A4 4.15% 8/15/51	2,350,000	$ 2,652,878
Series 2019-C50 A5 3.73% 5/15/52	310,000	341,438
Series 2020-C56 A5 2.45% 6/15/53	220,600	222,474
WFRBS Commercial Mortgage Trust
Series 2012-C9 A3 2.87% 11/15/45	820,382	843,083
Series 2014-C22 A5 3.75% 9/15/57	1,000,000	1,088,514
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $38,197,398)		38,970,761
ΔREGIONAL BONDS–0.24%
Canada—0.24%
Province of Alberta Canada
1.88% 11/13/24	250,000	260,984
2.20% 7/26/22	500,000	512,591
3.30% 3/15/28	400,000	440,232
3.35% 11/1/23	200,000	214,758
Province of British Columbia Canada
2.00% 10/23/22	150,000	154,128
6.50% 1/15/26	100,000	123,781
7.25% 9/1/36	100,000	153,976
Province of Manitoba Canada
2.10% 9/6/22	63,000	64,646
2.60% 4/16/24	750,000	796,335
Province of New Brunswick Canada 3.63% 2/24/28	150,000	168,780
Province of Ontario Canada
1.75% 1/24/23	145,000	148,808
2.00% 10/2/29	250,000	251,926
2.20% 10/3/22	500,000	514,375
2.30% 6/15/26	500,000	528,180
2.45% 6/29/22	150,000	154,036
Province of Quebec Canada
1.35% 5/28/30	200,000	190,121
1.50% 2/11/25	250,000	257,281
2.50% 4/9/24	100,000	105,971
2.50% 4/20/26	1,000,000	1,067,040
2.63% 2/13/23	350,000	365,151
2.75% 4/12/27	300,000	323,661
7.50% 7/15/23	200,000	231,306
7.50% 9/15/29	175,000	248,343
Province of Saskatchewan Canada 8.50% 7/15/22	100,000	110,180
		7,386,590
Total Regional Bonds (Cost $6,948,495)		7,386,590

LVIP SSGA Bond Index Fund–63

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS–1.58%
Canada—0.13%
Canada Government International Bond
1.63% 1/22/25	500,000	$ 518,227
2.00% 11/15/22	290,000	298,567
Export Development Canada
1.38% 2/24/23	500,000	510,586
1.75% 7/18/22	150,000	152,999
2.63% 2/21/24	500,000	531,241
Province of Alberta Canada 1.30% 7/22/30	150,000	139,466
Province of British Columbia Canada 1.30% 1/29/31	250,000	235,190
Province of Ontario Canada
0.63% 1/21/26	175,000	171,196
1.13% 10/7/30	1,250,000	1,152,462
1.60% 2/25/31	250,000	238,978
Province of Quebec Canada 0.60% 7/23/25	250,000	246,318
		4,195,230
Chile—0.06%
Chile Government International Bond
2.25% 10/30/22	100,000	102,429
2.55% 1/27/32	200,000	201,540
3.13% 1/21/26	826,000	887,777
3.24% 2/6/28	350,000	377,436
3.50% 1/25/50	200,000	203,390
Republic of Chile 3.50% 4/15/53	200,000	200,252
		1,972,824
Colombia—0.14%
Colombia Government International Bond
2.63% 3/15/23	700,000	719,138
3.00% 1/30/30	200,000	195,874
3.13% 4/15/31	600,000	587,616
3.88% 4/25/27	350,000	374,615
3.88% 2/15/61	200,000	179,250
4.00% 2/26/24	250,000	265,740
5.00% 6/15/45	500,000	532,705
5.20% 5/15/49	200,000	219,758
6.13% 1/18/41	200,000	237,494
7.38% 9/18/37	500,000	660,250
8.13% 5/21/24	250,000	298,048
		4,270,488
Hungary—0.03%
Hungary Government International Bond 5.38% 3/25/24	700,000	792,727
		792,727
Indonesia—0.07%
Indonesia Government International Bond
2.85% 2/14/30	250,000	254,506
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Indonesia (continued)
Indonesia Government International Bond (continued)
3.50% 2/14/50	250,000	$ 250,286
4.10% 4/24/28	300,000	331,965
4.20% 10/15/50	800,000	875,800
4.75% 2/11/29	200,000	229,619
5.35% 2/11/49	200,000	248,537
		2,190,713
Israel—0.09%
Israel Government AID Bond 5.50% 4/26/24	200,000	230,057
Israel Government International Bond
2.88% 3/16/26	200,000	215,540
3.15% 6/30/23	200,000	211,520
3.25% 1/17/28	200,000	220,500
4.00% 6/30/22	150,000	156,750
4.50% 1/30/43	200,000	241,186
State of Israel
2.50% 1/15/30	200,000	205,500
3.38% 1/15/50	200,000	202,000
3.88% 7/3/50	1,000,000	1,099,128
		2,782,181
Italy—0.06%
Republic of Italy Government International Bond
1.25% 2/17/26	495,000	484,645
5.38% 6/15/33	800,000	973,982
6.88% 9/27/23	350,000	401,883
		1,860,510
Japan—0.17%
Japan Bank for International Cooperation
0.38% 9/15/23	420,000	418,966
0.63% 7/15/25	235,000	230,751
1.25% 1/21/31	200,000	187,192
1.63% 10/17/22	200,000	203,994
1.75% 10/17/24	200,000	207,769
2.00% 10/17/29	200,000	202,487
2.25% 11/4/26	200,000	210,142
2.38% 7/21/22	300,000	308,117
2.38% 11/16/22	200,000	206,629
2.38% 4/20/26	300,000	316,953
2.50% 6/1/22	200,000	205,108
2.50% 5/23/24	200,000	211,774
2.50% 5/28/25	700,000	746,074
2.75% 11/16/27	200,000	214,354
2.88% 6/1/27	350,000	380,632
2.88% 7/21/27	200,000	216,052
3.25% 7/20/23	200,000	212,855
3.25% 7/20/28	300,000	331,818
3.38% 7/31/23	200,000	213,547
		5,225,214

LVIP SSGA Bond Index Fund–64

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Mexico—0.26%
Mexico Government International Bond
2.66% 5/24/31	500,000	$ 471,540
3.75% 1/11/28	200,000	213,856
3.75% 4/19/71	200,000	175,330
3.77% 5/24/61	200,000	176,850
4.00% 10/2/23	550,000	591,948
4.13% 1/21/26	285,000	316,598
4.15% 3/28/27	370,000	410,260
4.35% 1/15/47	200,000	198,398
4.50% 1/31/50	400,000	405,292
4.60% 2/10/48	200,000	204,732
4.75% 4/27/32	1,500,000	1,670,250
4.75% 3/8/44	1,000,000	1,054,030
5.75% 10/12/10	800,000	887,552
6.05% 1/11/40	475,000	570,138
6.75% 9/27/34	500,000	639,505
Mexico Government International Bonds 3.25% 4/16/30	205,000	206,720
		8,192,999
Panama—0.11%
Panama Government International Bond
2.25% 9/29/32	700,000	665,357
3.16% 1/23/30	445,000	462,925
3.87% 7/23/60	910,000	899,371
3.88% 3/17/28	300,000	327,744
4.30% 4/29/53	300,000	321,702
4.50% 4/16/50	200,000	220,506
6.70% 1/26/36	200,000	269,002
7.13% 1/29/26	100,000	123,539
8.88% 9/30/27	100,000	137,804
9.38% 4/1/29	100,000	146,205
		3,574,155
Peru—0.06%
Peruvian Government International Bond
2.78% 1/23/31	140,000	140,029
3.30% 3/11/41	125,000	121,660
3.55% 3/10/51	145,000	141,190
4.13% 8/25/27	350,000	390,880
5.63% 11/18/50	100,000	132,290
6.55% 3/14/37	500,000	675,000
7.35% 7/21/25	100,000	123,634
8.75% 11/21/33	200,000	311,500
		2,036,183
Philippines—0.12%
Philippine Government International Bond
2.46% 5/5/30	250,000	252,492
2.95% 5/5/45	1,050,000	981,149
3.00% 2/1/28	200,000	211,684
3.70% 2/2/42	200,000	208,784
3.75% 1/14/29	400,000	443,370
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Philippines (continued)
Philippine Government International Bond (continued)
3.95% 1/20/40	500,000	$ 536,609
5.00% 1/13/37	500,000	613,771
9.50% 2/2/30	300,000	466,116
		3,713,975
Poland—0.04%
Republic of Poland Government International Bond
3.00% 3/17/23	250,000	262,293
3.25% 4/6/26	400,000	442,440
5.00% 3/23/22	500,000	522,500
		1,227,233
Republic of Korea—0.12%
Export-Import Bank of Korea
0.38% 2/9/24	200,000	199,012
0.63% 2/9/26	200,000	194,278
1.38% 2/9/31	250,000	233,363
2.88% 1/21/25	500,000	532,025
3.25% 11/10/25	200,000	218,008
3.63% 11/27/23	300,000	324,583
5.00% 4/11/22	250,000	261,537
Korea Development Bank
0.40% 6/19/24	215,000	213,929
0.80% 7/19/26	250,000	244,033
1.63% 1/19/31	250,000	237,940
Korea International Bond
2.50% 6/19/29	200,000	207,964
2.75% 1/19/27	500,000	538,570
3.88% 9/11/23	200,000	216,396
		3,621,638
Sweden—0.06%
Svensk Exportkredit
0.25% 9/29/23	200,000	199,475
0.38% 3/11/24	200,000	199,336
0.50% 8/26/25	500,000	490,105
1.63% 11/14/22	430,000	439,460
2.88% 3/14/23	500,000	524,821
		1,853,197
Uruguay—0.06%
Uruguay Government International Bond
4.38% 10/27/27	300,000	340,389
5.10% 6/18/50	1,000,000	1,238,860
7.63% 3/21/36	250,000	382,160
		1,961,409
Total Sovereign Bonds (Cost $47,610,030)		49,470,676
SUPRANATIONAL BANKS–1.54%
African Development Bank
0.88% 3/23/26	800,000	793,325
1.63% 9/16/22	415,000	423,333

LVIP SSGA Bond Index Fund–65

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
SUPRANATIONAL BANKS (continued)
African Development Bank (continued)
2.13% 11/16/22	350,000	$ 360,760
Andina de Fomento
1.63% 9/23/25	500,000	499,040
2.38% 5/12/23	250,000	258,035
3.75% 11/23/23	220,000	235,950
4.38% 6/15/22	250,000	260,760
Asian Development Bank
0.25% 7/14/23	1,045,000	1,043,571
0.25% 10/6/23	250,000	249,506
0.38% 9/3/25	750,000	733,856
0.50% 2/4/26	500,000	488,623
0.63% 4/29/25	1,500,000	1,494,271
0.75% 10/8/30	250,000	226,262
1.50% 10/18/24	500,000	516,010
1.63% 1/24/23	200,000	205,028
1.75% 8/14/26	100,000	103,432
1.88% 1/24/30	200,000	201,953
2.00% 4/24/26	600,000	628,836
2.38% 8/10/27	250,000	265,077
2.63% 1/30/24	400,000	424,953
2.63% 1/12/27	1,000,000	1,079,700
2.75% 3/17/23	725,000	760,353
Asian Infrastructure Investment Bank
0.25% 9/29/23	665,000	664,136
0.50% 5/28/25	500,000	494,260
Council Of Europe Development Bank
1.38% 2/27/25	250,000	256,686
2.50% 2/27/24	300,000	317,787
2.63% 2/13/23	90,000	93,939
European Bank for Reconstruction & Development
0.25% 7/10/23	250,000	249,561
0.50% 5/19/25	1,000,000	989,360
1.50% 2/13/25	85,000	87,595
European Investment Bank
0.25% 9/15/23	365,000	364,459
0.38% 12/15/25	400,000	389,717
0.38% 3/26/26	340,000	329,613
0.63% 7/25/25	1,500,000	1,484,737
0.88% 5/17/30	700,000	647,906
1.25% 2/14/31	1,175,000	1,107,930
1.38% 9/6/22	275,000	279,587
1.63% 3/14/25	325,000	336,915
1.63% 10/9/29	550,000	547,610
2.25% 8/15/22	1,000,000	1,028,150
2.38% 6/15/22	1,000,000	1,026,098
2.50% 3/15/23	955,000	997,040
2.63% 5/20/22	500,000	513,768
2.63% 3/15/24	415,000	441,726
2.88% 8/15/23	500,000	530,206
3.25% 1/29/24	1,400,000	1,511,146
FMS Wertmanagement
2.00% 8/1/22	400,000	409,484
2.75% 3/6/23	250,000	261,924
	Principal Amount°	Value (U.S. $)
SUPRANATIONAL BANKS (continued)
Inter-American Development Bank
0.25% 11/15/23	500,000	$ 498,604
0.50% 5/24/23	600,000	603,036
0.63% 7/15/25	1,000,000	990,548
0.63% 9/16/27	500,000	474,745
1.13% 1/13/31	250,000	233,490
1.75% 3/14/25	1,250,000	1,300,348
2.00% 6/2/26	250,000	261,535
2.00% 7/23/26	100,000	104,597
2.25% 6/18/29	350,000	365,723
2.63% 1/16/24	1,500,000	1,591,770
3.00% 10/4/23	500,000	533,105
3.00% 2/21/24	400,000	429,600
3.20% 8/7/42	100,000	109,731
3.88% 10/28/41	100,000	120,864
4.38% 1/24/44	56,000	72,670
International Bank for Reconstruction & Development
0.25% 11/24/23	175,000	174,529
0.38% 7/28/25	500,000	489,713
0.50% 10/28/25	280,000	274,886
0.63% 4/22/25	1,500,000	1,494,255
0.75% 11/24/27	325,000	311,111
0.75% 8/26/30	1,000,000	907,993
0.88% 5/14/30	500,000	462,355
1.25% 2/10/31	1,000,000	946,636
1.63% 1/15/25	750,000	777,320
1.75% 10/23/29	250,000	250,565
1.88% 6/19/23	1,000,000	1,035,477
2.13% 7/1/22	1,000,000	1,023,940
2.13% 2/13/23	100,000	103,548
2.50% 3/19/24	750,000	795,921
2.50% 11/25/24	900,000	962,208
2.50% 11/22/27	350,000	373,966
3.13% 11/20/25	450,000	494,528
4.75% 2/15/35	50,000	64,857
7.63% 1/19/23	100,000	113,210
International Finance
0.38% 7/16/25	145,000	142,033
0.50% 3/20/23	85,000	85,279
0.75% 8/27/30	500,000	453,732
1.38% 10/16/24	675,000	692,753
2.88% 7/31/23	160,000	169,424
Nordic Investment Bank
0.38% 5/19/23	200,000	200,355
0.38% 9/11/25	250,000	244,375
0.50% 1/21/26	250,000	244,344
2.25% 5/21/24	200,000	210,999
2.88% 7/19/23	200,000	211,642
Weibo 3.38% 7/8/30	300,000	298,440
Total Supranational Banks (Cost $47,615,317)		48,314,734
U.S. TREASURY OBLIGATIONS–37.03%
U.S. Treasury Bonds
1.13% 5/15/40	3,000,000	2,447,812

LVIP SSGA Bond Index Fund–66

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Bonds (continued)
1.13% 8/15/40	12,000,000	$ 9,757,500
1.25% 5/15/50	9,300,000	7,018,230
1.38% 11/15/40	8,500,000	7,230,312
1.38% 8/15/50	8,000,000	6,242,500
1.63% 11/15/50	8,750,000	7,291,211
1.88% 2/15/41	3,000,000	2,793,281
1.88% 2/15/51	5,000,000	4,437,500
2.00% 2/15/50	1,500,000	1,371,738
2.38% 11/15/49	2,500,000	2,483,691
2.50% 2/15/45	10,400,000	10,616,938
2.50% 2/15/46	6,350,000	6,472,039
2.50% 5/15/46	7,200,000	7,337,250
2.75% 8/15/42	2,600,000	2,788,906
2.75% 11/15/42	3,500,000	3,750,742
2.75% 8/15/47	4,200,000	4,489,078
2.75% 11/15/47	6,500,000	6,949,668
2.88% 5/15/43	13,500,000	14,768,262
2.88% 8/15/45	1,200,000	1,310,250
2.88% 5/15/49	3,000,000	3,294,375
3.00% 5/15/42	2,850,000	3,182,760
3.00% 11/15/45	8,100,000	9,041,625
3.00% 2/15/47	7,700,000	8,617,984
3.00% 5/15/47	5,700,000	6,379,992
3.00% 2/15/48	5,000,000	5,604,883
3.00% 8/15/48	11,000,000	12,344,062
3.00% 2/15/49	9,500,000	10,672,656
3.13% 8/15/44	19,500,000	22,190,391
3.13% 5/15/48	4,000,000	4,587,188
3.38% 11/15/48	2,000,000	2,401,953
3.63% 2/15/44	3,000,000	3,688,125
3.75% 8/15/41	3,850,000	4,787,986
3.88% 8/15/40	3,750,000	4,728,223
4.38% 5/15/41	2,750,000	3,704,121
5.00% 5/15/37	1,000,000	1,404,102
5.25% 11/15/28	500,000	636,602
5.38% 2/15/31	500,000	668,887
5.50% 8/15/28	500,000	642,383
6.00% 2/15/26	750,000	933,252
6.13% 11/15/27	800,000	1,046,031
6.13% 8/15/29	300,000	408,715
6.25% 8/15/23	1,600,000	1,828,188
6.63% 2/15/27	750,000	985,078
6.75% 8/15/26	500,000	649,941
6.88% 8/15/25	1,000,000	1,263,789
7.13% 2/15/23	1,000,000	1,130,898
7.25% 8/15/22	500,000	549,063
7.50% 11/15/24	500,000	625,918
7.63% 11/15/22	500,000	560,918
7.63% 2/15/25	500,000	634,824
U.S. Treasury Notes
0.13% 5/31/22	10,000,000	10,002,734
0.13% 6/30/22	10,000,000	10,002,344
0.13% 7/31/22	50,000,000	50,003,906
0.13% 9/30/22	6,000,000	5,999,531
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
0.13% 1/31/23	7,000,000	$ 6,996,719
0.13% 2/28/23	10,000,000	9,993,750
0.13% 8/15/23	20,000,000	19,953,906
0.13% 2/15/24	10,000,000	9,946,094
0.25% 11/15/23	32,000,000	31,983,750
0.25% 10/31/25	20,000,000	19,474,219
0.38% 12/31/25	2,500,000	2,441,504
0.38% 7/31/27	45,000,000	42,509,180
0.50% 5/31/27	5,000,000	4,779,102
0.50% 6/30/27	12,000,000	11,452,031
0.50% 8/31/27	15,500,000	14,733,477
0.63% 12/31/27	10,000,000	9,522,266
0.63% 8/15/30	5,000,000	4,531,250
0.75% 1/31/28	35,000,000	33,556,250
0.88% 11/15/30	21,000,000	19,421,719
1.13% 2/28/25	5,500,000	5,603,555
1.13% 2/29/28	12,000,000	11,790,000
1.38% 10/15/22	13,500,000	13,755,762
1.38% 2/15/23	5,000,000	5,113,867
1.38% 6/30/23	9,400,000	9,646,750
1.50% 2/28/23	12,000,000	12,305,625
1.50% 3/31/23	4,500,000	4,619,531
1.50% 9/30/24	5,000,000	5,172,266
1.50% 11/30/24	32,000,000	33,087,500
1.50% 8/15/26	11,000,000	11,264,687
1.50% 1/31/27	8,000,000	8,158,125
1.50% 2/15/30	6,000,000	5,926,172
1.63% 8/31/22	9,000,000	9,190,547
1.63% 11/15/22	16,750,000	17,151,084
1.63% 5/31/23	16,000,000	16,491,875
1.63% 10/31/23	18,000,000	18,633,516
1.63% 2/15/26	11,000,000	11,375,547
1.63% 5/15/26	6,500,000	6,713,027
1.63% 11/30/26	6,000,000	6,170,625
1.63% 8/15/29	8,000,000	8,028,438
1.75% 6/15/22	30,000,000	30,592,969
1.75% 7/15/22	18,000,000	18,380,391
1.75% 5/15/23	15,000,000	15,493,359
1.75% 11/15/29	5,000,000	5,059,180
1.88% 7/31/26	8,000,000	8,356,250
2.00% 2/15/23	14,150,000	14,634,195
2.00% 4/30/24	8,000,000	8,396,562
2.00% 5/31/24	10,000,000	10,501,172
2.00% 2/15/25	11,000,000	11,585,664
2.00% 11/15/26	5,000,000	5,246,094
2.13% 12/31/22	3,000,000	3,103,008
2.13% 11/30/23	22,000,000	23,084,531
2.13% 2/29/24	12,000,000	12,621,563
2.13% 9/30/24	7,000,000	7,394,297
2.13% 11/30/24	9,000,000	9,513,633
2.13% 5/31/26	10,000,000	10,580,078
2.25% 3/31/26	5,000,000	5,323,047
2.25% 2/15/27	16,000,000	16,993,750
2.25% 8/15/27	9,000,000	9,538,945

LVIP SSGA Bond Index Fund–67

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
2.25% 11/15/27	11,500,000	$ 12,173,379
2.38% 5/15/27	9,500,000	10,153,496
2.38% 5/15/29	11,000,000	11,689,219
2.50% 8/15/23	18,250,000	19,237,353
2.63% 12/31/25	2,000,000	2,164,219
2.63% 2/15/29	9,000,000	9,734,766
2.75% 8/31/23	8,000,000	8,485,000
2.75% 11/15/23	5,000,000	5,324,609
2.75% 2/15/24	26,000,000	27,805,781
2.75% 2/28/25	5,000,000	5,411,719
2.75% 6/30/25	5,000,000	5,424,805
2.75% 2/15/28	12,000,000	13,088,906
2.88% 11/30/25	7,000,000	7,654,062
2.88% 5/15/28	4,000,000	4,397,031
2.88% 8/15/28	13,000,000	14,298,984
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
3.13% 11/15/28	7,000,000	$ 7,828,242
Total U.S. Treasury Obligations (Cost $1,129,068,232)		1,157,524,311

	Number of Shares
MONEY MARKET FUND–2.29%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.04%)	71,471,819	71,471,819
Total Money Market Fund (Cost $71,471,819)		71,471,819

TOTAL INVESTMENTS–102.22% (Cost $3,093,539,661)	3,194,921,288

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(2.22%)	(69,470,416)
NET ASSETS APPLICABLE TO 268,497,288 SHARES OUTSTANDING–100.00%	$3,125,450,872

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2021. Rate will reset at a future date.
^ Zero coupon security.
φ Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at March 31, 2021.
✱ Considered an affiliated investment. See Note 2 in “Notes.”
Δ Securities have been classified by country of origin.

Summary of Abbreviations:
AID–Agency for International Development
CA–Credit Agricole
GM–Insured by Assured Guaranty Municipal Corporation
GNMA–Government National Mortgage Association
GS–Goldman Sachs
HSBC–Hong Kong and Shanghai Banking Corporation
JPM-BB–JPMorgan Barclays Bank
NATL–Insured by the National Public Finance Guarantee Corporation
S&P–Standard & Poor’s
S.F.–Single Family
TBA–To be announced
WFRBS–Wells Fargo Royal Bank of Scotland
yr–Year
See accompanying notes.
LVIP SSGA Bond Index Fund–68

LVIP SSGA Bond Index Fund
Notes
March 31, 2021 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Bond Index Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–U.S. government and agency securities are valued at the mean between their bid and ask prices, which approximates fair value.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Commercial Mortgage-Backed Securities	$—	$30,401,857	$—	$30,401,857
Agency Mortgage-Backed Securities	—	850,120,535	—	850,120,535
Agency Obligations	—	50,756,408	—	50,756,408
Corporate Bonds	—	860,960,765	—	860,960,765
Municipal Bonds	—	20,501,726	—	20,501,726
Non-Agency Asset-Backed Securities	—	9,041,106	—	9,041,106
Non-Agency Commercial Mortgage-Backed Securities	—	38,970,761	—	38,970,761
Regional Bonds	—	7,386,590	—	7,386,590
Sovereign Bonds	—	49,470,676	—	49,470,676
Supranational Banks	—	48,314,734	—	48,314,734
U.S. Treasury Obligations	—	1,157,524,311	—	1,157,524,311
Money Market Fund	71,471,819	—	—	71,471,819
Total Investments	$71,471,819	$3,123,449,469	$—	$3,194,921,288
There were no Level 3 investments at the beginning or end of the period.
LVIP SSGA Bond Index Fund–69

LVIP SSGA Bond Index Fund
Notes (continued)
3. Transactions with Affiliates
The Fund has investments in Lincoln National Corporation, the parent company of LIAC. Investments in companies considered to be affiliates of the Fund and the corresponding investment activity for the period ended March 31, 2021 were as follows:
	Value 12/31/20	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 3/31/21	Principal Amount 3/31/21	Interest Income
Corporate Bond-0.02%@
Insurance-0.02%@
Lincoln National 4.00% 9/1/23	$545,351	$—	$—	$—	$(4,949)	$540,402	500,000	$20,000

@	As a percentage of Net Assets as of March 31, 2021.
LVIP SSGA Bond Index Fund–70